United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg K&L Gates LLP Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (97.60%)
Consumer Discretionary (9.28%)
Amazon.com Inc. (a)	13,400	$984,096
Apollo Group Inc. Class A (a)	10,300	806,799
AutoZone Inc. (a)	6,100	991,982
Comcast Corp. Class A	63,900	871,596
Family Dollar Stores Inc.	33,200	1,107,884
GameStop Corp. Class A (a)	12,000	336,240
ITT Educational Services Inc. (a)	6,900	837,798
McDonald’s Corp.	78,200	4,267,374
NIKE Inc. Class B	48,100	2,255,409
Priceline.com Inc. (a)	10,000	787,800
The DIRECTV Group Inc. (a)	53,600	1,221,544
Urban Outfitters Inc. (a)	51,000	834,870

		15,303,392

Consumer Staples (8.97%)
Colgate-Palmolive Co.	34,600	2,040,708
CVS Caremark Corp.	118,400	3,254,816
General Mills Inc.	31,300	1,561,244
Kraft Foods Inc. Class A	35,300	786,837
PepsiCo Inc.	15,600	803,088
Philip Morris International Inc.	62,200	2,213,076
The Coca-Cola Co.	22,900	1,006,455
Wal-Mart Stores Inc.	60,000	3,126,000

		14,792,224

Energy (13.02%)
Anadarko Petroleum Corp.	25,800	1,003,362
Apache Corp.	16,500	1,057,485
Baker Hughes Inc.	19,300	551,015
Cameron International Corp. (a)	30,900	677,637
Chevron Corp.	37,900	2,548,396
ConocoPhillips	54,500	2,134,220
CONSOL Energy Inc.	27,500	694,100
Devon Energy Corp.	22,400	1,001,056
Diamond Offshore Drilling Inc.	18,900	1,188,054
Exxon Mobil Corp.	36,300	2,472,030
Massey Energy Co.	47,300	478,676
Murphy Oil Corp.	26,500	1,186,405
National-Oilwell Varco Inc. (a)	23,300	668,943
Occidental Petroleum Corp.	40,200	2,237,130
Smith International Inc.	20,400	438,192
Southwestern Energy Co. (a)	40,700	1,208,383
Transocean Ltd. (a)	19,000	1,117,960
XTO Energy Inc.	26,400	808,368

		21,471,412

Financials (9.29%)
ACE Ltd.	55,800	2,254,320
BlackRock Inc.	2,300	299,092
Charles Schwab Corp.	51,400	796,700
Hudson City Bancorp Inc.	131,500	1,537,235
JPMorgan Chase & Co.	87,700	2,331,066

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Marsh & McLennan Companies Inc.	36,700	$743,175
PNC Financial Services Group Inc.	72,300	2,117,667
State Street Corp.	15,800	486,324
Travelers Companies Inc.	55,500	2,255,520
Wells Fargo & Co.	174,800	2,489,152

		15,310,251

Health Care (18.80%)
Amgen Inc. (a)	51,700	2,560,184
Baxter International Inc.	15,300	783,666
Becton Dickinson & Co.	31,500	2,118,060
Biogen Idec Inc. (a)	26,300	1,378,646
Bristol-Myers Squibb Co.	89,500	1,961,840
Cerner Corp. (a)	21,300	936,561
Covidien Ltd.	64,200	2,134,008
CR Bard Inc.	11,700	932,724
Express Scripts Inc. (a)	25,600	1,181,952
Gilead Sciences Inc. (a)	34,200	1,584,144
Johnson & Johnson	73,500	3,866,100
Medtronic Inc.	20,600	607,082
Merck & Co. Inc.	40,200	1,075,350
Mylan Inc. (a)	55,547	744,885
Myriad Genetics Inc. (a)	33,800	1,536,886
St. Jude Medical Inc. (a)	57,200	2,078,076
Stryker Corp.	18,900	643,356
Thermo Fisher Scientific Inc. (a)	57,600	2,054,592
Varian Medical Systems Inc. (a)	21,500	654,460
Wyeth	50,300	2,164,912

		30,997,484

Industrials (10.96%)
3M Co.	11,700	581,724
Burlington Northern Santa Fe Corp.	10,500	631,575
CH Robinson Worldwide Inc.	16,700	761,687
CSX Corp.	18,000	465,300
Dun & Bradstreet Corp.	11,100	854,700
Emerson Electric Co.	22,550	644,479
Fastenal Co.	23,600	758,858
First Solar Inc. (a)	12,700	1,685,290
ITT Corp.	54,600	2,100,462
Norfolk Southern Corp.	25,096	846,990
Raytheon Co.	60,300	2,348,082
Union Pacific Corp.	87,000	3,576,570
United Technologies Corp.	46,600	2,002,868
WW Grainger Inc.	11,700	821,106

		18,079,691

Materials & Processes (3.48%)
CF Industries Holdings Inc.	15,400	1,095,402
Ecolab Inc.	23,400	812,682
Monsanto Co.	20,200	1,678,620
Mosaic Co.	20,400	856,392

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
Potash Corporation of Saskatchewan Inc.	16,000	$1,292,960

		5,736,056

Technology (16.75%)
Accenture Ltd. Class A	31,000	852,190
Amphenol Corp. Class A	27,400	780,626
Apple Inc. (a)	5,400	567,648
Automatic Data Processing Inc.	61,800	2,172,888
CA Inc.	51,200	901,632
Cisco Systems Inc. (a)	128,900	2,161,653
eBay Inc. (a)	52,700	661,912
EMC Corp. (a)	179,100	2,041,740
FLIR Systems Inc. (a)	49,100	1,005,568
Google Inc. Class A (a)	3,900	1,357,434
Hewlett-Packard Co.	27,200	872,032
Intel Corp.	59,400	893,970
International Business Machines Corp.	33,900	3,284,571
Intuit Inc. (a)	36,300	980,100
Juniper Networks Inc. (a)	48,700	733,422
MasterCard Inc. Class A	17,600	2,947,648
Microsoft Corp.	60,700	1,115,059
Oracle Corp. (a)	139,300	2,517,151
Symantec Corp. (a)	118,200	1,765,908

		27,613,152

	Shares	Value

Telecommunication Services (2.69%)
AT&T Inc.	86,500	2,179,800
Verizon Communications Inc.	74,600	2,252,920

		4,432,720

Utilities (4.36%)
Dominion Resources Inc.	64,800	2,008,152
Exelon Corp.	46,000	2,087,940
FPL Group Inc.	21,300	1,080,549
PG&E Corp.	52,500	2,006,550

		7,183,191

Total Common Stocks
(cost $204,508,964)		160,919,573

	Shares	Value
Short-term Investments (3.47%)
JPMorgan U.S. Government Money Market Fund	5,716,366	$5,716,366

Total Short-term Investments (cost $5,716,366)		5,716,366

TOTAL INVESTMENTS (101.07%) (cost $210,225,330)		166,635,939
LIABILITIES, NET OF OTHER ASSETS (-1.07%)		(1,761,897)

NET ASSETS (100.00%)		$164,874,042

(a)	Non-income producing security.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Common Stocks (95.32%)
Consumer Discretionary (12.55%)
99 Cents Only Stores (a)	27,300	$252,252
Advance Auto Parts Inc.	8,085	332,132
Bally Technologies Inc. (a)	8,500	156,570
Belo Corp. Class A	190,500	116,205
Burger King Holdings Inc.	9,775	224,336
Career Education Corp. (a)	22,700	543,892
CEC Entertainment Inc. (a)	23,300	603,004
Coach Inc. (a)	8,450	141,115
Copart Inc. (a)	14,400	427,104
Darden Restaurants Inc.	19,450	666,357
Dollar Tree Inc. (a)	4,800	213,840
Einstein Noah Restaurant Group Inc. (a)	166,300	969,529
FTI Consulting Inc. (a)	12,525	619,737
GameStop Corp. Class A (a)	26,625	746,032
Guess? Inc.	12,900	271,932
Hawk Corp. Class A (a)	6,484	74,890
Kirkland’s Inc. (a)	8,578	41,861
LKQ Corp. (a)	11,362	162,136
NIKE Inc. Class B	12,025	563,852
O’Reilly Automotive Inc. (a)	8,000	280,080
Polaris Industries Inc.	19,800	424,512
Spartan Motors Inc.	8,825	35,477
Starbucks Corp. (a)	30,550	339,411
Urban Outfitters Inc. (a)	22,725	372,008
VF Corp.	5,975	341,232
Warnaco Group Inc. (a)	53,900	1,293,600
Wet Seal Inc. Class A (a)	207,300	696,528

		10,909,624

Consumer Staples (6.26%)
Avon Products Inc.	22,800	438,444
Cal-Maine Foods Inc.	17,900	400,781
Casey’s General Stores Inc.	13,300	354,578
Church & Dwight Co. Inc.	8,325	434,815
ConAgra Foods Inc.	24,650	415,845
Corn Products International Inc.	37,925	804,010
Energizer Holdings Inc. (a)	6,075	301,867
H.J. Heinz Co.	6,350	209,931
J.M. Smucker Co.	10,850	404,380
Kroger Co.	26,525	562,860
Nash Finch Co.	10,500	294,945
Pantry Inc. (a)	23,600	415,596
Spartan Stores Inc.	26,000	400,660

		5,438,712

Energy (11.71%)
Arch Coal Inc.	8,400	112,308
Atwood Oceanics Inc. (a)	8,200	136,038
Boots & Coots International Well
Control Inc. (a)	38,660	48,325
Concho Resources Inc. (a)	15,575	398,564
CONSOL Energy Inc.	11,175	282,057

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Core Laboratories NV	6,350	$464,566
Dawson Geophysical Co. (a)	28,700	387,450
Devon Energy Corp.	12,525	559,742
Dresser-Rand Group Inc. (a)	29,380	649,298
Foundation Coal Holdings Inc.	15,900	228,165
GulfMark Offshore Inc. (a)	21,500	512,990
Hornbeck Offshore Services Inc. (a)	53,800	819,912
Mariner Energy Inc. (a)	23,850	184,838
Massey Energy Co.	32,600	329,912
Mitcham Industries Inc. (a)	105,334	401,323
Natural Gas Services Group (a)	48,100	432,900
Newpark Resources Inc. (a)	120,700	305,371
Rosetta Resources Inc. (a)	104,200	515,790
Superior Well Services Inc. (a)	69,900	358,587
Tidewater Inc.	14,300	530,959
Transocean Ltd. (a)	18,800	1,106,192
Vanguard Natural Resources LLC	49,700	482,587
Western Refining Inc.	42,700	509,838
World Fuel Services Corp.	13,400	423,842

		10,181,554

Financial Services (14.82%)
ACE Ltd.	20,775	839,310
Alliance Data Systems Corp. (a)	13,800	509,910
American Physicians Capital Inc.	24,600	1,006,632
Amerisafe Inc. (a)	82,300	1,260,836
Annaly Capital Management Inc.	57,750	800,993
Aon Corp.	12,275	501,066
Arch Capital Group Ltd. (a)	6,500	350,090
Assurant Inc.	15,000	326,700
Digital Realty Trust Inc.	43,475	1,442,500
HCC Insurance Holdings Inc.	8,675	218,523
Horace Mann Educators Corp.	53,200	445,284
Knight Capital Group Inc. Class A (a)	48,500	714,890
LaBranche & Co. Inc. (a)	179,400	670,956
Lazard Ltd. Class A	17,850	524,790
MasterCard Inc. Class A	1,075	180,041
Morgan Stanley	22,595	514,488
Nelnet Inc. Class A (a)	6,881	60,828
Northern Trust Corp.	5,975	357,425
Prospect Capital Corp.	43,200	368,064
Raymond James Financial Inc.	60,575	1,193,327
Tower Group Inc.	24,000	591,120

		12,877,773

Health Care (11.24%)
Aetna Inc.	7,300	177,609
Alexion Pharmaceuticals Inc. (a)	2,375	89,443
Allergan Inc.	8,500	405,960
Allion Healthcare Inc. (a)	10,900	50,140
AMERIGROUP Corp. (a)	27,200	749,088
Arena Pharmaceuticals Inc. (a)	31,000	93,310

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Celgene Corp. (a)	7,550	$335,220
Cephalon Inc. (a)	11,250	766,125
Cyberonics Inc. (a)	40,600	538,762
Emergency Medical Services Corp. Class A (a)	15,700	492,823
Endo Pharmaceuticals Holdings Inc. (a)	21,550	381,004
Express Scripts Inc. (a)	8,275	382,057
Gentiva Health Services Inc. (a)	17,900	272,080
Genzyme Corp. (a)	4,600	273,194
Healthspring Inc. (a)	44,791	374,901
Hologic Inc. (a)	29,918	391,627
Immucor Inc. (a)	16,875	424,406
Inverness Medical Innovations Inc. (a)	14,800	394,124
Life Technologies Corp. (a)	26,500	860,720
Perrigo Co.	40,800	1,013,064
Psychiatric Solutions Inc. (a)	11,350	178,535
QIAGEN NV (a)	34,050	543,438
ResMed Inc. (a)	9,800	346,332
United Therapeutics Corp. (a)	3,550	234,619

		9,768,581

Industrials (14.65%)
Alaska Air Group Inc. (a)	23,200	407,624
AMETECK Inc.	17,950	561,296
Ampco-Pittsburgh Corp.	22,800	302,328
BE Aerospace Inc. (a)	17,450	151,292
Briggs & Stratton Corp.	33,500	552,750
Bucyrus International Inc.	25,400	385,572
Chart Industries Inc. (a)	68,800	542,144
Delta Air Lines Inc. (a)	45,775	257,713
Expeditors International of Washington Inc.	9,575	270,877
Flowserve Corp.	10,650	597,678
Foster Wheeler AG (a)	24,150	421,900
GrafTech International Ltd. (a)	90,500	557,480
Hawaiian Holdings Inc. (a)	106,200	396,126
Iron Mountain Inc. (a)	22,075	489,403
ITT Corp.	11,225	431,826
Kirby Corp. (a)	8,550	227,772
Knoll Inc.	38,000	232,940
M & F Worldwide Corp. (a)	33,700	394,627
MasTec Inc. (a)	48,700	588,783
Pacer International Inc.	34,400	120,400
Perini Corp. (a)	24,300	298,890
Polypore International Inc. (a)	2,500	10,050
Precision Castparts Corp.	16,975	1,016,802
Raytheon Co.	14,900	580,206
Republic Airways Holdings Inc. (a)	55,800	361,584
Republic Services Inc.	20,950	359,293
Rockwell Collins Inc.	8,500	277,440
RR Donnelley & Sons Co.	70,800	518,964
TAL International Group Inc.	39,300	287,676

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Triumph Group Inc.	11,300	$431,660
VSE Corp.	15,300	408,510
Wabtec Corp.	10,950	288,861

		12,730,467

Materials & Processes (4.43%)
Airgas Inc.	18,225	616,187
Crown Holdings Inc. (a)	36,525	830,213
Greif Inc.	16,000	532,640
Innophos Holdings Inc.	26,856	302,936
Rock-Tenn Co. Class A	31,500	852,075
SPX Corp.	15,200	714,552

		3,848,603

Technology (12.24%)
Activision Blizzard Inc. (a)	23,255	243,247
Amphenol Corp. Class A	13,275	378,205
Anixter International Inc. (a)	13,500	427,680
ANSYS Inc. (a)	6,325	158,758
Broadcom Corp. Class A (a)	34,450	688,311
Check Point Software Technologies Ltd. (a)	7,550	167,685
Cognizant Technology Solutions Corp. (a)	17,525	364,345
CommScope Inc. (a)	11,475	130,356
CSG Systems International Inc. (a)	31,100	444,108
EarthLink Inc. (a)	94,500	620,865
F5 Networks Inc. (a)	11,325	237,259
Fiserv Inc. (a)	7,575	276,184
FLIR Systems Inc. (a)	17,075	349,696
GSI Technology Inc. (a)	120,600	299,088
Hewitt Associates Inc. Class A (a)	25,750	766,320
Intersil Corp.	31,950	367,425
Marvell Technology Group Ltd. (a)	20,075	183,887
McAfee Inc. (a)	14,025	469,837
MICROS Systems Inc. (a)	8,950	167,812
Multi-Fineline Electronix Inc. (a)	40,100	675,284
NetApp Inc. (a)	22,025	326,851
Newport Corp. (a)	10,300	45,526
Nuance Communications Inc. (a)	81,000	879,660
Paychex Inc.	9,625	247,074
Silicon Laboratories Inc. (a)	18,600	491,040
SYNNEX Corp. (a)	38,600	759,262
TransAct Technologies Inc. (a)	22,600	58,534
Trimble Navigation Ltd. (a)	19,250	294,140
United Online Inc.	7,610	33,941
UTStarcom Inc. (a)	107,000	83,460

		10,635,840

Telecommunication Services (0.97%)
American Tower Corp. Class A (a)	23,125	703,693

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
tw telecom inc. (a)	16,425	$143,719

		847,412

Utilities (6.45%)
Allegheny Energy Inc.	18,825	436,175
Central Vermont Public Service Corp.	22,008	380,739
Cleco Corp.	5,000	108,450
Entergy Corp.	675	45,961
Hawaiian Electric Industries Inc.	34,300	471,282
ITC Holdings Corp.	20,000	872,400
Laclede Group Inc.	15,000	584,700
MGE Energy Inc.	26,600	834,442
Nicor Inc.	8,500	282,455
NorthWestern Corp.	25,700	552,036

	Shares	Value
Wisconsin Energy Corp.	5,900	$242,903
Xcel Energy Inc.	42,675	795,035

		5,606,578

Total Common Stocks
(cost $103,811,607)		82,845,144

Short-term Investments (3.84%)
JPMorgan U.S. Government Money Market Fund	3,338,000	3,338,000

Total Short-term Investments (cost $3,338,000)		3,338,000

TOTAL INVESTMENTS (99.16%) (cost $107,149,607)		86,183,144
OTHER ASSETS, NET OF LIABILITIES (0.84%)		728,382

NET ASSETS (100.00%)		$86,911,526

(a)	Non-income producing security.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (89.52%) (a)

Australia (2.61%)
BHP Billiton PLC	37,000	$729,849
CSL Ltd.	40,114	906,437

		1,636,286

Austria (0.22%)
Erste Group Bank AG	8,094	137,094

Belgium (1.88%)
Anheuser-Busch InBev NV	42,788	1,178,176

Brazil (4.24%)
Companhia Vale do Rio Doce ADR	21,700	288,610
Gafisa SA	52,400	264,061
Itau Unibanco Banco Multiplo SA ADR	116,523	1,267,775
Petroleo Brasileiro SA	27,269	830,887

		2,651,333

Canada (3.04%)
Cameco Corp.	19,200	329,664
Potash Corporation of Saskatchewan Inc.	8,123	656,420
Rogers Communications Inc. Class B	39,751	915,900

		1,901,984

China (0.43%)
Industrial and Commercial Bank of China Ltd. Class H	521,000	270,775

Denmark (3.76%)
A P Moller-Maersk A/S Class B	77	338,359
Novo Nordisk A/S Class B	21,700	1,040,426
Vestas Wind Systems A/S (b)	22,150	973,053

		2,351,838

France (10.46%)
Accor SA	27,114	943,661
Alstom SA	8,799	456,283
AXA	11,905	142,889
BNP Paribas	24,501	1,010,826
Compagnie de Saint-Gobain	21,028	589,184
Compagnie Generale des Etablissements Michelin Class B	9,435	349,703
Groupe DANONE	6,700	326,045
JC Decaux SA	19,000	215,237
L’Oreal SA	6,400	439,970
Pernod Ricard SA	9,200	512,712
Schneider Electric SA	7,000	465,546
Total SA	12,300	608,228
Veolia Environnement	23,100	482,373

		6,542,657

Germany (2.70%)
Bayerische Motoren Werke (BMW) AG	9,459	272,846

	Shares	Value
Common Stocks (Cont.)

Germany (Cont.)
Linde AG	20,849	$1,415,606

		1,688,452

Hong Kong (5.35%)
Cathay Pacific Airways Ltd.	239,000	237,080
Cheung Kong Holdings Ltd.	105,000	904,978
China Life Insurance Co. Ltd. H	123,000	404,548
China Mobile Ltd.	67,000	583,631
China Petroleum and Chemical Corp. (Sinopec) H	738,000	472,910
CNOOC Ltd.	357,000	358,735
Esprit Holdings Ltd.	76,300	389,310

		3,351,192

India (0.60%)
ICICI Bank Ltd. Sponsored ADR	28,057	372,878

Israel (1.76%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	24,412	1,099,761

Italy (0.76%)
Eni SpA	24,500	474,375

Japan (8.20%)
Daikin Industries Ltd.	11,800	324,878
Daiwa Securities Group Inc.	81,000	358,964
Fanuc Ltd.	11,200	766,046
Honda Motor Co. Ltd.	27,000	642,756
Japan Tobacco Inc.	240	641,564
Marubeni Corp.	161,000	507,075
Mizuho Financial Group Inc.	164,900	322,010
Nintendo Co. Ltd.	3,100	906,849
Shiseido Co. Ltd.	29,000	425,170
Sumitomo Realty & Development Co. Ltd.	14,000	156,415
Sumitomo Trust & Banking Co. Ltd.	20,000	77,436

		5,129,163

Malaysia (1.17%)
Genting Berhad	284,800	287,496
Sime Darby Berhad	283,700	444,017

		731,513

Mexico (1.28%)
Cemex SAB de C.V. Participant Certificate Sponsored ADR (b)	127,913	799,456

Netherlands (2.20%)
ASML Holding NV—NY Reg.	17,521	308,509
Heineken NV	21,158	601,040

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Netherlands (Cont.)
Royal Dutch Shell PLC Class A	20,823	$464,541

		1,374,090

Norway (0.88%)
Norsk Hydro ASA	52,000	195,670
StatoilHydro ASA	20,300	355,264

		550,934

Singapore (2.52%)
Capitaland Ltd.	187,500	287,509
DBS Group Holdings Ltd.	91,824	511,914
Keppel Corp. Ltd.	112,000	370,032
Singapore Airlines Ltd.	21,000	138,493
United Overseas Bank Ltd.	42,000	269,400

		1,577,348

South Africa (0.77%)
AngloGold Ashanti Ltd. Sponsored ADR	13,200	485,232

Spain (3.35%)
Gamesa Corp Tecnologica SA	49,745	638,054
Telefonica SA	73,248	1,460,661

		2,098,715

Sweden (1.58%)
Atlas Copco AB Class A	65,000	488,070
Hennes & Mauritz AB (H&M) B Shares	4,478	167,881
Investor AB B Shares	26,200	331,306

		987,257

Switzerland (15.13%)
ABB Ltd. Reg. (b)	85,121	1,187,162
Actelion Ltd. Reg. (b)	5,824	265,786
Compagnie Financiere Richemont SA Class A	9,975	155,745
Credit Suisse Group AG Reg.	27,582	839,816
Holcim Ltd.	10,100	359,749
Julius Baer Holding AG Reg.	19,516	479,524
Lonza Group AG Reg.	8,603	849,992
Nestle SA	49,699	1,679,049
Novartis AG	6,900	261,052
Roche Holding AG	11,866	1,628,610
Syngenta AG Reg.	3,010	605,048
Transocean Ltd. (b)	13,172	775,040
UBS AG Reg. (Virt-X) (b)	40,700	381,573

		9,468,146

Taiwan (2.12%)
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	148,372	1,327,929

	Shares	Value
Common Stocks (Cont.)

United Kingdom (12.21%)
Anglo American PLC	17,600	$299,704
BG Group PLC	68,125	1,027,629
BP PLC	165,153	1,107,415
British American Tobacco PLC	27,730	640,587
Cadbury PLC	63,464	478,709
Diageo PLC	49,868	556,868
Imperial Tobacco Group PLC	17,306	388,665
Lloyds TSB Group PLC	161,600	163,612
Reckitt Benckiser Group PLC	8,414	315,691
Rio Tinto PLC	13,172	442,291
Standard Chartered PLC	38,129	473,460
Tesco PLC	181,748	868,348
Vodafone Group PLC	422,687	736,936
Xstrata PLC	21,432	143,765

		7,643,680

United States (0.30%)
Las Vegas Sands Corp. (b)	62,544	188,257

Total Common Stocks
(cost $77,728,120)		56,018,521

Preferred Stocks (4.00%) (a)
Brazil (4.00%)
Banco Bradesco SA Pfd.	62,600	623,909
Companhia Vale do Rio Doce Pfd. A	34,900	403,349
Petroleo Brasileiro SA Pfd.	96,800	1,194,274
Suzano Papel e Celulose SA (b)	63,100	280,988

		2,502,520

Total Preferred Stocks
(cost $4,947,790)		2,502,520

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Principal amount	Value
Repurchase Agreement (5.85%)
State Street Bank & Trust Repurchase Agreement, (c) 0.050%, agreement date 03/31/2009, to be repurchased at $3,657,983 on 04/01/2009	$3,657,978	$3,657,978

Total Repurchase Agreement
(cost $3,657,978)		3,657,978

TOTAL INVESTMENTS (99.37%)
(cost $86,333,888)		62,179,019
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.63%)		396,539

NET ASSETS (100.00%)		$62,575,558

(a)	The Fund used values provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	Repurchase agreement is fully collateralized by U.S. Government Agency securities with coupon rates of 4.701% and 3.973%, maturity dates of September 1, 2033 and August 1, 2033, and market values of $808,761 and $2,922,966 as of March 31, 2009.

ADR – American Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN

CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$13,493,559	21.69%
United States Dollar	12,079,886	19.42
Swiss Franc	8,693,106	13.98
British Pound	8,373,530	13.47
Japanese Yen	5,129,163	8.25
Hong Kong Dollar	3,621,967	5.83
Brazilian Real	2,766,581	4.45
Danish Krone	2,351,838	3.78
Singapore Dollar	1,577,348	2.54
Swedish Krona	987,257	1.59
Canadian Dollar	915,900	1.47
Australian Dollar	906,437	1.46
Malaysian Ringgit	731,513	1.18
Norwegian Krone	550,934	0.89

Total Investments	$62,179,019	100.00%

INTERNATIONAL EQUITY FUND

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$9,788,610	15.64%
Consumer Staples	9,052,595	14.47
Energy	7,998,960	12.78
Industrials	7,923,333	12.66
Materials	7,105,738	11.36
Health Care	6,052,063	9.67
Consumer Discretionary	3,876,953	6.20
Telecommunication Services	3,697,129	5.91
Information Technology	2,543,287	4.06
Utilities	482,373	0.77

Total Stocks	58,521,041	93.52
Repurchase Agreement	3,657,978	5.85
Cash and Other Assets, Net of Liabilities	396,539	0.63

Net Assets	$62,575,558	100.00%

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (99.25%)
Consumer Discretionary (12.80%)
1-800-FLOWERS.COM Inc. (a)	8,515	$17,626
99 Cents Only Stores (a)	11,178	103,285
Aaron Rents Inc.	10,958	292,140
Aeropostale Inc. (a)	16,685	443,154
AFC Enterprises (a)	7,641	34,461
AH Belo Corp. Class A	7,340	7,193
Ambassadors Group Inc.	4,372	35,501
America’s Car-Mart Inc. (a)	3,100	42,129
American Apparel Inc. (a)	7,300	21,316
American Axle & Manufacturing Holdings Inc.	10,687	14,107
American Greetings Corp.	12,300	62,238
American Public Education Inc. (a)	3,000	126,180
Amerigon Inc. (a)	6,800	25,160
Ameristar Casinos Inc.	6,057	76,197
Arbitron Inc.	6,818	102,338
ArvinMeritor Inc.	18,015	14,232
Asbury Automotive Group Inc.	7,252	31,256
Audiovox Corp. (a)	3,404	11,676
Avatar Holdings Inc. (a)	1,948	29,181
Bally Technologies Inc. (a)	13,662	251,654
Beazer Homes USA Inc. (a)	11,300	11,413
bebe stores inc.	8,600	57,362
Belo Corp. Class A	20,500	12,505
Bidz.com Inc. (a)	2,200	8,844
Big 5 Sporting Goods Corp.	5,919	34,745
BJ’s Restaurants Inc. (a)	5,439	75,656
Blockbuster Inc. (a)	45,309	32,622
Blue Nile Inc. (a)	3,456	104,198
Bluegreen Corp. (a)	5,523	9,610
Blyth Inc.	1,536	40,136
Bob Evans Farms Inc.	8,345	187,095
Borders Group Inc. (a)	16,900	10,647
Brookfield Homes Corp.	3,037	10,478
Brown Shoe Co. Inc.	10,605	39,769
Brunswick Corp.	21,200	73,140
Buckle Inc.	5,749	183,566
Buffalo Wild Wings Inc. (a)	4,096	149,832
Build-A-Bear Workshop Inc. (a)	5,429	32,954
Cabela’s Inc. (a)	8,630	78,619
Cache Inc. (a)	3,857	11,108
California Pizza Kitchen Inc. (a)	6,320	82,666
Callaway Golf Co.	15,814	113,545
Capella Education Co. (a)	3,729	197,637
Carter’s Inc. (a)	13,608	255,966
Casual Male Retail Group Inc. (a)	9,943	4,872
Cato Corp. Class A	7,344	134,248
Cavco Industries Inc. (a)	1,300	30,680
CEC Entertainment Inc. (a)	5,406	139,907
Champion Enterprises Inc. (a)	18,280	8,774
Charlotte Russe Holding Inc. (a)	6,067	49,446
Charming Shoppes Inc. (a)	29,581	41,413

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Charter Communications Inc. (a)	95,972	$1,996
Cheesecake Factory Inc. (a)	14,859	170,136
Cherokee Inc.	2,482	38,719
Chico’s FAS Inc. (a)	43,200	231,984
Children’s Place Retail Stores Inc. (a)	5,656	123,810
Christopher & Banks Corp.	8,642	35,346
Churchill Downs Inc.	2,161	64,960
Cinemark Holdings Inc.	6,300	59,157
Citi Trends Inc. (a)	4,000	91,560
CKE Restaurants Inc.	14,272	119,885
CKX Inc. (a)	12,100	49,610
Coldwater Creek Inc. (a)	16,300	40,913
Collective Brands Inc. (a)	15,578	151,730
Columbia Sportswear Co.	3,600	107,712
Conn’s Inc. (a)	3,086	43,327
Cooper Tire & Rubber Co.	14,701	59,392
Core-Mark Holding Co. Inc. (a)	2,000	36,440
Corinthian Colleges Inc. (a)	21,278	413,857
Cox Radio Inc. (a)	7,663	31,418
Cracker Barrel Old Country Store Inc.	5,882	168,460
Crocs Inc. (a)	20,300	24,157
Crown Media Holdings Inc. (a)	2,762	5,634
CSS Industries Inc.	1,518	25,806
Cumulus Media Inc. (a)	9,406	9,500
Dana Holding Corp. (a)	23,300	10,718
Deckers Outdoor Corp. (a)	3,253	172,539
Denny’s Corp. (a)	25,053	41,839
DG FastChannel Inc. (a)	4,500	84,465
Dillard’s Inc. Class A	13,700	78,090
DineEquity Inc.	4,575	54,259
Dolan Media Co. (a)	6,000	47,220
Domino’s Pizza Inc. (a)	9,517	62,336
Dover Downs Gaming & Entertainment Inc.	3,702	11,365
Dress Barn Inc. (a)	12,136	149,151
Drew Industries Inc. (a)	5,664	49,164
drugstore.com Inc. (a)	16,100	18,837
DSW Inc. (a)	4,100	38,089
Entercom Communications Corp.	6,385	7,024
Entravision Communications Corp. (a)	15,640	4,066
Ethan Allen Interiors Inc.	6,322	71,186
Exide Technologies (a)	19,900	59,700
FGX International Holdings Ltd. (a)	2,400	27,888
Fisher Communications Inc.	1,296	12,649
Fossil Inc. (a)	11,347	178,148
Fred’s Inc.	11,140	125,659
Fuel Systems Solutions Inc. (a)	3,200	43,136
Fuqi International Inc. (a)	3,400	15,980
Furniture Brands International Inc.	10,564	15,529
G-III Apparel Group Ltd. (a)	4,300	23,736
Gaiam Inc. (a)	5,300	17,384
Gaylord Entertainment Co. (a)	9,963	82,992

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Genesco Inc. (a)	4,892	$92,116
Global Sources Ltd. (a)	3,863	15,027
Global Traffic Network Inc. (a)	1,900	5,757
Grand Canyon Education Inc. (a)	833	14,378
Gray Television Inc.	11,047	3,535
Great Wolf Resorts Inc. (a)	9,028	21,035
Group 1 Automotive Inc.	5,521	77,128
GSI Commerce Inc. (a)	6,527	85,504
Gymboree Corp. (a)	7,265	155,108
Harte-Hanks Inc.	7,900	42,265
Haverty Furniture Companies Inc.	5,735	60,390
Hayes Lemmerz International Inc. (a)	22,600	4,181
Helen of Troy Ltd. (a)	6,800	93,500
hhgregg Inc. (a)	4,134	58,496
Hibbett Sports Inc. (a)	7,712	148,225
Hooker Furniture Corp.	3,216	27,143
Hot Topic Inc. (a)	11,992	134,190
Hovnanian Enterprises Inc. (a)	10,600	16,536
Iconix Brand Group Inc. (a)	15,400	136,290
Insight Enterprises Inc. (a)	11,548	35,337
Interactive Data Corp.	8,800	218,768
iRobot Corp. (a)	5,400	41,040
Isle of Capri Casinos Inc. (a)	5,809	30,730
J. Crew Group Inc. (a)	10,500	138,390
Jack in the Box Inc. (a)	14,712	342,642
JAKKS Pacific Inc. (a)	7,427	91,723
Jo-Ann Stores Inc. (a)	6,269	102,435
Jos. A. Bank Clothiers Inc. (a)	4,337	120,612
Journal Communications Inc. Class A	10,142	7,607
K-Swiss Inc. Class A	7,571	64,656
K12 Inc. (a)	1,473	20,475
Kenneth Cole Productions Inc.	3,220	20,576
Knology Inc. (a)	6,400	26,368
Krispy Kreme Doughnuts Inc. (a)	16,306	26,090
La-Z-Boy Inc.	14,522	18,153
Landry’s Restaurants Inc.	3,695	19,288
Leapfrog Enterprises Inc. (a)	9,620	13,276
Lear Corp. (a)	16,000	12,000
Lee Enterprises Inc. Class A	14,400	4,032
Libbey Inc.	4,800	4,416
Life Time Fitness Inc. (a)	8,493	106,672
Lin TV Corp. (a)	7,165	8,025
Lincoln Educational Services (a)	400	7,328
Live Nation Inc. (a)	18,300	48,861
Lodgian Inc. (a)	5,551	11,657
Luby’s Inc. (a)	3,300	16,203
Lululemon Athletica Inc. (a)	4,200	36,372
Lumber Liquidators Inc. (a)	3,200	40,800
M/I Homes Inc.	4,200	29,358
Maidenform Brands Inc. (a)	6,000	54,960
Marcus Corp.	4,237	36,014
Marine Products Corp.	2,692	11,414
MarineMax Inc. (a)	5,615	11,005

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Martha Stewart Living Omnimedia Inc. (a)	7,678	$19,118
Marvel Entertainment Inc. (a)	12,200	323,910
Matthews International Corp.	8,268	238,201
McClatchy Co. Class A	12,800	6,272
Media General Inc.	5,301	10,178
Mediacom Communications Corp. Class A (a)	11,728	47,264
Meritage Homes Corp. (a)	7,700	87,934
Midas Inc. (a)	3,884	30,761
Modine Manufacturing Co.	8,143	20,358
Monarch Casino & Resort Inc. (a)	3,766	19,433
Monro Muffler Brake Inc.	4,635	126,675
Morgans Hotel Group Co. (a)	7,700	23,947
Movado Group Inc.	4,516	34,051
National CineMedia Inc.	11,400	150,252
National Presto Industries Inc.	1,318	80,411
Nautilus Inc. (a)	7,802	4,915
Netflix Inc. (a)	10,022	430,144
New York & Co. Inc. (a)	6,956	24,694
NutriSystem Inc.	7,300	104,171
O’Charley’s Inc.	6,009	18,087
Orbitz Worldwide Inc. (a)	8,134	10,493
Outdoor Channel Holdings Inc. (a)	2,300	15,686
Overstock.com Inc. (a)	4,199	38,421
Oxford Industries Inc.	3,747	23,119
Pacific Sunwear of California Inc. (a)	17,102	28,389
Palm Harbor Homes Inc. (a)	2,805	6,255
Pantry Inc. (a)	6,039	106,347
Papa John’s International Inc. (a)	5,880	134,476
PC Mall Inc. (a)	3,500	15,890
Peet’s Coffee & Tea Inc. (a)	3,941	85,204
PEP Boys-Manny Moe & Jack	10,527	46,424
Perry Ellis International Inc. (a)	3,426	11,854
PetMed Express Inc. (a)	6,500	107,120
PF Chang’s China Bistro Inc. (a)	5,991	137,074
Pier 1 Imports Inc. (a)	22,511	12,606
Pinnacle Entertainment Inc. (a)	14,448	101,714
Playboy Enterprises Inc. (a)	6,294	12,399
Polaris Industries Inc.	8,387	179,817
Pool Corp.	12,700	170,180
Pre-Paid Legal Services Inc. (a)	2,267	65,811
Prestige Brands Holdings Inc. (a)	9,448	48,941
Primedia Inc.	9,236	22,813
Quantum Fuel Systems Technologies Worldwide Inc. (a)	20,300	16,240
Quiksilver Inc. (a)	31,000	39,680
Raser Technologies Inc. (a)	10,300	43,157
RC2 Corp. (a)	5,154	27,162
RCN Corp. (a)	9,871	36,523
Red Robin Gourmet Burgers Inc. (a)	4,274	75,351
Regis Corp.	10,778	155,742

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Rent-A-Center Inc. (a)	16,700	$323,479
Retail Ventures Inc. (a)	9,321	14,168
REX Stores Corp. (a)	1,200	12,864
RHI Entertainment Inc. (a)	3,400	5,168
Rick’s Cabaret International Inc. (a)	2,100	9,534
Riviera Holdings Corp. (a)	2,665	2,718
Ruby Tuesday Inc. (a)	12,911	37,700
Russ Berrie & Co. Inc. (a)	3,376	4,456
Ruth’s Hospitality Group Inc. (a)	7,400	8,954
Ryland Group Inc.	10,400	173,264
Sally Beauty Holdings Inc. (a)	22,000	124,960
Scholastic Corp.	6,873	103,576
Sealy Corp. (a)	9,700	14,453
Shoe Carnival Inc. (a)	3,017	31,226
Shuffle Master Inc. (a)	10,278	29,498
Shutterfly Inc. (a)	5,743	53,812
Sinclair Broadcast Group Inc.	15,304	15,763
Six Flags Inc. (a)	24,556	6,630
Skechers U.S.A. Inc. (a)	7,849	52,353
Skyline Corp.	2,143	40,738
Smith & Wesson Holding Corp. (a)	11,100	66,822
Sonic Automotive Inc.	6,697	10,715
Sonic Corp. (a)	14,500	145,290
Sotheby’s	16,787	151,083
Spartan Motors Inc.	9,400	37,788
Speedway Motorsports Inc.	3,554	42,008
Stage Stores Inc.	9,107	91,799
Stamps.com Inc. (a)	4,428	42,952
Standard Pacific Corp. (a)	25,100	22,088
Stein Mart Inc. (a)	7,023	20,296
Steiner Leisure Ltd. (a)	3,800	92,758
Steinway Musical Instruments Inc. (a)	2,299	27,519
Steven Madden Ltd. (a)	4,912	92,247
Stewart Enterprises Inc.	23,354	75,667
Stoneridge Inc. (a)	4,400	9,284
Superior Industries International Inc.	6,741	79,881
Systemax Inc. (a)	2,300	29,716
Talbots Inc.	6,899	24,215
Tempur-Pedic International Inc.	17,900	130,670
Tenneco Inc. (a)	11,113	18,114
Texas Roadhouse Inc. Class A (a)	11,904	113,445
The Andersons Inc.	4,192	59,275
The Finish Line Inc. Class A	11,906	78,818
The Men’s Wearhouse Inc.	12,700	192,278
The Steak n Shake Co. (a)	8,736	66,132
thinkorswim Group Inc. (a)	14,300	123,552
Timberland Co. (a)	11,700	139,698
TiVo Inc. (a)	24,240	170,650
Town Sports International Holdings Inc. (a)	5,500	16,445
Tractor Supply Co. (a)	8,300	299,298
True Religion Apparel Inc. (a)	4,400	51,964
Tuesday Morning Corp. (a)	7,389	9,384

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Tupperware Brands Corp.	15,296	$259,879
Tween Brands Inc. (a)	6,118	13,093
Ulta Salon Cosmetics & Fragrance Inc. (a)	4,100	27,142
Under Armour Inc. Class A (a)	7,900	129,797
Unifi Inc. (a)	7,300	4,672
UniFirst Corp.	3,275	91,176
Universal Electronics Inc. (a)	4,175	75,567
Universal Technical Institute Inc. (a)	5,981	71,772
Vail Resorts Inc. (a)	7,382	150,814
Valassis Communications Inc. (a)	11,490	18,039
Value Line Inc.	162	4,429
VistaPrint Ltd. (a)	10,800	296,892
Volcom Inc. (a)	5,000	48,500
Warnaco Group Inc. (a)	11,366	272,784
Wendy’s/Arby’s Group Inc. Class A	98,935	497,643
Wet Seal Inc. Class A (a)	25,505	85,697
Weyco Group Inc.	1,300	33,696
Winnebago Industries Inc.	8,519	45,236
WMS Industries Inc. (a)	10,738	224,532
Wolverine World Wide Inc.	13,121	204,425
Wonder Auto Technology Inc. (a)	2,500	8,950
World Wrestling Entertainment Inc.	6,669	76,960
Zale Corp. (a)	8,467	16,511
Zumiez Inc. (a)	4,466	43,320

		20,415,577

Consumer Staples (3.92%)
AgFeed Industries Inc. (a)	5,700	12,882
Alico Inc.	785	18,840
Alliance One International Inc. (a)	25,844	99,241
American Dairy Inc. (a)	1,100	18,601
American Oriental Bioengineering Inc. (a)	14,900	57,514
Arden Group Inc. Class A	200	23,368
B&G Foods Inc. Class A	3,600	18,720
Boston Beer Co. Inc. (a)	2,580	53,819
Cal-Maine Foods Inc.	3,600	80,604
Calavo Growers Inc.	1,700	20,434
Casey’s General Stores Inc.	13,366	356,338
Central Garden & Pet Co. (a)	15,612	117,402
Chattem Inc. (a)	4,243	237,820
Chiquita Brands International Inc. (a)	10,105	66,996
Coca-Cola Bottling Co. Consolidated	1,147	59,701
Darling International Inc. (a)	20,425	75,777
Diamond Foods Inc.	4,600	128,478
Elizabeth Arden Inc. (a)	7,003	40,827
Farmer Brothers Co.	1,393	24,795
Flowers Foods Inc.	19,985	469,248
Fresh Del Monte Produce Inc. (a)	10,100	165,842
Green Mountain Coffee Roasters Inc. (a)	4,577	219,696

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Hain Celestial Group Inc. (a)	10,823	$154,119
HQ Sustainable Maritime Industries Inc. (a)	2,400	18,360
Imperial Sugar Co.	3,700	26,603
Ingles Markets Inc.	3,805	56,809
Inter Parfums Inc.	3,301	19,245
J&J Snack Foods Corp.	3,042	105,223
Lancaster Colony Corp.	5,619	233,076
Lance Inc.	7,405	154,172
Mannatech Inc.	4,679	15,581
Maui Land & Pineapple Company Inc. (a)	866	7,352
Nash Finch Co.	3,512	98,652
National Beverage Corp. (a)	2,280	20,908
Nu Skin Enterprises Inc.	13,162	138,069
Omega Protein Corp. (a)	5,300	13,992
PriceSmart Inc.	3,100	55,831
Ralcorp Holdings Inc. (a)	13,962	752,273
Reddy Ice Holdings Inc.	4,400	6,468
Ruddick Corp.	10,490	235,500
Sanderson Farms Inc.	5,251	197,175
Smart Balance Inc. (a)	14,600	88,184
Spartan Stores Inc.	5,952	91,720
Synutra International Inc. (a)	2,300	18,883
The Great Atlantic & Pacific Tea Company Inc. (a)	8,488	45,071
Tootsie Roll Industries Inc.	6,793	147,544
TreeHouse Foods Inc. (a)	7,400	213,046
United Natural Foods Inc. (a)	11,342	215,158
Universal Corp.	6,305	188,646
USANA Health Sciences Inc. (a)	1,974	44,139
Vector Group Ltd.	8,829	114,689
Village Super Market Inc. Class A	1,200	37,404
WD-40 Co.	4,244	102,450
Weis Markets Inc.	2,596	80,580
Winn-Dixie Stores Inc. (a)	13,600	130,016
Zhongpin Inc. (a)	5,400	47,952

		6,241,833

Energy (4.19%)
Abraxas Petroleum Corp. (a)	12,600	12,978
Allis-Chalmers Energy Inc. (a)	6,700	12,931
Alon USA Energy Inc.	3,300	45,210
American Oil & Gas Inc. (a)	11,600	8,932
APCO Argentina Inc.	1,200	13,224
Approach Resources Inc. (a)	2,879	17,850
Arena Resources Inc. (a)	9,500	242,060
Atlas America Inc.	9,219	80,666
ATP Oil & Gas Corp. (a)	6,855	35,166
Basic Energy Services Inc. (a)	10,000	64,700
Berry Petroleum Co.	10,566	115,803
Bill Barrett Corp. (a)	9,038	201,005

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
BMB Munai Inc. (a)	11,700	$6,786
Bolt Technology Corp. (a)	2,700	19,197
BPZ Resources Inc. (a)	14,800	54,760
Brigham Exploration Co. (a)	11,249	21,373
Bristow Group Inc. (a)	5,991	128,387
Bronco Drilling Co. Inc. (a)	7,600	39,976
Cal Dive International Inc. (a)	10,214	69,149
Callon Petroleum Co. (a)	5,380	5,864
Cano Petroleum Inc. (a)	10,800	4,644
CARBO Ceramics Inc.	4,931	140,238
Carrizo Oil & Gas Inc. (a)	6,655	59,096
Cheniere Energy Inc. (a)	13,700	58,362
Clayton Williams Energy Inc. (a)	1,449	42,369
Clean Energy Fuels Corp. (a)	4,900	29,841
Complete Production Services Inc. (a)	12,000	36,960
Comstock Resources Inc. (a)	11,340	337,932
Concho Resources Inc. (a)	14,101	360,845
Contango Oil & Gas Co. (a)	3,500	137,200
Crosstex Energy Inc.	10,819	17,743
CVR Energy Inc. (a)	6,503	36,027
Dawson Geophysical Co. (a)	2,200	29,700
Delek US Holdings Inc.	3,000	31,080
Delta Petroleum Corp. (a)	15,527	18,632
DHT Maritime Inc.	11,600	44,544
Double Eagle Petroleum Co. (a)	2,900	14,993
Dril-Quip Inc. (a)	7,588	232,952
Endeavour International Corp. (a)	34,300	29,841
Energy XXI Bermuda Ltd.	30,600	11,475
ENGlobal Corp. (a)	7,600	34,504
Evergreen Energy Inc. (a)	25,951	36,124
EXCO Resources Inc. (a)	37,200	372,000
FX Energy Inc. (a)	11,900	33,082
Gasco Energy Inc. (a)	26,500	10,335
General Maritime Corp.	10,942	76,594
GeoGlobal Resources Inc. (a)	7,600	5,472
Geokinetics Inc. (a)	1,900	6,213
Geomet Inc. (a)	2,986	1,732
GeoResources Inc. (a)	1,900	12,768
GMX Resources Inc. (a)	4,255	27,657
Golar LNG Ltd.	8,100	27,783
Goodrich Petroleum Corp. (a)	5,653	109,442
Gran Tierra Energy Inc. (a)	56,300	141,313
Gulf Island Fabrication Inc.	3,413	27,338
GulfMark Offshore Inc. (a)	5,580	133,139
Gulfport Energy Corp. (a)	7,400	17,168
Harvest Natural Resources Inc. (a)	10,232	34,686
Hornbeck Offshore Services Inc. (a)	5,534	84,338
Houston American Energy Corp.	4,800	8,928
International Coal Group Inc. (a)	31,600	50,876
ION Geophysical Corp. (a)	20,732	32,342
James River Coal Co. (a)	6,300	77,742

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Kayne Anderson Energy Development Co.	2,200	$20,548
Knightsbridge Tankers Ltd.	4,900	71,295
Lufkin Industries Inc.	3,982	150,838
Matrix Service Co. (a)	6,400	52,608
McMoRan Exploration Co. (a)	14,948	70,256
Meridian Resource Corp. (a)	23,627	4,962
Mitcham Industries Inc. (a)	3,200	12,192
NATCO Group Inc. (a)	4,800	90,864
National Coal Corp. (a)	7,400	10,064
Natural Gas Services Group (a)	3,500	31,500
Newpark Resources Inc. (a)	21,557	54,539
NGP Capital Resources Co.	6,626	32,931
Nordic American Tanker Shipping Ltd.	9,500	278,350
Northern Oil and Gas Inc. (a)	5,900	21,240
Oilsands Quest Inc. (a)	40,200	28,944
OYO Geospace Corp. (a)	1,200	15,672
Pacific Ethanol Inc. (a)	14,800	4,884
Panhandle Oil & Gas Inc.	1,400	23,968
Parallel Petroleum Corp. (a)	9,896	12,667
Parker Drilling Co. (a)	27,321	50,271
Penn Virginia Corp.	10,334	113,467
Petroleum Development Corp. (a)	4,018	47,452
Petroquest Energy Inc. (a)	10,663	25,591
PHI Inc. (a)	3,000	29,940
Pioneer Drilling Co. (a)	11,982	39,301
PowerSecure International Inc. (a)	2,900	9,918
Quest Resource Corp. (a)	6,200	1,941
RAM Energy Resources Inc. (a)	11,900	8,687
Rentech Inc. (a)	46,100	25,355
Resource America Inc.	3,210	12,808
Rex Energy Corp. (a)	4,800	13,776
Rosetta Resources Inc. (a)	12,417	61,464
RPC Inc.	7,849	52,039
Ship Finance International Ltd.	10,500	68,880
Stone Energy Corp. (a)	7,670	25,541
SulphCo Inc. (a)	10,900	11,663
Superior Well Services Inc. (a)	4,700	24,111
Swift Energy Co. (a)	7,389	53,940
T-3 Energy Services Inc. (a)	3,300	38,874
Teekay Tankers Ltd. Class A	4,000	38,040
Toreador Resources Corp. (a)	5,390	13,529
Tri-Valley Corp. (a)	7,100	8,094
Trico Marine Services Inc. (a)	3,700	7,770
TXCO Resources Inc. (a)	10,000	4,120
Union Drilling Inc. (a)	4,200	15,960
Uranium Resources Inc. (a)	13,500	6,345
USEC Inc. (a)	26,891	129,077
VAALCO Energy Inc. (a)	16,300	86,227
Venoco Inc. (a)	4,679	15,347
Warren Resources Inc. (a)	15,946	15,308
Western Refining Inc.	6,900	82,386
Westmoreland Coal Co. (a)	1,900	13,623

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Willbros Group Inc. (a)	9,600	$93,120
World Fuel Services Corp.	6,728	212,807

		6,677,161

Financials (19.71%)
1st Source Corp.	2,827	51,027
Abington Bancorp Inc.	4,620	38,254
Acadia Realty Trust	9,090	96,445
Advance America Cash Advance Centers Inc.	13,701	23,155
Advanta Corp. Class B	11,239	7,418
Agree Realty Corp.	2,560	40,166
Alexander’s Inc.	440	74,967
Ambac Financial Group Inc.	69,100	53,898
Amcore Financial Inc.	7,109	11,374
American Campus Communities Inc.	10,889	189,033
American Capital Agency Corp.	3,000	51,330
American Equity Investment Life Holding Co.	14,369	59,775
American Physicians Capital Inc.	2,413	98,740
American Safety Insurance Holdings Ltd. (a)	3,500	40,285
Ameris Bancorp	2,230	10,503
Amerisafe Inc. (a)	5,300	81,196
Ames National Corp.	800	13,672
AmTrust Financial Services Inc.	4,900	46,795
Anchor Bancorp Wisconsin Inc.	4,887	6,597
Anthracite Capital Inc.	14,155	4,813
Anworth Mortgage Asset Corp.	24,857	152,373
Apollo Investment Corp.	35,522	123,617
Arbor Realty Trust Inc.	5,256	3,784
Ares Capital Corp.	25,724	124,504
Argo Group International Holdings Ltd. (a)	7,310	220,250
Arrow Financial Corp.	1,300	30,797
Ashford Hospitality Trust Inc.	29,476	45,393
Aspen Insurance Holdings Ltd.	21,300	478,398
Asset Acceptance Capital Corp. (a)	4,199	22,297
Associated Estates Realty Corp.	4,900	27,832
Assured Guaranty Ltd.	13,900	94,103
Baldwin & Lyons Inc.	1,211	22,912
BancFirst Corp.	1,448	52,707
Banco Latinoamericano de Exportaciones SA	7,700	72,149
BancTrust Financial Group Inc.	2,400	15,192
Bank Mutual Corp.	13,732	124,412
Bank of the Ozarks Inc.	3,518	81,195
BankFinancial Corp.	6,200	61,814
Banner Corp.	4,823	14,035
Beneficial Mutual Bancorp Inc. (a)	8,700	85,695
Berkshire Hills Bancorp Inc.	2,196	50,332
BGC Partners Inc. Class A	8,601	19,008

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
BioMed Realty Trust Inc.	20,551	$139,130
BlackRock Kelso Capital Corp.	2,400	10,056
Boston Private Financial Holdings Inc.	13,951	48,968
Brookline Bancorp Inc.	16,381	155,620
Bryn Mawr Bank Corp.	900	15,165
Calamos Asset Management Inc. Class A	5,951	28,624
Camden National Corp.	1,200	27,420
Capital City Bank Group Inc.	2,498	28,627
Capital Southwest Corp.	832	63,556
Capital Trust Inc.	3,314	3,645
Capitol Bancorp Ltd.	4,022	16,691
CapLease Inc.	8,956	17,643
Capstead Mortgage Corp.	15,800	169,692
Cardinal Financial Corp.	4,100	23,534
Cardtronics Inc. (a)	3,400	6,018
Care Investment Trust Inc.	1,700	9,282
Cascade Bancorp	6,286	10,246
Cash America International Inc.	7,080	110,873
Cathay General Bancorp	12,799	133,494
Cedar Shopping Centers Inc.	10,975	19,097
Centerstate Banks of Florida Inc.	1,000	11,010
Central Pacific Financial Corp.	8,400	47,040
Chemical Financial Corp.	6,607	137,492
Chimera Investment Corp.	34,651	116,427
Citizens & Northern Corp.	1,400	25,886
Citizens Inc. (a)	7,800	56,706
Citizens Republic Bancorp Inc. (a)	31,432	48,720
City Bank	3,504	11,563
City Holding Co.	4,571	124,743
Clifton Savings Bancorp Inc.	3,100	31,000
CNA Surety Corp. (a)	3,149	58,068
CoBiz Financial Inc.	3,304	17,346
Cogdell Spencer Inc.	1,600	8,160
Cohen & Steers Inc.	4,434	49,483
Colonial BancGroup Inc.	48,700	43,830
Colonial Properties Trust	11,000	41,910
Columbia Banking Systems Inc.	5,391	34,502
Community Bank System Inc.	8,336	139,628
Community Trust Bancorp Inc.	2,989	79,956
Compass Diversified Holdings	7,200	64,224
CompuCredit Corp. (a)	4,981	12,203
Consolidated-Tomoka Land Co.	1,442	42,827
Corporate Office Properties Trust	10,425	258,853
Corus Bankshares Inc. (a)	12,158	3,283
Cousins Properties Inc.	11,738	75,593
Crawford & Co. Class B (a)	4,876	32,767
Credit Acceptance Corp. (a)	1,898	40,788
CVB Financial Corp.	17,863	118,432
Danvers Bancorp Inc.	3,300	45,573
DCT Industrial Trust Inc.	42,800	135,676
Delphi Financial Group Inc.	10,318	138,880

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Diamond Hill Investment Group (a)	400	$15,728
DiamondRock Hospitality Co.	22,555	90,446
Dime Community Bancshares	7,069	66,307
Dollar Financial Corp. (a)	6,700	63,784
Donegal Group Inc.	2,369	36,412
DuPont Fabros Technology Inc.	4,040	27,795
East West Bancorp Inc.	16,600	75,862
EastGroup Properties Inc.	6,667	187,143
Education Realty Trust Inc.	8,425	29,403
eHealth Inc. (a)	6,900	110,469
EMC Insurance Group Inc.	946	19,932
Employers Holdings Inc.	13,200	125,928
Encore Capital Group Inc. (a)	3,100	14,043
Enstar Group Ltd. (a)	1,500	84,480
Enterprise Financial Services Corp.	2,076	20,262
Entertainment Properties Trust	8,396	132,321
Epoch Holding Corp.	1,500	10,305
Equity Lifestyle Properties Inc.	5,091	193,967
Equity One Inc.	9,046	110,271
ESSA Bancorp Inc.	3,000	39,930
Evercore Partners Inc.	3,000	46,350
Extra Space Storage Inc.	21,759	119,892
EZCORP Inc. (a)	11,300	130,741
Farmers Capital Bank Corp.	800	12,536
FBL Financial Group Inc.	2,898	12,027
FBR Capital Markets Corp. (a)	7,400	24,346
FCStone Group Inc. (a)	5,450	12,426
Federal Agricultural Mortgage Corp. Class C	2,971	7,962
FelCor Lodging Trust Inc.	14,493	19,710
Financial Federal Corp.	6,355	134,599
Financial Institutions Inc.	1,600	12,192
First Acceptance Corp. (a)	3,120	7,550
First Bancorp (North Carolina)	2,482	29,710
First BanCorp (Puerto Rico)	18,719	79,743
First Bancorp Inc.	1,000	15,860
First Busey Corp.	6,179	47,949
First Cash Financial Services Inc. (a)	5,514	82,269
First Commonwealth Financial Corp.	21,638	191,929
First Community Bancshares Inc.	1,951	22,768
First Financial Bancorp	9,423	89,801
First Financial Bankshares Inc.	5,570	268,307
First Financial Corp. Indiana	2,599	95,903
First Financial Holdings Inc.	2,795	21,382
First Financial Northwest Inc.	4,300	35,862
First Industrial Realty Trust Inc.	11,076	27,136
First Marblehead Corp. (a)	15,400	19,866
First Merchants Corp.	3,806	41,067
First Mercury Financial Corp. (a)	3,030	43,753
First Midwest Bancorp Inc.	12,941	111,163
First Niagara Financial Group Inc.	30,279	330,041
First Place Financial Corp. Ohio	3,515	11,810

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
First Potomac Realty Trust	7,389	$54,309
First South Bancorp Inc.	1,363	14,475
FirstMerit Corp.	21,100	384,020
Flagstar Bancorp Inc. (a)	10,794	8,095
Flagstone Reinsurance Holdings Ltd.	5,700	44,403
Flushing Financial Corp.	6,367	38,329
FNB Corp. (PA)	22,656	173,772
Forestar Group Inc. (a)	8,500	65,025
FPIC Insurance Group Inc. (a)	2,496	92,427
Franklin Street Properties Corp.	13,484	165,853
Friedman Billings Ramsey Group Inc. (a)	36,800	7,360
Frontier Financial Corp.	13,383	14,721
FX Real Estate and Entertainment Inc. (a)	2,000	321
GAMCO Investors Inc.	2,125	69,381
Getty Realty Corp.	3,794	69,620
GFI Group Inc.	16,156	51,861
Glacier Bancorp Inc.	15,444	242,625
Gladstone Capital Corp.	4,311	26,987
Gladstone Investment Corp.	3,600	13,752
Glimcher Realty Trust	8,370	11,718
Gramercy Capital Corp.	9,563	9,276
Green Bankshares Inc.	4,034	35,499
Greenhill & Co. Inc.	4,554	336,313
Greenlight Capital Re Ltd. Class A (a)	7,900	126,163
Grubb & Ellis Co.	6,800	4,284
Guaranty Bancorp (a)	15,700	27,475
Guaranty Financial Group Inc. (a)	10,900	11,445
Hancock Holding Co.	6,826	213,517
Hanmi Financial Corp.	12,330	16,029
Harleysville Group Inc.	3,632	115,534
Harleysville National Corp.	10,892	66,006
Harris & Harris Group Inc. (a)	7,700	28,490
Hatteras Financial Corp.	4,000	99,960
Healthcare Realty Trust Inc.	15,000	224,850
Heartland Financial USA Inc.	2,743	37,140
Hercules Technology Growth Capital Inc.	10,348	51,740
Heritage Commerce Corp.	3,504	18,396
Hersha Hospitality Trust	12,925	24,558
Highwoods Properties Inc.	15,880	340,150
Hilltop Holdings Inc. (a)	12,788	145,783
Home Bancshares Inc.	2,916	58,233
Home Properties Inc.	7,883	241,614
Horace Mann Educators Corp.	10,902	91,250
IBERIABANK Corp.	4,046	185,873
Independence Holding Co.	600	3,006
Independent Bank Corp. (MA)	4,724	69,679
Infinity Property & Casualty Corp.	3,958	134,295
Inland Real Estate Corp.	15,717	111,434
Integra Bank Corp.	4,055	7,664

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Interactive Brokers Group Inc. Class A (a)	9,900	$159,687
International Assets Holding Corp. (a)	700	7,133
International Bancshares Corp.	13,650	106,470
Investors Bancorp Inc. (a)	12,600	106,722
Investors Real Estate Trust	12,204	120,331
IPC Holdings Ltd.	13,992	378,344
Kansas City Life Insurance Co.	1,395	50,011
KBW Inc. (a)	6,633	134,982
Kearny Financial Corp.	3,806	39,887
Kite Realty Group Trust	5,494	13,460
Knight Capital Group Inc. Class A (a)	23,408	345,034
Kohlberg Capital Corp.	5,400	16,524
LaBranche & Co. Inc. (a)	14,399	53,852
Ladenburg Thalmann Financial Services Inc. (a)	21,100	11,183
Lakeland Bancorp Inc.	3,917	31,454
Lakeland Financial Corp.	2,132	40,913
LaSalle Hotel Properties	9,566	55,865
Lexington Realty Trust	19,122	45,510
Life Partners Holdings Inc.	2,125	36,253
LTC Properties Inc.	6,527	114,484
Maguire Properties Inc. (a)	9,037	6,507
Maiden Holdings Ltd.	10,600	47,382
MainSource Financial Group Inc.	5,761	46,318
MarketAxess Holdings Inc. (a)	8,296	63,381
Max Capital Group Ltd.	14,461	249,308
MB Financial Inc.	9,337	126,983
MCG Capital Corp.	21,658	27,722
Meadowbrook Insurance Group Inc.	10,462	63,818
Medallion Financial Corp.	2,300	17,043
Medical Properties Trust Inc.	19,900	72,635
Meruelo Maddux Properties Inc. (a)	11,000	803
MFA Financial Inc.	55,769	327,922
Mid-America Apartment Communities Inc.	7,104	219,016
Midwest Banc Holdings Inc.	3,645	3,681
Mission West Properties Inc.	3,600	23,040
Monmouth Real Estate Investment Corp. Class A	1,800	11,898
Montpelier Re Holdings Ltd.	22,800	295,488
Move Inc. (a)	29,508	42,787
MVC Capital Inc.	5,200	43,732
Nara Bancorp Inc.	5,984	17,593
NASB Financial Inc.	1,246	31,038
National Financial Partners Corp.	9,463	30,282
National Health Investors Inc.	5,201	139,751
National Interstate Corp.	2,000	33,820
National Penn Bancshares Inc.	20,948	173,868
National Retail Properties Inc.	19,566	309,925
National Western Life Insurance Co.	522	58,986
Navigators Group Inc. (a)	3,546	167,300

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
NBT Bancorp Inc.	8,675	$187,727
Nelnet Inc. Class A (a)	3,700	32,708
NewAlliance Bancshares Inc.	27,106	318,224
Newcastle Investment Corp.	11,714	7,614
NewStar Financial Inc. (a)	4,232	9,818
Northfield Bancorp Inc.	3,430	37,490
NorthStar Realty Finance Corp.	16,503	38,287
Northwest Bancorp Inc.	3,737	63,155
NYMAGIC Inc.	1,000	12,200
OceanFirst Financial Corp.	1,300	13,286
Ocwen Financial Corp. (a)	8,712	99,578
Odyssey Re Holdings Corp.	5,546	210,360
Old National Bancorp	17,587	196,447
Old Second Bancorp Inc.	4,304	27,330
Omega Healthcare Investors Inc.	20,903	294,314
One Liberty Properties Inc.	900	3,168
optionsXpress Holdings Inc.	11,370	129,277
Oriental Financial Group Inc.	7,068	34,492
Oritani Financial Corp. (a)	2,500	35,000
Pacific Capital Bancorp	12,263	83,021
Pacific Continental Corp.	1,400	16,296
PacWest Bancorp	6,991	100,181
Park National Corp.	2,654	147,961
Patriot Capital Funding Inc.	5,500	10,065
Peapack-Gladstone Financial Corp.	1,300	23,439
PennantPark Investment Corp.	3,800	14,250
Pennsylvania Commerce Bancorp Inc. (a)	600	11,040
Pennsylvania Real Estate Investment Trust	8,131	28,865
Penson Worldwide Inc. (a)	5,000	32,150
Peoples Bancorp Inc.	2,010	26,090
Phoenix Companies Inc.	28,603	33,466
Pinnacle Financial Partners Inc. (a)	5,114	121,253
Piper Jaffray Co. (a)	4,433	114,327
Platinum Underwriters Holdings Ltd.	13,308	377,415
PMA Capital Corp. (a)	9,463	39,461
PMI Group Inc.	17,300	10,726
Post Properties Inc.	10,590	107,383
PremierWest Bancorp	2,835	11,397
Presidential Life Corp.	4,357	33,941
Primus Guaranty Ltd. (a)	9,700	15,229
PrivateBancorp Inc.	5,408	78,200
ProAssurance Corp. (a)	7,793	363,310
Prospect Capital Corp.	7,800	66,456
Prosperity Bancshares Inc.	10,496	287,066
Provident Bankshares Corp.	9,389	66,192
Provident Financial Services Inc.	16,066	173,673
Provident New York Bancorp	9,070	77,549
PS Business Parks Inc.	3,991	147,068
Pzena Investment Management Inc. Class A	2,400	4,584

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Radian Group Inc.	15,500	$28,210
RAIT Financial Trust	17,325	21,137
Ramco-Gershenson Properties Trust	4,218	27,206
Realty Income Corp.	25,300	476,146
Redwood Trust Inc.	15,015	230,480
Renasant Corp.	4,316	54,209
Republic Bancorp Inc. (Kentucky)	1,649	30,787
Resource Capital Corp.	4,300	13,072
Riskmetrics Group Inc. (a)	5,092	72,765
RLI Corp.	5,038	252,908
Rockville Financial Inc.	1,257	11,439
Roma Financial Corp.	2,400	31,080
S&T Bancorp Inc.	6,517	138,226
Safety Insurance Group Inc.	3,528	109,650
Sanders Morris Harris Group Inc.	4,975	19,403
Sandy Spring Bancorp Inc.	3,094	34,529
Santander BanCorp	1,715	13,514
Saul Centers Inc.	2,748	63,122
SCBT Financial Corp.	2,004	41,884
Seabright Insurance Holdings (a)	6,400	66,944
Seacoast Banking Corp. of Florida	4,111	12,456
Selective Insurance Group Inc.	14,002	170,264
Senior Housing Properties Trust	30,146	422,647
Shore Bancshares Inc.	1,300	21,775
Sierra Bancorp	1,100	10,703
Signature Bank (a)	8,989	253,759
Simmons First National Corp.	2,890	72,799
Smithtown Bancorp Inc.	1,500	16,920
South Financial Group Inc.	18,200	20,020
Southside Bancshares Inc.	2,689	50,822
Southwest Bancorp Inc.	4,155	38,974
Sovran Self Storage Inc.	4,973	99,858
State Auto Financial Corp.	3,946	69,450
State Bancorp Inc.	2,500	19,250
StellarOne Corp.	4,600	54,786
Sterling Bancorp NY	5,508	54,529
Sterling Bancshares Inc. TX	20,593	134,678
Sterling Financial Corp. WA	13,536	28,020
Stewart Information Services Corp.	4,491	87,575
Stifel Financial Corp. (a)	6,769	293,165
Strategic Hotels & Resorts Inc.	17,293	11,932
Stratus Properties Inc. (a)	1,000	6,050
Suffolk Bancorp	2,093	54,397
Sun Bancorp Inc. (New Jersey) (a)	2,752	14,283
Sun Communities Inc.	5,168	61,137
Sunstone Hotel Investors Inc.	15,192	39,955
Susquehanna Bancshares Inc.	22,443	209,393
SVB Financial Group (a)	7,502	150,115
SWS Group Inc.	5,697	88,474
SY Bancorp Inc.	3,084	74,941
Tanger Factory Outlet Centers Inc.	7,425	229,135
Tejon Ranch Co. (a)	2,483	51,324
Teton Advisors Inc. (a) (b)	32	72

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Texas Capital Bancshares Inc. (a)	7,080	$79,721
Thomas Properties Group Inc.	7,300	8,614
Thomas Weisel Partners Group Inc. (a)	4,600	16,468
Tompkins Financial Corp.	1,733	74,519
Tower Group Inc.	8,734	215,118
TowneBank	4,200	68,586
TradeStation Group Inc. (a)	9,302	61,393
Trico Bancshares	2,492	41,716
Trustco Bank Corp. NY	20,610	124,072
Trustmark Corp.	13,259	243,700
U-Store-It Trust	11,581	23,394
U.S. Global Investors Inc. Class A	3,800	18,506
UCBH Holdings Inc.	23,879	36,057
UMB Financial Corp.	8,090	343,744
Umpqua Holdings Corp.	15,986	144,833
Union Bankshares Corp.	2,563	35,498
United America Indemnity Ltd. Class A (a)	5,700	22,914
United America Indemnity Ltd. Class A Rights (a) (b)	5,700	2,679
United Bankshares Inc.	9,959	171,693
United Community Banks Inc.	11,316	47,075
United Community Financial Corp.	5,339	6,460
United Financial Bancorp Inc.	3,000	39,270
United Fire & Casualty Co.	5,192	114,016
United Security Bancshares	1,326	9,759
Universal Health Realty Income Trust	3,155	92,221
Univest Corp. of Pennsylvania	2,736	47,880
Urstadt Biddle Properties Inc.	4,604	61,786
Validus Holdings Ltd.	15,500	367,040
ViewPoint Financial Group	2,700	32,481
Virtus Investment Partners Inc. (a)	1,430	9,309
W Holding Company Inc.	544	4,945
Washington Real Estate Investment Trust	13,502	233,585
Washington Trust Bancorp Inc.	2,456	39,910
Waterstone Financial Inc. (a)	1,388	2,832
WesBanco Inc.	5,814	132,734
West Bancorporation	2,400	17,880
West Coast Bancorp (Oregon)	5,360	11,899
Westamerica Bancorporation	7,683	350,037
Western Alliance Bancorp (a)	3,400	15,504
Westfield Financial Inc.	5,860	51,568
Westwood Holdings Group Inc.	1,000	39,090
Wilshire Bancorp Inc.	4,118	21,249
Winthrop Realty Trust	1,860	12,853
Wintrust Financial Corp.	6,486	79,778
World Acceptance Corp. (a)	4,481	76,625
WSFS Financial Corp.	1,735	38,795
Yadkin Valley Financial Corp.	1,700	12,665
Zenith National Insurance Corp.	9,098	219,353

		31,433,188

	Shares	Value
Common Stocks (Cont.)
Health Care (15.63%)
Abaxis Inc. (a)	5,121	$88,286
Abiomed Inc. (a)	8,401	41,165
Acadia Pharmaceuticals Inc. (a)	7,934	7,537
Accelrys Inc. (a)	4,500	17,910
Accuray Inc. (a)	10,300	51,809
Acorda Therapeutics Inc. (a)	9,444	187,086
Adolor Corp. (a)	13,700	27,948
Affymax Inc. (a)	2,127	34,266
Affymetrix Inc. (a)	16,700	54,609
Air Methods Corp. (a)	3,100	52,421
Akorn Inc. (a)	12,200	10,492
Albany Molecular Research Inc. (a)	5,323	50,196
Alexion Pharmaceuticals Inc. (a)	20,430	769,394
Alexza Pharmaceuticals Inc. (a)	4,100	9,061
Align Technology Inc. (a)	14,939	118,466
Alkermes Inc. (a)	24,449	296,566
Alliance HealthCare Services Inc. (a)	5,042	34,286
Allos Therapeutics Inc. (a)	12,100	74,778
Allscripts-Misys Healthcare Solutions Inc.	37,132	382,088
Almost Family Inc. (a)	1,800	34,362
Alnylam Pharmaceuticals Inc. (a)	9,000	171,360
AMAG Pharmaceuticals Inc. (a)	4,004	147,227
Amedisys Inc. (a)	6,499	178,658
American Medical Systems Holdings Inc. (a)	17,507	195,203
AMERIGROUP Corp. (a)	13,000	358,020
Amicus Therapeutics Inc. (a)	2,058	18,790
AMN Healthcare Services Inc. (a)	8,295	42,304
Amsurg Corp. (a)	7,304	115,768
Analogic Corp.	3,606	115,464
Angiodynamics Inc. (a)	6,800	76,432
Ardea Biosciences Inc. (a)	2,000	20,580
Arena Pharmaceuticals Inc. (a)	20,358	61,278
Ariad Pharmaceuticals Inc. (a)	21,344	25,399
ArQule Inc. (a)	11,900	49,266
Array Biopharma Inc. (a)	12,378	32,678
Assisted Living Concepts Inc. Class A (a)	2,640	35,798
athenahealth Inc. (a)	4,830	116,451
Atrion Corp.	200	17,648
Auxilium Pharmaceuticals Inc. (a)	10,600	293,832
Bio-Rad Laboratories Inc. (a)	4,596	302,876
Bio-Reference Labs Inc. (a)	3,246	67,874
Biodel Inc. (a)	2,212	11,525
BioForm Medical Inc. (a)	3,692	4,504
BioMimetic Therapeutics Inc. (a)	4,000	28,400
BMP Sunstone Corp. (a)	5,700	18,411
Bruker Corp. (a)	13,813	85,088
Cadence Pharmaceuticals Inc. (a)	6,620	62,096
Caliper Life Sciences Inc. (a)	8,100	8,019
Cantel Medical Corp. (a)	2,300	29,601

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Capital Senior Living Corp. (a)	4,200	$10,248
Caraco Pharmaceutical Laboratories
Ltd. (a)	2,074	7,300
Cardiac Science Corp. (a)	3,500	10,535
CardioNet Inc. (a)	1,200	33,672
Catalyst Health Solutions Inc. (a)	8,691	172,256
Celera Corp. (a)	19,197	146,473
Cell Genesys Inc. (a)	24,314	7,049
Celldex Therapeutics Inc. (a)	4,500	29,295
Centene Corp. (a)	10,509	189,372
Cepheid Inc. (a)	14,830	102,327
Chemed Corp.	5,612	218,307
Chindex International Inc. (a)	3,400	16,898
Clinical Data Inc. (a)	2,000	21,600
Columbia Laboratories Inc. (a)	9,700	13,968
Computer Programs & Systems Inc.	2,784	92,624
Conceptus Inc. (a)	8,200	96,350
Conmed Corp. (a)	7,429	107,052
Corvel Corp. (a)	2,405	48,629
Cougar Biotechnology Inc. (a)	3,400	109,480
Cross Country Healthcare Inc. (a)	7,789	51,018
CryoLife Inc. (a)	6,200	32,116
Cubist Pharmaceuticals Inc. (a)	13,666	223,576
CV Therapeutics Inc. (a)	16,202	322,096
Cyberonics Inc. (a)	6,476	85,937
Cynosure Inc. Class A (a)	2,900	17,661
Cypress Bioscience Inc. (a)	10,501	74,662
Cytokinetics Inc. (a)	6,500	11,050
Cytori Therapeutics Inc. (a)	6,400	11,008
Dendreon Corp. (a)	25,055	105,231
DepoMed Inc. (a)	9,800	23,128
Dexcom Inc. (a)	10,200	42,228
Dionex Corp. (a)	4,898	231,430
Discovery Laboratories Inc. (a)	28,500	34,770
Durect Corp. (a)	16,748	37,348
Dyax Corp. (a)	11,600	29,116
Eclipsys Corp. (a)	14,321	145,215
Emergency Medical Services Corp.
Class A (a)	2,600	81,614
Emergent Biosolutions Inc. (a)	2,400	32,424
Emeritus Corp. (a)	4,300	28,208
Enzo Biochem Inc. (a)	7,361	29,591
Enzon Pharmaceuticals Inc. (a)	12,615	76,573
eResearch Technology Inc. (a)	11,137	58,581
ev3 Inc. (a)	16,848	119,621
Exactech Inc. (a)	2,400	27,576
Exelixis Inc. (a)	27,815	127,949
Facet Biotech Corp. (a)	5,920	56,240
Five Star Quality Care Inc. (a)	6,100	6,344
Genomic Health Inc. (a)	4,100	99,958
Genoptix Inc. (a)	2,400	65,472
Gentiva Health Services Inc. (a)	6,826	103,755

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Geron Corp. (a)	21,273	$95,090
Greatbatch Inc. (a)	5,056	97,834
GTx Inc. (a)	5,172	54,720
Haemonetics Corp. (a)	6,197	341,331
Halozyme Therapeutics Inc. (a)	14,600	79,716
Hanger Orthopedic Group Inc. (a)	7,900	104,675
Hansen Medical Inc. (a)	4,915	19,758
Healthsouth Corp. (a)	21,900	194,472
Healthspring Inc. (a)	11,900	99,603
Healthways Inc. (a)	8,570	75,159
HMS Holdings Corp. (a)	6,700	220,430
Human Genome Sciences Inc. (a)	32,790	27,216
I-Flow Corp. (a)	5,802	21,177
ICU Medical Inc. (a)	3,232	103,812
Idenix Pharmaceuticals Inc. (a)	6,069	18,693
Idera Pharmaceuticals Inc. (a)	4,500	29,115
Immucor Inc. (a)	17,335	435,975
ImmunoGen Inc. (a)	8,300	58,930
Immunomedics Inc. (a)	15,500	14,880
Incyte Corp. (a)	18,454	43,182
Inspire Pharmaceuticals Inc. (a)	12,600	51,156
Insulet Corp. (a)	5,165	21,176
Integra LifeSciences Holdings Corp. (a)	4,827	119,372
InterMune Inc. (a)	8,789	144,491
Invacare Corp.	7,704	123,495
inVentiv Health Inc. (a)	7,856	64,105
IPC The Hospitalist Co. (a)	800	15,224
IRIS International Inc. (a)	4,000	46,120
Isis Pharmaceuticals Inc. (a)	22,202	333,252
Javelin Pharmaceuticals Inc. (a)	9,500	13,680
Kendle International Inc. (a)	3,600	75,456
Kensey Nash Corp. (a)	2,400	51,048
Kindred Healthcare Inc. (a)	6,985	104,426
KV Pharmaceutical Co. Class A (a)	9,180	15,147
Landauer Inc.	1,980	100,346
Lexicon Pharmaceuticals Inc. (a)	15,100	16,459
LHC Group Inc. (a)	4,000	89,120
Life Sciences Research Inc. (a)	2,600	18,642
Ligand Pharmaceuticals Inc. Class B (a)	20,200	60,196
Luminex Corp. (a)	10,514	190,514
Magellan Health Services Inc. (a)	9,169	334,118
MannKind Corp. (a)	14,255	49,607
MAP Pharmaceuticals Inc. (a)	1,228	2,579
Martek Biosciences Corp. (a)	8,437	153,975
Masimo Corp. (a)	11,923	345,529
Maxygen Inc. (a)	5,179	35,217
Medarex Inc. (a)	31,000	159,030
MedAssets Inc. (a)	3,431	48,892
Medcath Corp. (a)	4,656	33,849
Medical Action Industries Inc. (a)	4,350	36,061
Medicines Co. (a)	13,710	148,616
Medicis Pharmaceutical Corp.	13,935	172,376
Medivation Inc. (a)	6,700	122,409

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Meridian Bioscience Inc.	9,708	$175,909
Merit Medical Systems Inc. (a)	6,797	82,991
Metabolix Inc. (a)	5,500	37,510
Micrus Endovascular Corp. (a)	4,600	27,462
MiddleBrook Pharmaceuticals Inc. (a)	11,400	15,504
Molecular Insight Pharmaceuticals Inc. (a)	3,200	11,392
Molina Healthcare Inc. (a)	3,129	59,514
Momenta Pharmaceuticals Inc. (a)	6,811	74,989
MWI Veterinary Supply Inc. (a)	3,000	85,440
Myriad Genetics Inc. (a)	22,340	1,015,800
Nabi Biopharmaceuticals (a)	15,411	57,021
National Healthcare Corp.	1,773	71,186
Natus Medical Inc. (a)	7,600	64,676
Nektar Therapeutics (a)	24,499	132,050
Neogen Corp. (a)	3,100	67,673
Neurocrine Biosciences Inc. (a)	11,638	41,315
Nighthawk Radiology Holdings Inc. (a)	7,500	20,250
Novavax Inc. (a)	9,200	9,384
Noven Pharmaceuticals Inc. (a)	7,041	66,749
NPS Pharmaceuticals Inc. (a)	9,400	39,480
NuVasive Inc. (a)	9,222	289,386
NxStage Medical Inc. (a)	4,100	10,578
Obagi Medical Products Inc. (a)	5,500	29,590
Odyssey HealthCare Inc. (a)	9,413	91,306
Omnicell Inc. (a)	8,500	66,470
Onyx Pharmaceuticals Inc. (a)	13,827	394,761
Optimer Pharmaceuticals Inc. (a)	4,700	61,993
OraSure Technologies Inc. (a)	13,875	35,104
Orexigen Therapeutics Inc. (a)	6,037	15,757
Orthofix International NV (a)	4,000	74,080
Orthovita Inc. (a)	11,200	30,016
OSI Pharmaceuticals Inc. (a)	14,200	543,292
Osiris Therapeutics Inc. (a)	3,000	41,400
Owens & Minor Inc.	10,065	333,453
Pain Therapeutics Inc. (a)	10,159	42,668
Palomar Medical Technologies Inc. (a)	5,379	39,052
Par Pharmaceutical Companies Inc. (a)	9,321	88,270
Parexel International Corp. (a)	15,034	146,281
Parkway Properties Inc.	3,645	37,543
PDL BioPharma Inc.	29,600	209,568
Pharmasset Inc. (a)	4,500	44,145
PharMerica Corp. (a)	8,266	137,546
Phase Forward Inc. (a)	11,407	145,896
Pozen Inc. (a)	6,699	40,998
Progenics Pharmaceuticals Inc. (a)	7,269	47,903
Protalix BioTherapeutics Inc. (a)	499	998
PSS World Medical Inc. (a)	16,233	232,944
Psychiatric Solutions Inc. (a)	13,874	218,238
Questcor Pharmaceuticals Inc. (a)	11,700	57,564
Quidel Corp. (a)	7,700	70,994
Radnet Inc. (a)	4,200	5,208
Regeneron Pharmaceuticals Inc. (a)	16,029	222,162

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
RehabCare Group Inc. (a)	5,094	$88,839
Repligen Corp. (a)	5,900	28,261
Res-Care Inc. (a)	5,788	84,273
Rigel Pharmaceuticals Inc. (a)	8,982	55,149
RTI Biologics Inc. (a)	12,400	35,340
Salix Pharmaceuticals Ltd. (a)	12,875	122,312
Sangamo BioSciences Inc. (a)	10,400	43,992
Savient Pharmaceuticals Inc. (a)	13,463	66,642
Seattle Genetics Inc. (a)	15,500	152,830
Sequenom Inc. (a)	15,400	218,988
Sirona Dental Systems Inc. (a)	4,600	65,872
Skilled Healthcare Group Inc. Class A (a)	5,600	45,976
Somanetics Corp. (a)	3,600	54,648
SonoSite Inc. (a)	4,769	85,270
Spectranetics Corp. (a)	8,400	21,252
Stereotaxis Inc. (a)	8,235	32,858
STERIS Corp.	14,604	339,981
Sun Healthcare Group Inc. (a)	11,000	92,840
Sunrise Senior Living Inc. (a)	10,864	7,388
SurModics Inc. (a)	4,000	73,000
Symmetry Medical Inc. (a)	9,008	56,840
Synovis Life Technologies Inc. (a)	3,700	51,208
Synta Pharmaceuticals Corp. (a)	2,700	5,778
Targacept Inc. (a)	3,100	8,308
Theravance Inc. (a)	13,700	232,900
Thoratec Corp. (a)	13,130	337,310
TomoTherapy Inc. (a)	11,600	30,740
TranS1 Inc. (a)	2,400	14,616
Triple-S Management Corp. Class B (a)	4,500	55,440
U.S. Physical Therapy Inc. (a)	3,900	37,752
United Therapeutics Corp. (a)	6,603	436,392
Universal American Corp. (a)	9,856	83,480
Valeant Pharmaceuticals International (a)	15,900	282,861
Varian Inc. (a)	7,335	174,133
ViroPharma Inc. (a)	20,000	105,000
Virtual Radiologic Corp. (a)	2,500	17,475
Vital Images Inc. (a)	4,890	55,110
VIVUS Inc. (a)	17,000	73,440
Vnus Medical Technologies (a)	3,900	82,953
Volcano Corp. (a)	11,200	162,960
West Pharmaceutical Services Inc.	7,849	257,526
Wright Medical Group Inc. (a)	8,945	116,553
Xenoport Inc. (a)	6,793	131,512
XOMA Ltd. (a)	38,600	20,458
Zoll Medical Corp. (a)	5,066	72,748
ZymoGenetics Inc. (a)	10,995	43,870

		24,914,191

Industrials (15.83%)
3D Systems Corp. (a)	5,472	36,060

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Aaon Inc.	4,032	$73,060
AAR Corp. (a)	9,203	115,406
ABM Industries Inc.	11,535	189,174
ACCO Brands Corp. (a)	12,500	12,250
Aceto Corp.	4,400	26,224
Actuant Corp. Class A	13,800	142,554
Acuity Brands Inc.	10,162	229,051
Administaff Inc.	5,399	114,081
Advanced Battery Technologies Inc. (a)	12,400	26,536
Advisory Board Co. (a)	4,378	72,587
Aerovironment Inc. (a)	2,904	60,694
Aircastle Ltd.	10,700	49,755
Airtran Holdings Inc. (a)	25,767	117,240
Akeena Solar Inc. (a)	6,600	7,392
Alamo Group Inc.	1,000	10,660
Alaska Air Group Inc. (a)	9,017	158,429
Albany International Corp. Class A	6,951	62,907
Allegiant Travel Co. (a)	3,710	168,657
Altra Holdings Inc. (a)	7,600	29,488
Amerco Inc. (a)	2,688	90,129
American Commercial Lines Inc. (a)	10,600	33,602
American Ecology Corp.	4,546	63,371
American Railcar Industries Inc.	2,300	17,549
American Reprographics Co. (a)	8,521	30,164
American Science & Engineering Inc.	2,381	132,860
American Superconductor Corp. (a)	10,909	188,835
American Woodmark Corp.	3,270	57,421
Ameron International Corp.	2,152	113,324
Ampco-Pittsburgh Corp.	2,400	31,824
AMREP Corp. (a)	500	7,850
AO Smith Corp.	4,929	124,112
Apogee Enterprises Inc.	8,036	88,235
Applied Industrial Technologies Inc.	11,149	188,084
Applied Signal Technology Inc.	2,300	46,529
ARGON ST Inc. (a)	3,963	75,178
Arkansas Best Corp.	5,390	102,518
Ascent Solar Technologies Inc. (a)	2,500	10,150
Astec Industries Inc. (a)	4,214	110,533
ATC Technology Corp. (a)	5,968	66,842
Atlas Air Worldwide Holdings Inc. (a)	3,743	64,941
Axsys Technologies Inc. (a)	2,400	100,896
AZZ Inc. (a)	3,400	89,726
Badger Meter Inc.	3,430	99,093
Baldor Electric Co.	11,497	166,592
Barnes Group Inc.	11,544	123,405
Beacon Power Corp. (a)	26,400	12,408
Beacon Roofing Supply Inc. (a)	11,785	157,801
Belden Inc.	10,731	134,245
Blount International Inc. (a)	9,194	42,476
Bowne & Co. Inc.	7,756	24,897
Brady Corp.	12,479	220,005
Briggs & Stratton Corp.	11,780	194,370
Builders Firstsource Inc. (a)	4,100	8,282

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
CAI International Inc. (a)	1,300	$3,679
Capstone Turbine Corp. (a)	39,100	28,152
Cascade Corp.	2,562	45,168
Casella Waste Systems Inc. (a)	6,645	11,363
CBIZ Inc. (a)	12,736	88,770
CDI Corp.	3,305	32,125
Celadon Group Inc. (a)	6,800	37,740
Cenveo Inc. (a)	12,571	40,856
Ceradyne Inc. (a)	6,420	116,395
Chart Industries Inc. (a)	7,500	59,100
China Architectural Engineering Inc. (a)	5,600	5,488
China BAK Battery Inc. (a)	9,500	16,245
China Fire & Security Group Inc. (a)	2,800	22,008
China Security & Surveillance Technology Inc. (a)	6,000	23,040
CIRCOR International Inc.	3,921	88,301
Clarcor Inc.	12,567	316,563
Clean Harbors Inc. (a)	5,152	247,296
Coinstar Inc. (a)	7,568	247,928
Coleman Cable Inc. (a)	2,200	4,686
Colfax Corp. (a)	6,144	42,209
Columbus McKinnon Corp. (a)	5,000	43,600
Comfort Systems USA Inc.	11,073	114,827
Commercial Vehicle Group Inc. (a)	5,559	3,057
COMSYS IT Partners Inc. (a)	4,645	10,265
Consolidated Graphics Inc. (a)	2,701	34,357
Cornell Companies Inc. (a)	3,400	55,658
CoStar Group Inc. (a)	5,288	159,962
Courier Corp.	2,001	30,355
CRA International Inc. (a)	3,115	58,811
Cubic Corp.	3,365	85,235
Curtiss-Wright Corp.	11,128	312,140
Deluxe Corp.	12,300	118,449
Dollar Thrifty Automotive Group Inc. (a)	5,412	6,278
Ducommun Inc.	2,100	30,534
Duff & Phelps Corp. Class A (a)	2,300	36,225
DXP Enterprises Inc. (a)	2,300	23,759
Dycom Industries Inc. (a)	9,933	57,512
Dynamex Inc. (a)	3,104	40,600
Dynamic Materials Corp.	3,154	28,891
DynCorp International Inc. Class A (a)	6,600	87,978
Eagle Bulk Shipping Inc.	11,400	48,450
Electro Rent Corp.	4,506	43,438
EMCOR Group Inc. (a)	16,812	288,662
Encore Wire Corp.	5,095	109,186
Ener1 Inc. (a)	10,600	54,802
Energy Conversion Devices Inc. (a)	11,214	148,810
Energy Recovery Inc. (a)	3,800	28,880
EnergySolutions Inc.	8,800	76,120
EnerNOC Inc. (a)	2,830	41,148
EnerSys (a)	6,523	79,059
Ennis Inc.	6,632	58,760

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
EnPro Industries Inc. (a)	5,448	$93,161
ESCO Technologies Inc. (a)	6,310	244,197
Esterline Technologies Corp. (a)	7,048	142,299
Evergreen Solar Inc. (a)	35,770	76,190
Exponent Inc. (a)	3,926	99,446
Federal Signal Corp.	11,234	59,203
First Advantage Corp. Class A (a)	2,001	27,574
Flow International Corp. (a)	8,500	13,770
Force Protection Inc. (a)	18,300	87,840
Forward Air Corp.	7,808	126,724
Franklin Electric Co. Inc.	5,398	119,458
Freightcar America Inc.	3,360	58,901
Fuel Tech Inc. (a)	5,100	53,346
FuelCell Energy Inc. (a)	19,010	45,624
Furmanite Corp. (a)	7,900	24,569
Fushi Copperweld Inc. (a)	4,100	19,680
G&K Services Inc. Class A	4,780	90,390
Genco Shipping & Trading Ltd.	6,194	76,434
GenCorp Inc. (a)	14,026	29,735
Genesee & Wyoming Inc. (a)	7,688	163,370
Geo Group Inc. (a)	12,480	165,360
GeoEye Inc. (a)	5,000	98,750
Global Cash Access Holdings Inc. (a)	9,700	37,054
GrafTech International Ltd. (a)	29,827	183,734
Graham Corp.	2,800	25,116
Granite Construction Inc.	8,305	311,271
Great Lakes Dredge & Dock Co.	8,400	25,284
Greenbrier Companies Inc.	3,607	13,202
Griffon Corp. (a)	13,436	100,770
GT Solar International Inc. (a)	7,700	51,128
H&E Equipment Services Inc. (a)	3,800	24,890
Hawaiian Holdings Inc. (a)	11,300	42,149
Healthcare Services Group Inc.	9,916	148,443
Heartland Express Inc.	15,126	224,016
Heico Corp.	5,778	140,405
Heidrick & Struggles International Inc.	4,812	85,365
Herley Industries Inc. (a)	2,600	31,096
Herman Miller Inc.	13,700	146,042
Hexcel Corp. (a)	23,874	156,852
Hill International Inc. (a)	5,200	15,808
HNI Corp.	10,500	109,200
Horizon Lines Inc.	8,600	26,058
Houston Wire & Cable Co.	5,100	39,525
Hub Group Inc. (a)	9,774	166,158
Hudson Highland Group Inc. (a)	7,246	8,043
Hurco Companies Inc. (a)	1,900	20,197
Huron Consulting Group Inc. (a)	5,290	224,455
ICF International Inc. (a)	2,100	48,237
ICT Group Inc. (a)	2,100	11,697
II-VI Inc. (a)	5,898	101,328
Innerworkings Inc. (a)	9,152	39,079
Insituform Technologies Inc. (a)	9,256	144,764
Insteel Industries Inc.	5,100	35,496

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Integrated Electrical Services Inc. (a)	2,700	$24,624
Interface Inc.	13,905	41,576
Interline Brands Inc. (a)	7,339	61,868
International Shipholding Corp.	1,900	37,373
Jackson Hewitt Tax Service Inc.	7,692	40,152
Jetblue Airways Corp. (a)	41,500	151,475
K-Tron International Inc. (a)	500	30,335
Kadant Inc. (a)	3,558	40,988
Kaman Corp.	6,946	87,103
Kaydon Corp.	8,532	233,180
Kelly Services Inc. Class A	7,416	59,699
Kenexa Corp. (a)	6,300	33,957
Key Technology Inc. (a)	1,000	8,800
Kforce Inc. (a)	7,126	50,096
Kimball International Inc. Class B	6,483	42,528
Knight Transportation Inc.	13,796	209,147
Knoll Inc.	11,444	70,152
Korn/Ferry International (a)	11,133	100,865
L.B. Foster Co. (a)	2,900	72,007
LaBarge Inc. (a)	2,200	18,414
Ladish Co. Inc. (a)	4,400	31,944
Lawson Products Inc.	711	8,653
Layne Christensen Co. (a)	5,186	83,339
Learning Tree International Inc. (a)	1,600	13,552
LECG Corp. (a)	6,628	16,835
Lindsay Corp.	2,998	80,946
LMI Aerospace Inc. (a)	1,700	12,308
LSI Industries Inc.	6,090	31,485
Lydall Inc. (a)	5,200	15,444
M & F Worldwide Corp. (a)	2,964	34,708
Marten Transport Ltd. (a)	4,159	77,690
MasTec Inc. (a)	12,081	146,059
McGrath Rentcorp	6,040	95,190
Medis Technologies Ltd. (a)	9,194	4,045
Mercury Computer Systems Inc. (a)	6,670	36,885
Met-Pro Corp.	2,700	22,005
Metalico Inc. (a)	5,500	9,350
Michael Baker Corp. (a)	2,100	54,600
Microvision Inc. (a)	17,000	21,930
Middleby Corp. (a)	4,893	158,680
Mine Safety Appliances Co.	7,518	150,510
Mobile Mini Inc. (a)	9,394	108,219
Moog Inc. Class A (a)	10,343	236,544
MPS Group Inc. (a)	23,525	139,974
Mueller Industries Inc.	9,311	201,956
Mueller Water Products Inc.	30,300	99,990
Multi-Color Corp.	1,750	21,403
NACCO Industries Inc. Class A	1,336	36,312
Navigant Consulting Inc. (a)	11,648	152,239
NCI Building Systems Inc. (a)	4,732	10,505
Nordson Corp.	8,772	249,388
Odyssey Marine Exploration Inc. (a)	10,900	36,951
Old Dominion Freight Line Inc. (a)	7,375	173,239

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
On Assignment Inc. (a)	10,300	$27,913
Orbital Sciences Corp. (a)	14,166	168,434
Orion Energy Systems Inc. (a)	3,400	14,994
Orion Marine Group Inc. (a)	6,200	81,220
Otter Tail Corp.	8,991	198,252
Pacer International Inc.	9,605	33,618
Park-Ohio Holdings Corp. (a)	1,500	4,890
Patriot Transportation Holding Inc. (a)	200	12,464
Perini Corp. (a)	12,518	153,971
PHH Corp. (a)	12,902	181,273
PICO Holdings Inc. (a)	4,447	133,721
Pike Electric Corp. (a)	3,800	35,150
Plug Power Inc. (a)	15,900	13,833
PMFG Inc. (a)	2,600	20,488
Polypore International Inc. (a)	3,600	14,472
Portfolio Recovery Associates Inc. (a)	3,983	106,904
Powell Industries Inc. (a)	2,135	75,387
Power-One Inc. (a)	16,208	14,263
Preformed Line Products Co.	400	15,056
PRG-Schultz International Inc. (a)	2,700	7,668
Quanex Building Products Corp.	8,841	67,192
Raven Industries Inc.	4,492	93,344
RBC Bearings Inc. (a)	5,200	79,456
Regal-Beloit Corp.	7,722	236,602
Republic Airways Holdings Inc. (a)	9,632	62,415
Resources Connection Inc. (a)	12,183	183,720
Robbins & Myers Inc.	6,758	102,519
Rollins Inc.	9,392	161,073
RSC Holdings Inc. (a)	10,900	57,334
Rush Enterprises Inc. Class A (a)	9,468	84,455
Saia Inc. (a)	4,235	50,608
Sauer-Danfoss Inc.	3,339	8,147
Schawk Inc.	3,882	23,447
School Specialty Inc. (a)	5,264	92,594
Seaboard Corp.	74	74,740
Simpson Manufacturing Co. Inc.	8,857	159,603
SkyWest Inc.	14,521	180,641
Spherion Corp. (a)	15,993	33,265
Standard Parking Corp. (a)	1,800	29,520
Standard Register Co.	3,596	16,470
Standex International Corp.	2,827	26,008
Stanley Inc. (a)	1,930	49,003
Sterling Construction Company Inc. (a)	2,500	44,600
Sun Hydraulics Corp.	3,200	46,752
Sykes Enterprises Inc. (a)	7,769	129,198
TAL International Group Inc.	3,400	24,888
Taleo Corp. (a)	6,633	78,402
Taser International Inc. (a)	16,992	79,523
TBS International Ltd. Class A (a)	2,400	17,640
Team Inc. (a)	5,000	58,600
Tecumseh Products Co. Class A (a)	4,537	20,507
Teledyne Technologies Inc. (a)	8,859	236,358
TeleTech Holdings Inc. (a)	10,305	112,221

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Tennant Co.	4,576	$42,877
Tetra Tech Inc. (a)	14,351	292,473
Textainer Group Holdings Ltd.	1,800	12,150
The Gormann-Rupp Co.	3,387	67,063
The Providence Service Corp. (a)	3,699	25,449
Thermadyne Holdings Corp. (a)	2,700	5,724
Titan International Inc.	8,347	41,985
Titan Machinery Inc. (a)	2,100	18,879
TransDigm Group Inc. (a)	8,354	274,345
Tredegar Corp.	6,699	109,395
Trex Co. Inc. (a)	4,334	33,068
TriMas Corp. (a)	2,600	4,550
Triumph Group Inc.	3,882	148,292
TrueBlue Inc. (a)	11,110	91,657
Twin Disc Inc.	2,700	18,684
UAL Corp. (a)	36,000	161,280
Ultralife Corp. (a)	3,800	29,374
Ultrapetrol Bahamas Ltd. (a)	5,800	15,660
United Stationers Inc. (a)	6,254	175,612
Universal Forest Products Inc.	4,610	122,672
Universal Truckload Services Inc.	1,100	15,774
US Airways Group Inc. (a)	28,500	72,105
Valence Technology Inc. (a)	10,500	22,365
Viad Corp.	5,162	72,887
Vicor Corp.	3,808	18,621
Volt Information Sciences Inc. (a)	4,003	26,620
VSE Corp.	700	18,690
Wabash National Corp.	8,951	11,010
Wabtec Corp.	12,041	317,642
Waste Connections Inc. (a)	19,840	509,888
Waste Services Inc. (a)	6,057	25,924
Watsco Inc.	5,499	187,131
Watson Wyatt Worldwide Inc.	10,633	524,951
Watts Water Technologies Inc.	7,324	143,257
Werner Enterprises Inc.	10,626	160,665
Woodward Governor Co.	15,110	168,930
Xerium Technologies Inc. (a)	6,792	4,551
YRC Worldwide Inc. (a)	13,800	61,962

		25,242,450

Information Technology (17.46%)
3Com Corp (a)	98,171	303,348
3PAR Inc. (a)	5,772	37,922
ACI Worldwide Inc. (a)	9,316	174,675
Acme Packet Inc. (a)	5,600	33,992
Actel Corp. (a)	7,237	73,238
Actuate Corp. (a)	11,200	34,272
Acxiom Corp.	14,600	108,040
Adaptec Inc. (a)	27,524	66,058
Adtran Inc.	15,052	243,993
Advanced Analogic Technologies Inc. (a)	13,700	49,320

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Advanced Energy Industries Inc. (a)	9,133	$68,771
Advent Software Inc. (a)	4,605	153,393
Agilysys Inc.	6,960	29,928
Airvana Inc. (a)	4,411	25,804
American Software Inc. Class A	3,600	18,972
Amkor Technology Inc. (a)	26,864	71,996
ANADIGICS Inc. (a)	15,100	31,257
Anaren Inc. (a)	4,446	48,639
Anixter International Inc. (a)	7,396	234,305
Applied Micro Circuits Corp. (a)	16,262	79,033
ArcSight Inc. (a)	528	6,743
Ariba Inc. (a)	22,494	196,373
Arris Group Inc. (a)	30,579	225,367
Art Technology Group Inc. (a)	34,300	87,465
Aruba Networks Inc. (a)	13,900	43,646
AsiaInfo Holdings Inc. (a)	8,500	143,225
Asyst Technologies Inc. (a)	15,075	4,221
Atheros Communications (a)	14,723	215,839
ATMI Inc. (a)	7,988	123,255
AuthenTec Inc. (a)	7,418	10,979
Avanex Corp. (a)	3,866	6,765
Avid Technology Inc. (a)	8,500	77,690
Avocent Corp. (a)	10,932	132,714
Axcelis Technologies Inc. (a)	25,786	9,799
Bankrate Inc. (a)	3,083	76,921
Bel Fuse Inc.	2,770	37,229
Benchmark Electronics Inc. (a)	16,577	185,662
BigBand Networks Inc. (a)	9,644	63,168
Black Box Corp.	4,455	105,183
Blackbaud Inc.	12,011	139,448
Blackboard Inc. (a)	8,091	256,808
Blue Coat Systems Inc. (a)	7,978	95,816
Bookham Inc. (a)	20,800	8,944
Bottomline Technologies Inc. (a)	6,731	44,290
Brightpoint Inc. (a)	12,161	52,049
Brooks Automation Inc. (a)	17,549	80,901
Cabot Microelectronics Corp. (a)	5,861	140,840
CACI International Inc. (a)	7,300	266,377
Callidus Software Inc. (a)	5,600	16,240
Cass Information Systems Inc.	1,255	40,700
Cavium Networks Inc. (a)	7,261	83,792
CEVA Inc. (a)	3,900	28,392
Checkpoint Systems Inc. (a)	9,409	84,399
China Information Security Technology Inc. (a)	4,300	13,588
Chordiant Software Inc. (a)	9,160	27,755
Ciber Inc. (a)	12,043	32,877
Cirrus Logic Inc. (a)	18,597	69,925
Cogent Inc. (a)	11,071	131,745
Cognex Corp.	10,761	143,659
Cogo Group Inc. (a)	7,300	48,764
Coherent Inc. (a)	5,500	94,875
Cohu Inc.	6,008	43,258

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Commvault Systems Inc. (a)	10,288	$112,859
Compellent Technologies Inc. (a)	2,831	30,716
comScore Inc. (a)	5,028	60,789
Comtech Telecommunications Corp. (a)	6,997	173,316
Comverge Inc. (a)	6,128	42,590
Concur Technologies Inc. (a)	10,597	203,356
Constant Contact Inc. (a)	4,600	64,354
CPI International Inc. (a)	1,600	15,040
Cray Inc. (a)	10,400	36,400
CSG Systems International Inc. (a)	9,365	133,732
CTS Corp.	10,141	36,609
CyberSource Corp. (a)	17,663	261,589
Cymer Inc. (a)	7,576	168,642
Daktronics Inc.	7,852	51,431
Data Domain Inc. (a)	9,000	113,130
DealerTrack Holdings Inc. (a)	10,141	132,847
Deltek Inc. (a)	2,200	9,526
DemandTec Inc. (a)	3,800	33,250
Dice Holdings Inc. (a)	4,018	11,170
Digi International Inc. (a)	6,648	50,990
Digimarc Corp. (a)	1,200	11,664
Digital River Inc. (a)	9,134	272,376
Diodes Inc. (a)	7,489	79,458
DivX Inc. (a)	8,000	40,240
Double-Take Software Inc. (a)	5,000	33,800
DSP Group Inc. (a)	7,324	31,640
DTS Inc. (a)	4,984	119,915
EarthLink Inc. (a)	27,632	181,542
Ebix Inc. (a)	1,200	29,820
Echelon Corp. (a)	8,344	67,503
Electro Scientific Industries Inc. (a)	6,738	39,889
Electronics for Imaging Inc. (a)	13,608	133,358
EMCORE Corp. (a)	17,700	13,275
EMS Technologies Inc. (a)	4,200	73,332
Emulex Corp. (a)	20,388	102,552
Entegris Inc. (a)	27,693	23,816
Entropic Communications Inc. (a)	2,000	1,480
Entrust Inc. (a)	12,300	18,573
Epicor Software Corp. (a)	15,514	59,108
EPIQ Systems Inc. (a)	7,990	144,060
Euronet Worldwide Inc. (a)	11,281	147,330
Exar Corp. (a)	11,167	69,682
Exlservice Holdings Inc. (a)	4,465	38,488
Extreme Networks Inc. (a)	25,864	39,313
Fair Isaac Corp.	11,800	166,026
FalconStor Software Inc. (a)	11,116	26,567
FARO Technologies Inc. (a)	4,600	61,824
FEI Co. (a)	9,686	149,455
Finisar Corp. (a)	100,647	44,285
Formfactor Inc. (a)	11,769	212,077
Forrester Research Inc. (a)	3,452	70,973
Gartner Inc. (a)	14,751	162,408
Gerber Scientific Inc. (a)	7,200	17,208

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Gevity HR Inc.	7,578	$29,933
Globecomm Systems Inc. (a)	3,700	21,423
Hackett Group Inc. (a)	8,800	17,776
Harmonic Inc. (a)	24,854	161,551
Harris Stratex Networks Inc. Class A (a)	5,750	22,137
Heartland Payment Systems Inc.	5,600	37,016
Hittite Microwave Corp. (a)	4,500	140,400
Hughes Communications Inc. (a)	1,600	19,248
Hutchinson Technology Inc. (a)	6,928	18,013
Hypercom Corp. (a)	13,541	12,999
i2 Technologies Inc. (a)	4,700	37,130
iBasis Inc. (a)	7,000	4,690
iGate Corp.	6,126	19,848
Imation Corp.	8,159	62,416
Immersion Corp. (a)	8,400	24,612
Infinera Corp. (a)	22,497	166,478
infoGROUP Inc. (a)	6,625	27,560
Informatica Corp. (a)	22,108	293,152
Infospace Inc. (a)	9,735	50,622
Integral Systems Inc. (a)	5,006	43,052
Interactive Intelligence Inc. (a)	4,300	38,958
InterDigital Inc. (a)	11,730	302,869
Intermec Inc. (a)	15,047	156,489
Internap Network Services Corp. (a)	14,490	38,978
Internet Brands Inc. (a)	4,400	25,828
Internet Capital Group Inc. (a)	10,321	41,594
Intevac Inc. (a)	6,332	32,990
IPG Photonics Corp. (a)	4,126	34,741
Isilon Systems Inc. (a)	3,641	8,010
Ixia (a)	9,203	47,579
IXYS Corp.	7,014	56,533
j2 Global Communications Inc. (a)	11,616	254,274
Jack Henry & Associates Inc.	19,496	318,175
JDA Software Group Inc. (a)	6,932	80,065
Keynote Systems Inc. (a)	2,900	22,997
Kopin Corp. (a)	14,200	32,944
Kulicke & Soffa Industries Inc. (a)	15,228	39,897
L-1 Identity Solutions Inc. (a)	15,847	80,978
Lattice Semiconductor Corp. (a)	32,793	45,254
Lawson Software Inc. (a)	29,484	125,307
Limelight Networks Inc. (a)	9,179	30,750
Liquidity Services Inc. (a)	4,400	30,756
Littelfuse Inc. (a)	5,837	64,149
LoopNet Inc. (a)	6,600	40,128
Loral Space & Communications Inc. (a)	2,600	55,536
LTX-Credence Corp. (a)	31,969	8,951
Macrovision Solutions Corp. (a)	20,360	362,204
Magma Design Automation Inc. (a)	12,069	9,052
Manhattan Associates Inc. (a)	7,005	121,327
ManTech International Corp. (a)	5,437	227,810
Marchex Inc. Class B	6,772	23,296
Mattson Technology Inc. (a)	14,652	12,322
MAXIMUS Inc.	4,399	175,344

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Maxwell Technologies Inc. (a)	5,600	$38,920
Measurement Specialties Inc. (a)	3,000	12,270
Mentor Graphics Corp. (a)	22,626	100,459
Mercadolibre Inc. (a)	6,300	116,865
Methode Electronics Inc.	9,667	34,608
Micrel Inc.	14,195	99,933
MICROS Systems Inc. (a)	20,316	380,925
Microsemi Corp. (a)	19,416	225,226
MicroStrategy Inc. (a)	2,225	76,073
Microtune Inc. (a)	12,977	23,618
MIPS Technologies Inc. (a)	10,820	31,703
MKS Instruments Inc. (a)	11,978	175,717
ModusLink Global Solutions Inc. (a)	11,795	30,549
Monolithic Power Systems Inc. (a)	7,125	110,437
Monotype Imaging Holdings Inc. (a)	2,900	10,846
MRV Communications Inc. (a)	32,888	10,195
MSC.Software Corp. (a)	10,200	57,528
MTS Systems Corp.	4,857	110,497
Multi-Fineline Electronix Inc. (a)	2,534	42,673
NCI Inc. (a)	1,000	26,000
Ness Technologies Inc. (a)	11,305	33,350
Net 1 UEPS Technologies Inc. (a)	11,100	168,831
Netezza Corp. (a)	9,195	62,526
Netgear Inc. (a)	8,248	99,388
Netlogic Microsystems Inc. (a)	4,044	111,129
NetScout Systems Inc. (a)	6,500	46,540
NetSuite Inc. (a)	1,700	19,142
Neutral Tandem Inc. (a)	3,700	91,057
Newport Corp. (a)	9,418	41,628
Nextwave Wireless Inc. (a)	10,200	1,632
NIC Inc.	8,706	45,271
Novatel Wireless Inc. (a)	8,680	48,782
NVE Corp. (a)	1,500	43,215
Omniture Inc. (a)	16,513	217,806
Omnivision Technologies Inc. (a)	12,480	83,866
Online Resources Corp. (a)	7,318	30,809
OpenTV Corp. Class A (a)	18,400	27,784
Oplink Communications Inc. (a)	4,611	35,505
OPNET Technologies Inc. (a)	1,900	16,473
OpNext Inc. (a)	6,272	10,725
Orbcomm Inc. (a)	6,700	9,849
OSI Systems Inc. (a)	4,065	62,032
Palm Inc. (a)	25,976	223,913
Parametric Technology Corp. (a)	28,694	286,366
Park Electrochemical Corp.	5,188	89,649
ParkerVision Inc. (a)	5,100	8,619
PC Connection Inc. (a)	2,900	11,020
PC-Tel Inc.	6,500	27,950
Pegasystems Inc.	2,700	50,139
Perficient Inc. (a)	9,000	48,600
Pericom Semiconductor Corp. (a)	6,609	48,312
Perot Systems Corp. (a)	21,515	277,113
Phoenix Technologies Ltd. (a)	8,100	13,122

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Photronics Inc. (a)	10,472	$10,053
Plantronics Inc.	11,938	144,092
Plexus Corp. (a)	10,633	146,948
PLX Technology Inc. (a)	6,211	13,478
PMC-Sierra Inc. (a)	54,500	347,710
Polycom Inc. (a)	21,823	335,856
Power Integrations Inc.	6,889	118,491
Powerwave Technologies Inc. (a)	31,336	18,614
Presstek Inc. (a)	5,100	10,557
Progress Software Corp. (a)	9,835	170,736
PROS Holdings Inc. (a)	2,300	10,695
QAD Inc.	2,454	6,209
Quality Systems Inc.	3,968	179,552
Quantum Corp. (a)	45,740	30,646
Quest Software Inc. (a)	16,498	209,195
Rackable Systems Inc. (a)	8,300	33,698
Rackspace Hosting Inc. (a)	4,400	32,956
Radiant Systems Inc. (a)	6,614	29,168
Radisys Corp. (a)	5,229	31,688
RealNetworks Inc. (a)	23,879	55,638
Renaissance Learning Inc.	1,792	16,074
RF Micro Devices Inc. (a)	64,047	85,182
RightNow Technologies Inc. (a)	7,794	59,001
Rimage Corp. (a)	3,200	42,720
Riverbed Technology Inc. (a)	13,600	177,888
Rofin-Sinar Technologies Inc. (a)	7,934	127,896
Rogers Corp. (a)	4,165	78,635
Rubicon Technology Inc. (a)	3,000	15,930
Rudolph Technologies Inc. (a)	6,317	19,140
S1 Corp. (a)	12,944	66,662
Safeguard Scientifics Inc. (a)	25,000	13,750
Sanmina-SCI Corp. (a)	128,000	39,040
Sapient Corp. (a)	24,008	107,316
SAVVIS Inc. (a)	8,900	55,091
ScanSource Inc. (a)	7,152	132,884
SeaChange International Inc. (a)	9,300	53,196
Semitool Inc. (a)	5,645	15,693
Semtech Corp. (a)	15,022	200,544
ShoreTel Inc. (a)	9,039	38,958
Sigma Designs Inc. (a)	6,596	82,054
Silicon Image Inc. (a)	20,273	48,655
Silicon Storage Technology Inc. (a)	23,984	39,574
SiRF Technology Holdings Inc. (a)	14,338	32,977
Skyworks Solutions Inc. (a)	40,267	324,552
Smart Modular Technologies (WWH) Inc. (a)	11,300	15,594
Smith Micro Software Inc. (a)	8,900	46,547
Solera Holdings Inc. (a)	13,852	343,253
Sonic Solutions (a)	7,609	9,131
SonicWALL Inc. (a)	15,066	67,194
Sonus Networks Inc. (a)	55,006	86,359
Sourcefire Inc. (a)	3,800	27,664
Spansion Inc. Class A (a)	28,600	3,709

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
SPSS Inc. (a)	4,758	$135,270
SRA International Inc. (a)	10,100	148,470
Standard Microsystems Corp. (a)	5,432	101,035
Starent Networks Corp. (a)	8,327	131,650
STEC Inc. (a)	8,700	64,119
Stratasys Inc. (a)	5,214	43,120
SuccessFactors Inc. (a)	6,807	51,937
Super Micro Computer Inc. (a)	4,107	20,206
Supertex Inc. (a)	3,280	75,768
SupportSoft Inc. (a)	8,500	16,320
Switch & Data Facilities Co. (a)	4,674	40,991
Sybase Inc. (a)	19,600	593,684
Sycamore Networks Inc. (a)	44,474	118,746
Symmetricom Inc. (a)	11,346	39,711
Synaptics Inc. (a)	8,524	228,102
Synchronoss Technologies Inc. (a)	5,900	72,334
SYNNEX Corp. (a)	3,905	76,811
Syntel Inc.	3,705	76,249
Take-Two Interactive Software Inc. (a)	19,000	158,650
Technitrol Inc.	10,180	17,408
TechTarget (a)	2,726	6,542
Techwell Inc. (a)	4,900	30,919
Tekelec (a)	17,337	229,368
TeleCommunication Systems Inc. Class A (a)	6,700	61,439
Terremark Worldwide Inc. (a)	12,058	32,436
Tessera Technologies Inc. (a)	11,772	157,392
The Knot Inc. (a)	8,100	66,420
TheStreet.com Inc.	5,900	11,623
THQ Inc. (a)	16,409	49,883
TIBCO Software Inc. (a)	43,820	257,223
TNS Inc. (a)	6,905	56,483
Trident Microsystems Inc. (a)	18,084	26,403
TriQuint Semiconductor Inc. (a)	35,109	86,719
TTM Technologies Inc. (a)	11,860	68,788
Tyler Technologies Inc. (a)	8,590	125,672
Ultimate Software Group Inc. (a)	6,633	114,486
Ultra Clean Holdings Inc. (a)	6,500	6,955
Ultratech Inc. (a)	6,679	83,421
Unica Corp. (a)	2,400	11,592
United Online Inc.	19,156	85,436
Universal Display Corp. (a)	6,433	58,991
UTStarcom Inc. (a)	26,543	20,704
ValueClick Inc. (a)	21,640	184,156
VASCO Data Security International Inc. (a)	7,502	43,287
Veeco Instruments Inc. (a)	8,202	54,707
VeriFone Holdings Inc. (a)	16,700	113,560
ViaSat Inc. (a)	6,864	142,908
Vignette Corp. (a)	7,330	48,964
Virtusa Corp. (a)	1,300	8,060
Vocus Inc. (a)	4,500	59,805

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Volterra Semiconductor Corp. (a)	7,121	$60,101
Web.com Group Inc. (a)	8,200	27,224
Websense Inc. (a)	10,802	129,624
Wind River Systems Inc. (a)	18,154	116,186
Wright Express Corp. (a)	9,983	181,890
Zoran Corp. (a)	12,294	108,187
Zygo Corp. (a)	4,500	20,655

		27,840,974

Materials (3.88%)
A. Schulman Inc.	7,460	101,083
AbitibiBowater Inc. (a)	12,883	7,086
AEP Industries Inc. (a)	1,400	21,378
Allied Nevada Gold Corp. (a)	10,100	59,085
AM Castle & Co.	3,789	33,798
AMCOL International Corp.	6,144	91,177
American Vanguard Corp.	5,513	71,118
Arch Chemicals Inc.	6,082	115,315
Balchem Corp.	3,992	100,319
Boise Inc. (a)	9,900	6,039
Brush Engineered Materials Inc. (a)	4,852	67,297
Buckeye Technologies Inc. (a)	8,674	18,476
Calgon Carbon Corp. (a)	13,752	194,866
Cambrex Corp. (a)	8,981	20,477
China Direct Inc. (a)	2,800	3,528
China Precision Steel Inc. (a)	5,700	6,669
Clearwater Paper Corp. (a)	2,838	22,789
Coeur d’Alene Mines Corp. (a)	152,875	143,703
Compass Minerals International Inc.	8,050	453,779
Deltic Timber Corp.	2,730	107,589
Ferro Corp.	10,440	14,929
Flotek Industries Inc. (a)	6,200	9,734
General Moly Inc. (a)	17,300	18,338
General Steel Holdings Inc. (a)	3,400	8,942
GenTek Inc. (a)	2,500	43,725
Gibraltar Industries Inc.	7,482	35,315
Glatfelter	10,596	66,119
Graphic Packaging Holding Co. (a)	31,460	27,370
Haynes International Inc. (a)	2,800	49,896
HB Fuller Co.	12,054	156,702
Headwaters Inc. (a)	9,801	30,775
Hecla Mining Co. (a)	54,391	108,782
Horsehead Holding Corp. (a)	8,000	44,000
ICO Inc. (a)	7,300	15,038
Innophos Holdings Inc.	3,000	33,840
Innospec Inc.	6,512	24,550
Kaiser Aluminum Corp.	3,900	90,168
Kapstone Paper and Packaging Corp. (a)	2,500	6,150
Koppers Holdings Inc.	5,000	72,600
Landec Corp. (a)	4,300	23,951
Louisiana-Pacific Corp.	25,100	55,973

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
LSB Industries Inc. (a)	4,900	$48,461
Mercer International Inc.-SBI (a)	8,744	5,771
Minerals Technologies Inc.	4,609	147,718
Myers Industries Inc.	6,045	37,116
Neenah Paper Inc.	4,584	16,640
NewMarket Corp.	3,393	150,310
NL Industries Inc.	1,843	18,430
NN Inc.	5,100	6,426
Northwest Pipe Co. (a)	2,600	74,022
Olin Corp.	18,408	262,682
Olympic Steel Inc.	2,400	36,408
OM Group Inc. (a)	7,469	144,301
Pegasus Wireless Corp. Warrants (a) (b)	1,190	0
Penford Corp.	3,700	13,431
PolyOne Corp. (a)	23,048	53,241
Potlatch Corp.	9,834	228,050
Quaker Chemical Corp.	3,100	24,614
Rock-Tenn Co. Class A	9,218	249,347
Rockwood Holdings Inc. (a)	10,374	82,370
Royal Gold Inc.	7,631	356,826
RTI International Metals Inc. (a)	5,579	65,274
Schweitzer-Mauduit International Inc.	4,630	85,470
Sensient Technologies Corp.	11,544	271,284
ShengdaTech Inc. (a)	8,900	27,590
Silgan Holdings Inc.	6,686	351,282
Solutia Inc. (a)	23,700	44,319
Spartech Corp.	9,004	22,150
Stepan Co.	1,251	34,152
Stillwater Mining Co. (a)	9,999	36,996
Sutor Technology Group Ltd. (a)	2,900	4,060
Symyx Technologies Inc. (a)	8,469	37,687
Texas Industries Inc.	5,850	146,250
U.S. Concrete Inc. (a)	11,600	23,200
Universal Stainless & Alloy Products Inc. (a)	2,000	19,340
Verso Paper Corp.	5,100	3,264
Wausau Paper Corp.	11,826	62,205
Westlake Chemical Corp.	4,200	61,446
Worthington Industries Inc.	16,067	139,944
WR Grace & Co. (a)	17,976	113,608
Zep Inc.	5,331	54,536
Zoltek Companies Inc. (a)	6,705	45,661

		6,188,350

Telecommunication Services (1.28%)
Alaska Communications Systems Group Inc.	12,179	81,599
Atlantic Tele-Network Inc.	1,900	36,442
Cbeyond Inc. (a)	6,600	124,278
Centennial Communications Corp. (a)	17,728	146,433
Cincinnati Bell Inc. (a)	61,385	141,186
Cogent Communications Group Inc. (a)	12,000	86,400

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Consolidated Communications Holdings Inc.	7,008	$71,902
FairPoint Communications Inc.	21,440	16,723
FiberTower Corp. (a)	27,600	5,520
General Communication Inc. Class A (a)	12,682	84,716
Global Crossing Ltd. (a)	7,300	51,100
Globalstar Inc. (a)	7,295	2,553
ICO Global Communications Holdings Ltd. (a)	24,300	8,505
IDT Corp. Class B (a)	4,021	4,664
Iowa Telecommunications Services Inc.	8,097	92,792
iPCS Inc. (a)	4,700	45,637
NTELOS Holdings Corp.	7,000	126,980
PAETEC Holding Corp. (a)	30,026	43,238
Premiere Global Services Inc. (a)	16,540	145,883
Shenandoah Telecommunications Co.	5,138	117,146
Syniverse Holdings Inc. (a)	12,790	201,571
TerreStar Corp. (a)	12,700	7,112
tw telecom inc. (a)	36,716	321,265
USA Mobility Inc.	6,849	63,079
Virgin Mobile USA Inc. (a)	5,576	7,193
Vonage Holdings Corp. (a)	12,900	5,160

		2,039,077

Utilities (4.55%)
Allete Inc.	6,186	165,104
American States Water Co.	4,978	180,801
Avista Corp.	14,406	198,515
Black Hills Corp.	9,089	162,602
Cadiz Inc. (a)	2,300	18,354
California Water Service Group	4,304	180,165
Central Vermont Public Service Corp.	2,000	34,600
CH Energy Group Inc.	3,926	184,129
Chesapeake Utilities Corp.	800	24,384
Cleco Corp.	16,084	348,862
Connecticut Water Service Inc.	1,000	20,280
Consolidated Water Co. Ltd.	4,500	48,825
El Paso Electric Co. (a)	11,432	161,077
Empire District Electric Co.	7,230	104,401
Idacorp Inc.	10,655	248,901
ITC Holdings Corp.	12,300	536,526
Laclede Group Inc.	5,588	217,820
MGE Energy Inc.	4,859	152,427
Middlesex Water Co.	1,900	27,360
New Jersey Resources Corp.	11,010	374,120
Nicor Inc.	10,824	359,681
Northwest Natural Gas Co.	7,073	307,110
NorthWestern Corp.	9,139	196,306
Ormat Technologies Inc.	4,900	134,554
Piedmont Natural Gas Company Inc.	19,000	491,910
PNM Resources Inc.	19,270	159,170
Portland General Electric Co.	18,800	330,692

	Shares or principal amount	Value
Common Stocks (Cont.)
Utilities (Cont.)
SJW Corp.	3,348	$85,140
South Jersey Industries Inc.	8,050	281,750
Southwest Gas Corp.	10,224	215,420
Southwest Water Co.	6,615	28,444
Synthesis Energy Systems Inc. (a)	3,700	2,442
U.S. Geothermal Inc. (a)	12,400	8,804
UIL Holdings Corp.	6,258	139,679
Unisource Energy Corp.	8,211	231,468
Westar Energy Inc.	26,200	459,286
WGL Holdings Inc.	13,100	429,680

		7,250,789

Total Common Stocks
(cost $266,367,974)		158,243,590

Short-term Investments (0.93%)
JPMorgan U.S. Government Money Market Fund	808,774	808,774
U.S. Treasury Bill, (c) 0.105%, 05/14/2009	$680,000	679,866

Total Short-term Investments
(cost $1,488,693)		1,488,640

TOTAL INVESTMENTS (100.18%)
(cost $267,856,667)		159,732,230
LIABILITIES, NET OF OTHER ASSETS (-0.18%)		(289,339)

NET ASSETS (100.00%)		$159,442,891

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At March 31, 2009 this security has been pledged to cover, in whole or in part, initial margin requirements for open future contracts.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (98.49%) (a)
Australia (6.77%)
AGL Energy Ltd.	9,311	$96,591
Alumina Ltd.	24,149	21,767
Amcor Ltd.	18,798	58,140
AMP Ltd.	37,198	121,434
Aristocrat Leisure Ltd.	7,763	18,481
Australia & New Zealand Banking Group Ltd.	39,183	428,164
Australian Stock Exchange	3,607	73,544
AXA Asia Pacific Holdings Ltd.	15,030	35,602
Bendigo and Adelaide Bank Ltd.	4,462	25,367
BHP Billiton Ltd.	64,295	1,420,996
Billabong International Ltd.	2,124	12,547
BlueScope Steel Ltd.	15,644	28,064
Boral Ltd.	12,081	30,381
Brambles Ltd.	28,442	94,879
Caltex Australia Ltd.	2,825	17,552
CFS Retail Property Trust	35,591	40,439
Coca-Cola Amatil Ltd.	11,002	66,302
Cochlear Ltd.	1,111	38,743
Commonwealth Bank of Australia	28,299	679,361
Computershare Ltd.	10,823	65,992
Crown Ltd.	9,361	41,554
CSL Ltd.	11,863	268,063
CSR Ltd.	19,518	16,324
Dexus Property Group	68,817	35,851
Fairfax Media Ltd.	39,734	28,118
Fortescue Metals Group Ltd. (b)	26,454	47,192
Foster’s Group Ltd.	38,123	134,072
Goodman Fielder Ltd.	16,201	11,741
Goodman Group	46,502	10,556
GPT Group	91,878	27,901
Harvey Norman Holdings Ltd.	8,815	15,741
Incitec Pivot Ltd.	36,249	53,711
Insurance Australia Group Ltd.	39,646	96,288
James Hardie Industries NV CDI	6,878	20,125
Leighton Holdings Ltd.	2,966	39,762
Lend Lease Corp. Ltd.	7,171	32,566
Lion Nathan Ltd.	6,271	35,136
Macquarie Airports	9,991	12,613
Macquarie Group Ltd.	5,842	110,005
Macquarie Infrastructure Group	52,701	53,991
Macquarie Office Trust	5,080	603
Metcash Ltd.	13,508	38,043
Mirvac Group	22,557	13,240
National Australia Bank Ltd.	35,829	500,149
Newcrest Mining Ltd.	9,367	215,622
Nufarm Ltd.	2,154	16,998
Onesteel Ltd.	16,774	26,356
Orica Ltd.	7,234	74,620
Origin Energy Ltd.	17,413	179,147
OZ Minerals Ltd. (c)	57,968	22,371
Perpetual Ltd.	548	10,278

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Qantas Airways Ltd.	20,469	$24,733
QBE Insurance Group Ltd.	19,218	257,809
Rio Tinto Ltd.	5,669	225,146
Santos Ltd.	11,329	133,341
Sims Group Ltd.	2,679	31,820
Sonic Healthcare Ltd.	7,081	54,544
SP Ausnet	14,903	9,416
Stockland	31,353	66,987
Suncorp-Metway Ltd.	24,287	101,433
Tabcorp Holding Ltd.	11,153	50,371
Tatts Group Ltd.	22,000	42,344
Telstra Corp. Ltd.	86,407	192,882
Toll Holdings Ltd.	10,779	46,898
Transurban Group	24,955	81,063
Wesfarmers Ltd.	19,781	259,561
Wesfarmers Ltd. PPS	3,355	44,333
Westfield Group	38,788	268,877
Westpac Banking Corp.	53,537	706,957
Woodside Petroleum Ltd.	9,560	254,641
Woolworths Ltd.	23,460	407,186
WorleyParsons Ltd.	3,279	41,323

		8,864,748

Austria (0.35%)
Erste Group Bank AG	3,875	65,634
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,590	60,345
OMV AG	3,450	115,416
Raiffeisen International Bank Holding AG	1,100	30,974
Strabag SE	1,060	20,797
Telekom Austria AG	6,605	99,992
Vienna Insurance Group	730	20,950
VoestAlpine AG	2,428	31,736
Wienerberger AG	1,735	13,652

		459,496

Belgium (0.94%)
AB Inbev Strip VVPR (b)	5,968	24
Anheuser-Busch InBev NV	13,826	380,702
Belgacom SA	3,340	104,672
Colruyt SA	299	68,570
Compagnie Nationale a Portefeuille	695	32,261
Delhaize Group	2,025	131,410
Dexia SA	10,397	35,845
Fortis	45,805	83,689
Fortis Rights (b)(c)	45,805	0
Groupe Bruxelles Lambert SA	1,613	109,515
KBC GROEP NV	3,243	52,390
Mobistar SA	710	44,831
Solvay SA	1,176	82,474

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Belgium (Cont.)
UCB SA	1,993	$58,713
Umicore	2,720	50,267

		1,235,363

Denmark (0.86%)
A P Moller-Maersk A/S Class A	11	47,783
A P Moller-Maersk A/S Class B	21	92,280
Carlsberg A/S Class B	1,393	57,202
Coloplast A/S Class B	470	28,886
Danisco A/S	1,082	32,423
Danske Bank A/S (b)	9,275	78,120
DSV A/S	3,960	29,096
FLSmidth & Co. A/S Class B (b)	1,059	26,984
Jyske Bank A/S (b)	1,072	24,466
Novo Nordisk A/S Class B	8,670	415,691
Novozymes A/S Class B	950	68,725
Topdanmark A/S (b)	313	30,812
Trygvesta A/S	462	23,377
Vestas Wind Systems A/S (b)	3,540	155,513
William DeMant Holding (b)	484	19,492

		1,130,850

Finland (1.23%)
Elisa OYJ	3,147	45,872
Fortum OYJ	8,801	167,638
Kesko OYJ	1,473	30,559
Kone Corp. OYJ Class B	3,143	65,110
Metso OYJ	2,814	33,245
Neste Oil OYJ	2,575	34,226
Nokia OYJ	72,818	851,637
Nokian Renkaat OYJ	2,164	25,365
Orion OYJ Class B	1,088	15,745
Outokumpu OYJ	2,766	29,927
Pohjola Bank PLC	800	4,703
Pohjola Bank PLC Rights (b) (c)	800	1,087
Rautaruukki OYJ	1,714	27,425
Sampo OYJ A Shares	8,458	124,716
Sanoma OYJ	903	11,527
Stora Enso OYJ R Shares (b)	12,322	43,647
UPM-Kymmene OYJ	10,891	62,857
Wartsila OYJ Class B	1,891	39,880

		1,615,166

France (10.22%)
Accor SA	3,695	128,599
Aeroports de Paris (ADP)	610	32,476
Air France-KLM	2,563	22,789
Air Liquide SA	4,801	390,410
Alcatel-Lucent (b)	48,718	91,079
Alstom SA	4,091	212,144
Atos Origin SA	1,217	31,222
AXA	29,662	356,016

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
bioMerieux	184	$14,361
BNP Paribas	15,721	648,594
Bouygues	4,853	173,422
Bureau Veritas SA	734	27,775
Cap Gemini SA	2,993	96,192
Carrefour SA	12,290	479,433
Casino Guichard Perrachon SA	783	50,948
Christian Dior SA	997	54,612
CNP Assurances	909	57,327
Compagnie de Saint-Gobain	7,516	210,591
Compagnie General des Etablissements Michelin Class B	3,010	111,564
Compagnie Generale de Geophysique-Veritas (b)	2,735	31,661
Credit Agricole SA	17,477	192,834
Dassault Systemes SA	1,100	42,715
Eiffage SA	601	27,959
Electricite de France	4,140	162,366
Eramet (b)	91	20,084
Essilor International SA	4,202	162,355
Eurazeo	411	11,011
European Aeronautic Defence and Space Co.	6,724	78,132
Eutelsat Communications	1,300	27,626
France Telecom SA	35,060	799,268
GDF Suez	21,231	728,110
GDF Suez Strip VVPR (b)(c)	1,554	0
Gecina SA	218	8,363
Groupe DANONE	8,460	411,693
Hermes International SCA	1,101	128,089
ICADE	236	16,709
Iliad SA	232	21,628
Imerys SA	434	15,947
Ipsen SA	336	12,936
JC Decaux SA	984	11,147
Klepierre	1,615	28,373
L’Oreal SA	4,616	317,328
Lafarge SA	2,506	113,137
Lagardere SCA	2,489	69,845
Legrand SA	1,449	25,175
LVMH Moet Hennessy Louis Vuitton SA	4,693	294,493
M6 Metropole Television	898	14,654
Natixis	18,102	30,719
Neopost SA	557	43,196
PagesJaunes Groupe	2,005	16,949
Pernod Ricard SA	3,156	175,883
Peugeot SA	3,170	59,950
PPR SA	1,629	104,436
Publicis Groupe SA	2,900	74,342
Renault SA	3,834	78,835
Safran SA	3,014	28,058
Sanofi-Aventis	20,153	1,131,009

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Schneider Electric SA	4,339	$288,572
SCOR SE	2,670	54,867
SES FDR	5,395	102,979
Societe BIC SA	441	21,669
Societe des Autoroutes Paris-Rhin-Rhone	339	21,623
Societe Generale	8,900	348,140
Societe Television Francaise 1	2,490	19,513
Sodexo	1,737	79,120
STMicroelectronics NV	14,125	70,678
Suez Environnement SA (b)	5,452	80,171
Technip SA	2,147	75,685
Thales SA	1,824	69,069
Total SA	40,870	2,020,997
Unibail-Rodamco	1,589	224,855
Valeo SA	1,039	15,190
Vallourec SA	1,145	106,155
Veolia Environnement	7,630	159,330
Vinci SA	8,232	305,609
Vivendi	22,410	592,721
Wendel	464	12,256
Zodiac Aerospace	551	13,961

		13,389,729

Germany (7.60%)
Adidas AG	4,020	133,421
Allianz SE Reg.	8,777	734,657
BASF SE	17,883	540,446
Bayer AG	14,643	699,591
Bayerische Motoren Werke (BMW) AG	6,611	190,695
Beiersdorf AG	1,865	83,528
Celesio AG	1,639	30,174
Commerzbank AG	13,255	70,513
Daimler AG	17,574	442,783
Deutsche Bank AG Reg.	10,390	416,183
Deutsche Boerse AG	3,869	232,124
Deutsche Lufthansa AG Reg.	4,688	50,788
Deutsche Post AG	16,772	180,721
Deutsche Postbank AG	1,511	23,941
Deutsche Telekom AG	54,309	672,670
E.On AG	36,418	1,010,020
Fraport AG	574	18,432
Fresenius Medical Care AG & Co. KGaA	3,690	143,189
Fresenius SE	426	16,127
GEA Group AG	3,615	38,480
Hamburger Hafen und Logistik AG	379	9,328
Hannover Rueckversicherung AG Reg.	1,012	32,235
HeidelbergCement AG	443	14,512
Henkel AG & Co. KGaA	2,751	69,397
Hochtief AG	978	36,845
K+S Group AG	2,968	137,205
Linde AG	2,660	180,609

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
MAN AG	2,090	$90,721
Merck KGaA	1,295	114,422
Metro AG	2,506	82,626
Muenchener Rueckversicherungs Gesellschaft AG Reg.	3,999	486,942
Puma AG	98	14,836
Q-Cells AG (b)	1,230	23,952
RWE AG	8,523	596,870
Salzgitter AG	880	48,978
SAP AG	16,622	581,224
Siemens AG	16,638	949,857
Solarworld AG	1,407	28,690
Suedzucker AG	1,018	19,638
ThyssenKrupp AG	7,118	124,183
TUI AG (b)	4,352	23,207
United Internet AG Reg.	2,003	16,650
Volkswagen AG	1,714	526,346
Wacker Chemie AG	273	22,547

		9,960,303

Greece (0.51%)
Alpha Bank AE	7,784	51,661
Coca-Cola Hellenic Bottling Co. SA	3,315	47,646
EFG Eurobank Ergasias	6,773	39,124
Hellenic Petroleum SA	2,223	21,236
Hellenic Telecommunications Organization SA	5,450	81,694
Marfin Investment Group SA (b)	12,670	45,911
National Bank of Greece SA	10,052	152,686
OPAP SA	4,510	119,219
Piraeus Bank SA	6,540	43,458
Public Power Corp. SA	1,930	35,026
Titan Cement Co. SA	1,264	26,956

		664,617

Hong Kong (2.28%)
ASM Pacific Technology	4,000	14,013
Bank of East Asia Ltd.	31,984	61,801
BOC Hong Kong Holdings Ltd.	74,500	76,301
Cathay Pacific Airways Ltd.	26,000	25,791
Cheung Kong Holdings Ltd.	27,000	232,709
Cheung Kong Infrastructure Holdings Ltd.	7,000	28,005
Chinese Estates Holdings Ltd.	12,000	14,563
CLP Holdings Ltd.	39,185	269,242
Esprit Holdings Ltd.	20,500	104,598
Foxconn International Holdings Ltd. (b)	42,000	17,785
Hang Lung Group Ltd.	18,000	54,826
Hang Lung Properties Ltd.	43,000	101,160
Hang Seng Bank Ltd.	14,800	149,363
Henderson Land Development Co. Ltd.	21,881	83,436
Hong Kong & China Gas Co. Ltd.	81,992	129,245

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Hong Kong Aircraft Engineering Co. Ltd.	1,200	$10,327
Hong Kong Exchanges & Clearing Ltd.	20,000	188,749
Hongkong Electric Holdings Ltd.	26,500	157,447
Hopewell Highway Infrastructure Ltd.	1,200	677
Hopewell Holdings	12,000	31,602
Hutchison Telecommunications International Ltd.	27,000	8,446
Hutchison Whampoa Ltd.	41,700	204,708
Hysan Development Co. Ltd.	12,136	20,539
Kerry Properties Ltd.	13,134	31,656
Kingboard Chemicals Holdings Ltd.	12,000	24,672
Li & Fung Ltd.	44,620	104,603
Lifestyle International Holdings Ltd.	13,000	10,425
Link REIT	44,000	87,240
Mongolia Energy Corporation Ltd. (b)	40,000	11,546
MTR Corp.	27,603	66,337
New World Development Co. Ltd.	47,978	47,893
NWS Holdings Ltd.	16,000	21,621
Orient Overseas International Ltd.	4,400	10,943
Pacific Basin Shipping Ltd.	31,000	14,131
Shangri-La Asia Ltd.	26,108	29,650
Sino Land Co. Ltd.	34,634	34,700
Sun Hung Kai Properties Ltd.	27,000	242,271
Swire Pacific Ltd. Class A	16,000	106,702
Television Broadcasts Ltd.	6,000	19,191
Wharf Holdings Ltd.	27,000	67,225
Wheelock and Co. Ltd.	18,000	30,273
Wing Hang Bank Ltd.	3,000	14,380
Yue Yuen Industrial Holdings Ltd.	12,000	27,408

		2,988,200

Ireland (0.33%)
Anglo Irish Bank Corp. PLC (c)	15,614	4,502
CRH PLC	13,106	282,398
Elan Corp. PLC (b)	9,533	64,597
Kerry Group PLC Class A	2,787	56,495
Ryanair Holdings PLC (b)	7,328	28,054

		436,046

Italy (3.39%)
A2A SpA	24,526	37,237
ACEA SpA	1,690	20,183
Alleanza Assicurazioni SpA	8,882	50,044
Assicurazioni Generali SpA	20,553	352,207
Atlantia SpA	5,470	82,557
Autogrill SpA	1,491	8,589
Banca Carige SpA	13,189	43,205
Banca Monte Dei Paschi di Siena SpA	49,329	68,206
Banca Popolare di Milano Scarl	7,817	38,881
Banco Popolare Societa Cooperativa	13,174	60,460
Bulgari SpA	2,324	10,219
Enel SpA	84,380	404,624

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Eni SpA	49,877	$965,730
EXOR SpA (b)	1,687	17,012
Fiat SpA	14,491	101,472
Finmeccanica SpA	8,141	101,328
Fondiaria Sai SpA	1,245	14,552
Intesa Sanpaolo	149,206	410,388
Intesa Sanpaolo RNC (b)	18,229	34,296
Italcementi SpA	1,048	10,607
Italcementi SpA RNC	1,830	9,645
Lottomatica SpA	1,186	19,498
Luxottica Group SpA	3,037	46,926
Mediaset SpA	15,104	67,332
Mediobanca SpA	10,180	86,275
Mediolanum SpA	3,393	11,694
Parmalat SpA	33,164	68,277
Pirelli & Co. SpA	53,335	12,446
Prysmian SpA	2,505	24,944
Saipem SpA	5,072	90,246
Saras SPA (b)	5,976	15,647
Snam Rete Gas SpA	15,545	83,409
Telecom Italia RNC SpA	121,317	123,365
Telecom Italia SpA	199,111	256,700
Tenaris SA	9,333	94,856
Terna—Rete Elettrica Nationale SpA	22,687	70,622
UniCredito SpA (Milan)	233,527	384,354
Unione di Banche Italiane Scpa	12,424	136,802
Unipol Gruppo Finanziario SpA	11,637	10,304

		4,445,139

Japan (24.28%)
77 Bank Ltd.	5,000	24,941
ABC-Mart Inc.	400	7,635
Acom Co. Ltd.	860	24,431
Advantest Corp.	3,300	49,831
Aeon Co. Ltd.	13,300	87,913
Aeon Credit Service Co. Ltd.	1,200	10,986
Aeon Mall Co. Ltd.	900	11,577
Aioi Insurance Co. Ltd.	8,000	31,149
Aisin Seiki Co. Ltd.	3,900	62,581
Ajinomoto Co. Inc.	13,000	92,160
Alfresa Holdings Corp.	500	18,322
All Nippon Airways Co. Ltd.	12,000	46,946
Alps Electric Co. Ltd.	3,000	10,371
Amada Co. Ltd.	8,000	42,742
Aozora Bank Ltd. (b)	12,000	13,280
Asahi Breweries Ltd.	7,400	88,757
Asahi Glass Co. Ltd.	19,000	100,870
Asahi Kasei Corp.	23,000	83,536
ASICS Corp.	3,000	20,934
Astellas Pharma Inc.	9,298	287,737
Bank of Kyoto Ltd.	6,000	50,960
Bank of Yokohama Ltd.	25,000	107,188

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Benesse Corp.	1,500	$55,254
Bridgestone Corp.	12,100	175,463
Brother Industries Ltd.	5,000	37,065
Canon Inc.	20,400	594,697
Canon Marketing Japan Inc.	1,000	14,088
Casio Computer Co. Ltd.	4,800	34,332
Central Japan Railway Co.	31	174,803
Chiba Bank Ltd.	16,000	79,752
Chubu Electric Power Co. Inc.	12,700	279,916
Chugai Pharmaceutical Co. Ltd.	4,300	73,254
Chugoku Bank Ltd.	3,000	38,479
Chugoku Electric Power Co. Inc.	5,400	117,066
Chuo Mitsui Trust Holdings Inc.	20,000	62,211
Citizen Holdings Co. Ltd.	6,300	25,853
Coca-Cola West Co. Ltd.	1,000	15,999
Cosmo Oil Co. Ltd.	13,000	39,574
Credit Saison Co. Ltd.	3,500	34,712
Dai Nippon Printing Co. Ltd.	11,000	101,379
Daicel Chemical Industries Ltd.	4,000	14,418
Daido Steel Co. Ltd.	5,000	12,455
Daihatsu Motor Co. Ltd.	4,000	31,617
Daiichi Sanyko Co. Ltd.	13,040	219,242
Daikin Industries Ltd.	5,100	140,413
Dainippon Sumitomo Pharma Co. Ltd.	3,000	25,042
Daito Trust Construction Co. Ltd.	1,700	57,310
Daiwa House Industry Co. Ltd.	10,000	81,263
Daiwa Securities Group Inc.	26,000	115,223
DeNA Co. Ltd.	5	16,444
Denki Kagaku Kogyo KK	7,000	12,694
Denso Corp.	9,500	192,046
Dentsu Inc.	4,000	61,457
DIC Corp.	12,000	17,627
Dowa Holdings Co. Ltd.	5,000	18,903
East Japan Railway Co.	6,514	339,602
Eisai Co. Ltd.	5,000	147,173
Electric Power Development Co. Ltd.	2,700	80,526
Elpida Memory Inc. (b)	1,900	13,390
Familymart Co. Ltd.	1,300	39,584
Fanuc Ltd.	3,800	259,909
Fast Retailing Co. Ltd.	900	103,049
Fuji Electric Holdings Co. Ltd.	10,000	11,920
Fuji Heavy Industries Ltd.	11,000	36,611
Fuji Media Holdings Inc.	8	8,992
FUJIFILM Holdings Corp.	9,400	206,907
Fujitsu Ltd.	37,000	138,833
Fukuoka Financial Group Inc.	16,000	49,262
Furukawa Electric Co. Ltd.	13,000	37,243
Gunma Bank Ltd.	7,000	38,089
Hakuhodo DY Holdings Inc.	400	17,206
Hankyu Hanshin Holdings Inc.	24,000	109,146
HASEKO Corp. (b)	18,000	8,494
Hikari Tsushin Inc.	400	7,615
Hino Motors Ltd.	4,000	8,822

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hirose Electric Co. Ltd.	600	$58,040
Hisamitsu Pharmaceutical Co. Inc.	1,200	37,075
Hitachi Chemical Co. Ltd.	1,600	19,353
Hitachi Construction Machinery Co. Ltd.	2,200	29,045
Hitachi High-Technologies Corp.	1,000	14,181
Hitachi Ltd.	67,000	183,312
Hitachi Metals Ltd.	3,000	21,353
Hokkaido Electric Power Co. Inc.	3,800	76,411
Hokuhoku Financial Group Inc.	23,000	42,214
Hokuriku Electric Power Co.	3,400	81,787
Honda Motor Co. Ltd.	31,600	752,262
Hoya Corp.	8,000	159,213
Ibiden Co. Ltd.	2,700	66,045
Idemitsu Kosan Co. Ltd.	400	30,217
IHI Corp. (b)	28,000	32,168
INPEX Corp.	16	113,310
Isetan Mitsukoshi Holdings Ltd.	6,340	49,064
Isuzu Motors Ltd.	26,000	31,934
Ito En Ltd.	800	9,822
Itochu Corp.	30,000	148,021
Itochu Techno-Solutions Corp.	400	8,348
Iyo Bank Ltd.	5,000	50,710
J. Front Retailing Co. Ltd.	9,600	33,411
JAFCO Co. Ltd.	500	9,019
Japan Airlines Corp. (b)	15,000	30,441
Japan Petroleum Exploration Co.	500	20,368
Japan Prime Realty Investment Corp.	10	18,583
Japan Real Estate Investment Corp.	9	69,140
Japan Retail Fund Investment Corp.	6	22,983
Japan Steel Works Ltd.	7,000	66,737
Japan Tobacco Inc.	87	232,567
JFE Holdings Inc.	10,000	220,732
JGC Corp.	4,000	46,187
Joyo Bank Ltd.	14,000	64,917
JS Group Corp.	5,300	59,942
JSR Corp.	4,100	48,240
JTEKT Corp.	4,000	28,270
Jupiter Telecommunications Co. Ltd.	54	36,073
Kajima Corp.	19,000	47,069
Kamigumi Co. Ltd.	4,000	26,629
Kaneka Corp.	6,000	29,665
Kansai Electric Power Co. Inc.	14,600	317,295
Kansai Paint Co. Ltd.	3,000	16,799
Kao Corp.	10,000	195,124
Kawasaki Heavy Industries Ltd.	28,000	56,212
Kawasaki Kisen Kaisha Ltd.	13,000	40,860
KDDI Corp.	56	263,712
Keihin Electric Express Railway Co. Ltd.	8,000	57,725
Keio Corp.	11,000	62,637
Keisei Electric Railway Co. Ltd.	4,000	20,143
Keyence Corp.	770	145,674
Kikkoman Corp.	3,000	25,299
Kinden Corp.	2,000	16,354

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kintetsu Corp.	32,000	$133,027
Kirin Holdings Co. Ltd.	15,000	160,246
Kobe Steel Ltd.	56,000	72,417
Komatsu Ltd.	17,400	192,562
Konami Corp.	2,000	30,414
Konica Minolta Holdings Inc.	9,500	82,808
Kubota Corp.	22,000	121,919
Kuraray Co. Ltd.	6,500	55,809
Kurita Water Industries Ltd.	2,200	42,815
Kyocera Corp.	3,100	206,922
Kyowa Hakko Kirin Co. Ltd.	5,000	42,645
Kyushu Electric Power Co. Ltd.	7,300	163,903
Lawson Inc.	1,300	54,002
Leopalace21 Corp.	2,700	16,143
Mabuchi Motor Co. Ltd.	400	16,292
Makita Corp.	2,400	54,812
Marubeni Corp.	32,000	100,785
Marui Group Co. Ltd.	6,600	35,478
Maruichi Steel Tube Ltd.	600	12,933
Matsui Securities Co. Ltd.	1,900	12,475
Mazda Motor Corp.	18,000	30,514
Mediceo Paltac Holdings Co. Ltd.	2,900	30,941
Meiji Dairies Corp. (c)	4,000	16,464
Minebea Co. Ltd.	7,000	25,783
Mitsubishi Chemical Holdings Corp.	24,500	84,553
Mitsubishi Corp.	26,000	344,675
Mitsubishi Electric Corp.	38,000	172,694
Mitsubishi Estate Co. Ltd.	22,000	249,575
Mitsubishi Gas Chemical Co. Inc.	8,000	34,610
Mitsubishi Heavy Industries Ltd.	63,000	192,841
Mitsubishi Logistics Corp.	2,000	19,680
Mitsubishi Materials Corp.	25,000	68,100
Mitsubishi Motors Corp. (b)	71,000	90,951
Mitsubishi Rayon Co. Ltd.	11,000	21,236
Mitsubishi Tanabe Pharma Corp.	4,000	39,821
Mitsubishi UFJ Financial Group Inc.	212,200	1,045,451
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,450	30,913
Mitsui & Co. Ltd.	33,000	336,181
Mitsui Chemicals Inc.	13,000	31,821
Mitsui Engineering & Shipbuilding Co. Ltd.	16,000	27,050
Mitsui Fudosan Co. Ltd.	16,000	175,518
Mitsui Mining & Smelting Co. Ltd. (b)	13,000	21,629
Mitsui OSK Lines Ltd.	23,000	113,826
Mitsui Sumitomo Insurance Group Holdings Inc.	7,500	176,702
Mitsumi Electric Co. Ltd.	1,400	20,450
Mizuho Financial Group Inc.	184,077	359,458
Mizuho Trust & Banking Co. Ltd.	28,000	26,100
Murata Manufacturing Co. Ltd.	4,200	162,949
Namco Bandai Holdings Inc.	4,000	40,154
NEC Corp. (b)	37,000	100,631

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
NEC Electronics Corp. (b)	500	$3,074
NGK Insulators Ltd.	5,000	78,203
NGK Spark Plug Co. Ltd.	4,000	34,050
NHK Spring Co. Ltd.	2,000	7,271
Nidec Corp.	2,100	94,531
Nikon Corp.	6,000	68,286
Nintendo Co. Ltd.	1,900	555,810
Nippon Building Fund Inc.	10	86,430
Nippon Electric Glass Co. Ltd.	7,500	53,194
Nippon Express Co. Ltd.	17,000	53,574
Nippon Meat Packers Inc.	4,000	42,047
Nippon Mining Holdings Inc.	18,500	74,153
Nippon Oil Corp.	26,000	129,548
Nippon Paper Group Inc.	1,700	41,389
Nippon Sheet Glass Co. Ltd.	11,000	27,505
Nippon Steel Corp.	101,000	272,774
Nippon Telegraph & Telephone Corp.	10,063	384,051
Nippon Yusen Kabushiki Kaish	21,000	81,123
NIPPONKOA Insurance Co. Ltd.	14,000	81,060
Nishi-Nippon City Bank Ltd.	12,000	26,284
Nissan Chemical Industries Ltd.	3,000	25,281
Nissan Motor Co. Ltd.	44,800	161,922
Nissay Dowa General Insurance Company Ltd.	3,000	11,558
Nisshin Seifun Group Inc.	4,300	46,330
Nisshin Steel Co. Ltd.	15,000	25,453
Nisshinbo Industries Inc.	3,000	28,594
Nissin Foods Holdings Co. Ltd.	1,700	50,337
Nitori Co. Ltd.	750	41,977
Nitto Denko Corp.	3,500	71,622
NOK Corp.	1,600	13,782
Nomura Holdings Inc.	35,100	178,063
Nomura Real Estate Holdings Inc.	1,000	15,255
Nomura Real Estate Office Fund Inc.	4	22,406
Nomura Research Institute Ltd.	2,500	39,243
NSK Ltd.	10,000	38,815
NTN Corp.	8,000	22,704
NTT Data Corp.	25	68,487
NTT DoCoMo Inc.	304	414,180
NTT Urban Development Corp.	29	23,471
Obayashi Corp.	13,000	63,428
OBIC Co. Ltd.	100	12,601
Odakyu Electric Railway Co. Ltd.	13,000	100,997
Oji Paper Co. Ltd.	18,000	73,740
Olympus Corp.	4,000	65,274
Omron Corp.	3,700	43,886
Ono Pharmaceutical Co. Ltd.	2,000	87,777
Onward Holdings Co. Ltd.	2,000	13,239
Oracle Corp. Japan	700	26,603
Oriental Land Co. Ltd.	1,000	63,722
Orix Corp.	1,890	62,203
Osaka Gas Co. Ltd.	38,000	118,953

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
OSAKA Titanium technologies Co.	200	$5,242
OTSUKA Corp.	200	7,479
Panasonic Corp.	35,000	386,359
Panasonic Electric Works Co. Ltd.	7,400	54,169
Promise Co. Ltd.	1,350	21,380
Rakuten Inc.	145	69,782
Resona Holdings Inc.	10,195	137,448
Ricoh Co. Ltd.	13,000	157,195
Rohm Co. Ltd.	2,000	99,925
Sankyo Co. Ltd.	1,000	43,703
Santen Pharmaceutical Co. Ltd.	1,400	39,049
Sanyo Electric Co. Ltd. (b)	30,000	45,023
Sapporo Hokuyo Holdings Inc. (b)	5,000	14,178
Sapporo Holdings Ltd.	5,000	19,142
SBI Holdings Inc.	295	30,927
Secom Co. Ltd.	4,200	155,503
Sega Sammy Holdings Inc.	4,426	39,260
Seiko Epson Corp.	2,300	31,636
Sekisui Chemical Co. Ltd.	9,000	44,953
Sekisui House Ltd.	9,000	68,899
Seven & I Holdings Co. Ltd.	15,580	343,961
Seven Bank Ltd.	7	18,650
Sharp Corp.	19,000	152,042
Shikoku Electric Power Co. Inc.	3,700	98,816
Shimadzu Corp.	5,000	32,274
Shimamura Co. Ltd.	500	26,773
Shimano Inc.	1,200	36,533
Shimizu Corp.	10,000	41,859
Shin-Etsu Chemical Co. Ltd.	7,900	388,129
Shinko Electric Industries Co. Ltd.	700	6,743
Shinko Securities Co. Ltd.	10,000	19,740
Shinsei Bank Ltd. (b)	31,000	31,500
Shionogi & Co. Ltd.	6,000	103,421
Shiseido Co. Ltd.	6,000	87,966
Shizuoka Bank Ltd.	11,000	99,752
Showa Denko K.K.	26,000	32,315
Showa Shell Sekiyu K.K.	3,400	31,227
SMC Corp.	1,100	107,208
Softbank Corp.	14,500	186,741
Sojitz Corp.	22,200	26,688
Sompo Japan Insurance Inc.	18,000	94,347
Sony Corp.	19,400	401,279
Sony Financial Holdings Inc.	15	40,455
Square Enix Holdings Co. Ltd.	1,200	22,758
Stanley Electric Co. Ltd.	3,200	35,981
SUMCO Corp.	2,300	34,265
Sumitomo Chemical Co. Ltd.	32,000	110,014
Sumitomo Corp.	22,200	192,907
Sumitomo Electric Industries Ltd.	14,400	121,330
Sumitomo Heavy Industries Ltd.	12,000	40,476
Sumitomo Metal Industries Ltd.	76,000	154,241
Sumitomo Metal Mining Co. Ltd.	10,000	96,145
Sumitomo Mitsui Financial Group Inc.	12,993	457,501

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sumitomo Realty & Development Co. Ltd.	7,000	$78,208
Sumitomo Rubber Industries Ltd.	3,000	20,111
Sumitomo Trust & Banking Co. Ltd.	30,000	116,154
Suruga Bank Ltd.	4,000	33,371
Suzuken Co. Ltd.	1,180	30,952
Suzuki Motor Corp.	6,500	109,327
T&D Holdings Inc.	4,100	99,854
Taiheiyo Cement Corp.	17,000	25,041
Taisei Corp.	18,000	34,519
Taisho Pharmaceutical Co. Ltd.	3,000	55,928
Taiyo Nippon Sanso Corp.	5,000	33,001
Takashimaya Co. Ltd.	7,000	40,566
Takeda Pharmaceutical Co. Ltd.	15,600	541,235
Takefuji Corp.	2,250	10,642
TDK Corp.	2,600	98,279
Teijin Ltd.	18,000	39,329
Terumo Corp.	3,200	118,866
The Hachijuni Bank Ltd.	7,549	44,040
The Hiroshima Bank Ltd.	9,000	34,494
THK Co. Ltd.	2,200	29,828
Tobu Railway Co. Ltd.	17,000	86,246
Toho Co. Ltd.	2,200	30,890
Toho Gas Co. Ltd.	9,000	41,394
Tohoku Electric Power Co. Inc.	8,500	187,089
Tokio Marine Holdings Inc.	13,200	325,103
Tokuyama Corp.	5,000	32,105
Tokyo Broadcasting System Inc.	700	9,236
Tokyo Electric Power Co. Inc.	23,300	582,352
Tokyo Electron Ltd.	3,500	131,088
Tokyo Gas Co. Ltd.	45,000	157,868
Tokyo Steel Manufacturing Co. Ltd.	1,500	15,119
Tokyo Tatemono Co. Ltd.	6,000	15,574
Tokyu Corp.	23,000	96,636
Tokyu Land Corp.	9,000	25,097
TonenGeneral Sekiyu KK	5,000	48,995
Toppan Printing Co. Ltd.	11,000	75,505
Toray Industries Inc.	26,000	104,820
Toshiba Corp.	61,000	158,910
Tosoh Corp.	11,000	20,970
Toto Ltd.	6,000	30,323
Toyo Seikan Kaisha Ltd.	3,100	45,759
Toyo Suisan Kaisha Ltd.	2,000	41,267
Toyoda Gosei Co. Ltd.	1,200	18,373
Toyota Boshoku Corp.	1,000	10,424
Toyota Industries Corp.	3,700	79,697
Toyota Motor Corp.	52,800	1,677,132
Toyota Tsusho Corp.	4,500	43,974
Trend Micro Inc.	2,000	57,133
Tsumura & Co.	1,100	28,464
UBE Industries Ltd.	21,000	38,429
Unicharm Corp.	800	48,628
UNY Co. Ltd.	3,000	23,787

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Ushio Inc.	2,000	$28,271
USS Co. Ltd.	350	15,348
West Japan Railway Co.	34	107,811
Yahoo! Japan Corp.	320	84,268
Yakult Honsha Co. Ltd.	2,000	35,787
Yamada Denki Co. Ltd.	1,860	73,405
Yamaguchi Financial Group Inc.	4,000	37,916
Yamaha Corp.	3,700	36,397
Yamaha Motor Co. Ltd.	3,900	34,990
Yamato Holdings Co. Ltd.	8,000	75,872
Yamato Kogyo Co. Ltd.	800	17,273
Yamazaki Baking Co. Ltd.	2,000	21,548
Yaskawa Electric Corp.	5,000	21,888
Yokogawa Electric Corp.	3,900	15,840

		31,809,936

Netherlands (2.61%)
Aegon NV	27,992	108,509
Akzo Nobel NV	4,734	179,283
ArcelorMittal	16,840	343,597
ASML Holding NV—NY Reg.	8,669	152,643
Corio NV	822	33,996
Fugro NV	1,251	39,729
Heineken Holding NV	1,990	48,243
Heineken NV	4,767	135,417
ING Groep NV	39,392	215,845
Koninklijke Ahold NV	22,834	250,094
Koninklijke Boskalis Westminster NV CVA	917	18,423
Koninklijke DSM NV	2,896	76,201
Koninklijke KPN NV	33,806	451,345
Koninklijke Philips Electronics NV	18,849	279,006
QIAGEN NV (b)	3,350	53,354
Randstad Holding NV (b)	1,897	32,181
Reed Elsevier NV	12,702	135,922
SBM Offshore NV	2,616	34,792
SNS Reaal	2,045	7,214
TNT NV	6,974	119,537
Unilever NV CVA	31,208	614,834
Wolters Kluwer—CVA	5,640	91,423

		3,421,588

New Zealand (0.11%)
Auckland International Airport Ltd.	19,700	19,220
Contact Energy Ltd.	4,623	15,087
Fletcher Building Ltd.	10,482	35,867
Sky City Entertainment Group Ltd.	9,546	15,309
Telecom Corp. of New Zealand Ltd.	38,890	50,681

		136,164

Norway (0.74%)
Aker Solutions ASA	3,200	20,664

	Shares	Value
Common Stocks (Cont.)
Norway (Cont.)
DnB NOR ASA	15,228	$68,315
Frontline Ltd.	960	17,065
Norsk Hydro ASA	14,300	53,809
Orkla ASA	15,930	109,280
Renewable Energy Corp. AS (b)	3,150	27,243
SeaDrill Ltd.	5,850	56,549
StatoilHydro ASA	24,820	434,367
Telenor ASA	17,065	97,554
Yara International ASA	3,924	85,727

		970,573

Portugal (0.36%)
Banco Comercial Portugues SA - R (b)	48,650	39,899
Banco Espirito Santo SA Reg.	4,429	17,284
Banco Espirito Santo SA Rights (b)	4,429	7,061
Brisa	5,793	40,162
CIMPOR-Cimentos de Portugal SGPS SA	5,280	26,285
EDP Renovaveis SA (b)	4,124	33,684
Energias de Portugal SA	35,026	121,422
Galp Energia SGPS SA B Shares	3,707	44,146
Jeronimo Martins SGPS SA	4,129	20,328
Portugal Telecom SGPS SA	12,559	97,018
Zon Multimedia Servicos de Telecomunicacoes e Multimedia
SGPS SA	3,423	18,211

		465,500

Singapore (1.18%)
Ascendas Real Estate Investment Trust	21,000	16,894
Capitaland Ltd.	54,000	82,803
Capitamall Trust	57,000	49,649
City Developments Ltd.	10,000	33,660
Comfortdelgro Corp. Ltd.	43,000	38,508
Cosco Corp. Singapore Ltd.	22,000	11,879
DBS Group Holdings Ltd.	32,333	180,255
Fraser and Neave Ltd.	21,894	36,473
Genting International PLC (b)	45,000	15,544
Golden Agri-Resources Ltd.	107,120	19,422
Jardine Cycle & Carriage Ltd.	2,863	22,351
Keppel Corp. Ltd.	26,000	85,900
Neptune Orient Lines Ltd.	8,000	6,218
Noble Group Ltd.	28,400	22,230
Olam International Ltd.	21,798	20,998
Oversea-Chinese Banking Corp.	49,840	158,888
Parkway Holdings Ltd.	15,400	11,762
Sembcorp Industries Ltd.	18,220	28,259
Sembcorp Marine Ltd.	21,800	25,955
Singapore Airlines Ltd.	10,267	67,708
Singapore Exchange Ltd.	17,000	57,122
Singapore Press Holdings Ltd.	30,000	49,920
Singapore Technologies Engineering Ltd.	30,000	48,605

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Singapore Telecommunications Ltd.	152,450	$254,114
United Overseas Bank Ltd.	24,392	156,457
UOL Group Ltd.	5,639	6,950
Wilmar International Ltd.	16,000	33,479

		1,542,003

Spain (4.24%)
Abertis Infraestructuras SA	5,518	86,241
Acciona SA	589	60,586
Acerinox SA	3,080	35,876
ACS Actividades de Construccion y Servicios SA	3,721	154,340
Banco Bilbao Vizcaya Argentaria SA	68,212	553,661
Banco de Sabadell SA	18,608	93,394
Banco de Valencia SA	3,999	33,176
Banco Popular Espanol SA	15,675	99,226
Banco Santander SA (Madrid)	156,547	1,079,358
Bankinter SA	5,209	55,114
Cintra Concesiones de Infraestructuras de Transporte SA	4,197	18,775
Criteria Caixacorp SA	17,157	55,329
Enagas	3,281	46,457
Fomento de Construcciones y Contratas SA	821	25,125
Gamesa Corp Tecnologica SA	3,697	47,420
Gas Natural SDG SA	2,248	30,782
Gas Natural SDG SA Interim (b) (c)	2,248	30,733
Gestevision Telecinco SA	2,014	13,957
Grifols SA	2,522	36,324
Grupo Ferrovial SA	1,278	27,252
Iberdrola Renovables (b)	15,620	64,694
Iberdrola SA	67,834	475,856
Iberia Lineas Aereas de Espana SA	8,355	17,522
Inditex SA	4,226	164,683
Indra Sistemas SA	2,042	39,374
Mapfre SA	13,771	30,155
Mapfre SA Rights (b)	13,771	183
Red Electrica Corporacion SA	2,126	83,052
Repsol YPF SA	14,275	246,315
Sacyr Vallehermoso SA	1,823	14,042
Telefonica SA	81,123	1,617,699
Union Fenosa SA	7,254	173,337
Zardoya Otis SA	2,354	43,032

		5,553,070

Sweden (2.20%)
Alfa Laval AB	7,008	53,006
ASSA ABLOY AB Class B	6,742	63,092
Atlas Copco AB Class A	13,012	97,704
Atlas Copco AB Class B	6,442	43,853
Electrolux AB Series B	5,534	43,313
Ericsson LM Class B	56,797	459,214

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Getinge AB Class B	4,151	$40,202
Hennes & Mauritz AB (H&M) B Shares	9,848	369,203
Holmen AB Class B	780	12,961
Husqvarna AB Class B	5,534	22,356
Husqvarna AB Class B New (b)	2,767	11,109
Investor AB B Shares	9,226	116,665
Lundin Petroleum AB (b)	3,010	16,312
Millicom International Cellular SA	1,300	48,661
Modern Times Group MTG AB Class B	727	12,383
Nordea Bank AB	39,042	194,263
Nordea Bank AB Rights (b)	454,762	52,008
Sandvik AB	20,614	118,086
Scania AB Class B	6,576	53,517
Securitas AB Class B	6,632	48,407
Skandinaviska Enskilda Banken (b)	21,610	66,780
Skandinaviska Enskilda Banken AB Class A	9,823	30,847
Skanska AB Class B	8,198	70,761
SKF AB B Shares	7,379	63,873
SSAB Svenskt Stal AB Series A	4,187	35,594
SSAB Svenskt Stal AB Series B	2,051	16,244
Svenska Cellulosa AB B Shares	11,099	84,238
Svenska Handelsbanken AB A Shares	9,103	128,634
Swedbank AB - A Shares	5,400	17,991
Swedish Match AB	5,242	75,815
Tele2 AB Class B	6,180	52,097
TeliaSonera AB	43,014	206,885
Volvo AB A Shares	6,300	33,497
Volvo AB B Shares	22,350	118,595

		2,878,166

Switzerland (8.02%)
ABB Ltd. Reg. (b)	42,151	587,870
Actelion Ltd. Reg. (b)	1,720	78,494
Adecco SA Reg.	2,572	80,376
Aryzta AG (Dublin) (b)	692	16,167
Aryzta AG (Swiss) (b)	739	17,648
Baloise Holding AG Reg.	1,017	64,999
BKW FMB Energie AG	259	18,642
Compagnie Financiere Richemont SA Class A	10,357	161,709
Credit Suisse Group AG Reg.	20,466	623,148
EFG International AG	665	4,952
Geberit AG Reg. (b)	780	70,071
Givaudan SA Reg.	129	66,769
Holcim Ltd.	3,852	137,203
Julius Baer Holding AG Reg.	4,170	102,460
Kuehne & Nagel International AG Reg.	1,139	66,460
Lindt & Spruengli AG	14	18,728
Lindt & Spruengli AG Reg.	2	32,494
Logitech International SA (b)	3,067	31,737
Lonza Group AG Reg.	919	90,799

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Nestle SA	73,449	$2,481,428
Nobel Biocare Holding AG Reg.	2,315	39,514
Novartis AG	45,581	1,724,492
Pargesa Holding SA	481	25,522
Roche Holding AG	13,460	1,847,387
Schindler Holding AG	932	44,010
SGS SA	96	100,746
Sonova Holding AG Reg.	966	58,303
Straumann Holding AG	119	18,425
Sulzer AG Reg. (b)	640	33,026
Swiss Life Holding AG Reg. (b)	673	46,410
Swiss Reinsurance	6,872	112,278
Swisscom AG	466	130,842
Syngenta AG Reg.	1,889	379,713
Synthes Inc.	1,150	128,110
The Swatch Group AG Class B	663	79,964
The Swatch Group AG Reg. (b)	1,009	24,652
UBS AG Reg. (b)	56,181	526,711
Zurich Financial Services AG Reg.	2,723	430,352

		10,502,611

United Kingdom (20.27%)
3i Group PLC	7,767	30,236
Admiral Group PLC	3,507	42,903
AMEC PLC	7,003	53,479
Anglo American PLC	25,503	434,282
Antofagasta PLC	7,711	55,802
Associated British Foods PLC	7,001	64,262
AstraZeneca PLC	27,723	981,810
Autonomy Corp. PLC (b)	3,988	74,454
Aviva PLC	52,724	163,497
BAE Systems PLC (d)	68,316	327,652
Balfour Beatty PLC	10,496	49,220
Barclays PLC	161,586	343,067
BG Group PLC	64,287	969,735
BHP Billiton PLC	42,281	834,020
BP PLC	358,784	2,405,785
British Airways PLC	11,408	22,969
British American Tobacco PLC	36,337	839,417
British Land Co. PLC	17,951	92,753
British Sky Broadcasting Group PLC	22,072	136,994
BT Group PLC	153,338	171,073
Bunzl PLC	6,336	49,624
Burberry Group PLC	9,133	36,836
Cable & Wireless PLC	47,442	94,875
Cadbury PLC	26,050	196,495
Cairn Energy PLC (b)	2,615	81,526
Capita Group PLC	12,147	118,140
Carnival PLC	3,475	78,921
Carphone Warehouse Group PLC	6,679	11,981
Centrica PLC	97,728	319,016
Cobham PLC	20,365	50,122

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Compass Group PLC	35,366	$161,736
Daily Mail & General Trust Class A NV	5,336	17,864
Diageo PLC	47,928	535,205
Drax Group PLC	6,448	47,764
Eurasian Natural Resources Corp.	6,237	40,359
Experian PLC	19,856	124,159
FirstGroup PLC	10,020	38,439
Friends Provident PLC	45,366	44,984
G4S PLC	24,429	67,880
GlaxoSmithKline PLC	99,571	1,550,789
Hammerson PLC	15,029	54,834
Hays PLC	30,718	32,053
Home Retail Group PLC	17,524	56,423
HSBC Holdings PLC FPR (b)(c)	96,627	547,649
HSBC Holdings PLC	231,904	1,291,143
ICAP PLC	10,458	45,542
IMI PLC	5,962	23,184
Imperial Tobacco Group PLC	19,803	444,744
InterContinental Hotels Group PLC	6,063	46,002
International Power PLC	30,916	93,366
Invensys PLC (b)	17,305	41,203
Investec PLC	7,093	29,699
ITV PLC	77,395	21,080
J Sainsbury PLC	20,729	92,913
Johnson Matthey PLC	4,480	67,731
Kazakhmys PLC	3,786	20,190
Kingfisher PLC	45,735	98,034
Ladbrokes PLC	11,348	29,791
Land Securities Group PLC	15,694	98,341
Legal & General Group PLC	124,394	76,589
Liberty International PLC	5,151	28,732
Lloyds TSB Group PLC	193,627	196,038
Logica PLC	30,231	27,561
London Stock Exchange Group PLC	3,342	27,022
London Stock Exchange Group PLC Deferred Shares (b)(c)	3,964	0
Lonmin PLC	2,577	52,682
Man Group PLC	32,423	101,607
Marks & Spencer Group PLC	31,416	133,191
Meggitt PLC	13,065	24,044
National Grid PLC	46,520	357,297
Next PLC	3,841	72,888
Old Mutual PLC	103,153	76,794
Pearson PLC	15,677	157,653
Prudential PLC	49,404	239,506
Reckitt Benckiser Group PLC	11,535	432,790
Reed Elsevier PLC	21,852	156,680
Rexam PLC	12,872	49,742
Rio Tinto PLC	19,337	649,300
Rolls-Royce Group PLC (b)	36,961	155,694
Royal Bank of Scotland Group PLC (b)	361,075	127,263

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Royal Bank of Scotland Group PLC Sub Shares (b)(c)	154,746	$0
Royal Dutch Shell PLC Class A	67,927	1,527,052
Royal Dutch Shell PLC Class B	51,646	1,123,552
RSA Insurance Group PLC	62,887	117,270
SABMiller PLC	17,326	257,615
Sage Group PLC	27,438	66,495
Schroders PLC	1,750	19,838
Scottish & Southern Energy PLC	17,264	274,325
Segro PLC	7,972	2,598
Segro PLC NPR (b)	95,664	6,589
Serco Group PLC	10,387	54,427
Severn Trent PLC	4,312	61,195
Shire Ltd.	10,738	131,499
Smith & Nephew PLC	17,226	107,222
Smiths Group PLC	8,052	77,215
Stagecoach Group PLC	11,526	19,800
Standard Chartered PLC	36,233	449,917
Standard Life PLC	43,440	103,455
Tate & Lyle PLC	8,919	33,269
Tesco PLC	152,296	727,633
The Berkeley Group Holdings PLC (b)	1,551	19,721
Thomas Cook Group PLC	8,460	29,133
Thomson Reuters PLC	3,564	79,584
Tomkins PLC	15,729	27,291
Tui Travel PLC	8,842	29,016
Tullow Oil PLC	15,100	173,613
Unilever PLC	24,863	470,153
United Business Media Ltd.	4,270	26,056
United Utilities Group PLC	14,296	99,093
United Utilities Group PLC Deferred Shares (b)(c)	18,501	0
Vedanta Resources PLC	2,857	27,698
Vodafone Group PLC	1,005,237	1,752,587
Whitbread PLC	3,892	43,954
William Morrison Supermarkets PLC	45,342	166,005
Wolseley PLC (b)	13,638	45,023
WPP PLC	21,338	120,001
Xstrata PLC	36,523	244,995

		26,552,009

Total Common Stocks
(cost $185,444,480)		129,021,277

Preferred Stocks (0.33%) (a)
Germany (0.32%)
Bayerische Moteren Werke (BMW) AG PFD	800	13,747
Fresenius SE PFD	1,512	69,168
Henkel AG & Co. KGaA	3,521	95,711
Porsche Automobil Holding SE PFD	1,700	79,642

	Shares	Value
Preferred Stocks (Cont.)
Germany (Cont.)
RWE AG-Non Voting PFD	640	$39,718
Volkswagen AG PFD	2,088	119,900

		417,886

Italy (0.01%)
Unipol Gruppo Finanziario SpA	16,596	9,834

Total Preferred Stocks
(cost $588,229)		427,720

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Principal amount	Value
Repurchase Agreement (0.28%)
State Street Bank & Trust Co. Repurchase Agreement, (d) 0.050%, agreement date 03/31/2009, to be repurchased at $370,795 on 04/01/2009	$370,795	$370,795

Total Repurchase Agreement
(cost $370,795)		370,795

TOTAL INVESTMENTS (99.10%)
(cost $186,403,504)		129,819,792
CASH (e) AND OTHER ASSETS, NET
OF LIABILITIES (0.90%)		1,176,134

NET ASSETS (100.00%)		$130,995,926

(a)	The Fund used values provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 4.701%, a maturity date of September 1, 2033, and a market value of $378,991 as of March 31, 2009.

(e)	At March 31, 2009, cash has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

FDR - Fiduciary Depository Receipts

INTERNATIONAL INDEX FUND FOREIGN

CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$42,089,904	32.42%
Japanese Yen	31,809,936	24.50
British Pound	26,552,009	20.45
Swiss Franc	10,486,444	8.08
Australian Dollar	8,864,748	6.83
Hong Kong Dollar	2,988,200	2.30
Swedish Krona	2,878,166	2.22
Singapore Dollar	1,542,003	1.19
Danish Krone	1,130,850	0.87
Norwegian Krone	970,573	0.75
United States Dollar	370,795	0.28
New Zealand Dollar	136,164	0.11

Total Investments	$129,819,792	100.00%

INTERNATIONAL INDEX FUND
SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$27,666,626	21.13%
Industrials	14,857,199	11.34
Consumer Staples	13,480,200	10.29
Consumer Discretionary	13,238,326	10.11
Health Care	12,248,511	9.35
Energy	12,037,154	9.19
Materials	11,245,949	8.58
Utilities	8,975,208	6.85
Telecommunication Services	8,704,508	6.64
Information Technology	6,995,316	5.34

Total Stocks	129,448,997	98.82
Repurchase Agreement	370,795	0.28
Cash and Other Assets, Net of Liabilities	1,176,134	0.90

Net Assets	$130,995,926	100.00%

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

	Shares	Value
Registered Investment Companies (99.68%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (43.62%) (a)	5,243,480	$54,374,887
State Farm Mutual Fund Trust Equity Fund Institutional Shares (56.06%) (a)	18,009,090	69,875,268

Total Registered Investment Companies (cost $187,825,763)		124,250,155

TOTAL INVESTMENTS (99.68%) (cost $187,825,763)		124,250,155
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.32%)		394,824

NET ASSETS (100.00%)		$124,644,979

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (60.01%)
Aerospace/Defense (0.35%)
General Dynamics Corp.
4.250%, 05/15/2013	$1,000,000	$1,035,089

Agriculture, Foods, & Beverage (5.01%)
Kraft Foods Inc.
4.125%, 11/12/2009	1,000,000	1,010,500
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	991,250
ConAgra Inc.
7.875%, 09/15/2010	333,000	351,527
Kellogg Co.
6.600%, 04/01/2011	500,000	534,893
PepsiAmericas Inc.
5.625%, 05/31/2011	500,000	510,146
Hershey Co.
5.300%, 09/01/2011	500,000	530,670
General Mills Inc.
6.000%, 02/15/2012	500,000	527,033
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	1,072,459
PepsiAmericas Inc.
5.750%, 07/31/2012	500,000	518,003
Bottling Group LLC
4.625%, 11/15/2012	500,000	516,450
Kellogg Co.
5.125%, 12/03/2012	500,000	528,324
Kraft Foods Inc.
6.000%, 02/11/2013	500,000	526,745
Pepsico Inc.
4.650%, 02/15/2013	500,000	530,787
HJ Heinz Co.
5.350%, 07/15/2013	1,000,000	1,031,529
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	469,877
Hershey Co.
5.450%, 09/01/2016	500,000	502,203
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,028,273
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	467,025
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,136,416
Kraft Foods Inc.
6.125%, 02/01/2018	500,000	501,130
Pepsico Inc.
7.900%, 11/01/2018	500,000	614,328

		14,899,568

	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (0.15%)
Daimler Chrysler North America
6.500%, 11/15/2013	$500,000	$453,027

Banks (4.19%)
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	1,000,320
Bank of America Corp.
4.250%, 10/01/2010	1,000,000	952,534
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	494,187
Bank of New York Mellon Corp.
4.950%, 01/14/2011	1,000,000	1,025,040
Wachovia Corp.
5.350%, 03/15/2011	500,000	485,493
Charter One Bank FSB
5.500%, 04/26/2011	1,000,000	963,562
Royal Bank of Canada
5.650%, 07/20/2011	500,000	532,757
Barclays Bank PLC
5.450%, 09/12/2012	1,000,000	1,012,443
Deutsche Bank AG London
5.375%, 10/12/2012	500,000	507,144
SunTrust Banks Inc.
5.250%, 11/05/2012	500,000	486,020
Wachovia Corp.
5.700%, 08/01/2013	500,000	467,238
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	492,247
US Bank NA
4.950%, 10/30/2014	500,000	486,742
Fifth Third Bank
4.750%, 02/01/2015	500,000	404,414
SunTrust Banks Inc.
5.000%, 09/01/2015	500,000	445,780
Wachovia Bank NA
5.600%, 03/15/2016	500,000	422,509
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	425,760
Wachovia Corp.
5.750%, 06/15/2017	500,000	446,201
Deutsche Bank AG London
6.000%, 09/01/2017	1,000,000	966,238
Suntrust Banks Inc.
6.000%, 09/11/2017	500,000	444,060

		12,460,689

Building Materials & Construction (1.60%)
Lafarge SA
6.150%, 07/15/2011	500,000	440,000
CRH America Inc.
5.625%, 09/30/2011	500,000	438,856

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Building Materials & Construction (Cont.)
Cooper Industries Inc.
5.250%, 11/15/2012	$1,000,000	$1,028,938
Hanson Australia Funding
5.250%, 03/15/2013	500,000	220,000
Leggett & Platt Inc.
4.700%, 04/01/2013	500,000	449,724
CRH America Inc.
5.300%, 10/15/2013	1,000,000	761,254
Masco Corp.
4.800%, 06/15/2015	500,000	322,212
Hanson PLC
6.125%, 08/15/2016	1,000,000	430,000
CRH America Inc.
6.000%, 09/30/2016	500,000	352,550
Masco Corp.
5.850%, 03/15/2017	500,000	312,745

		4,756,279

Chemicals (1.93%)
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	1,000,491
E.I. du Pont de Nemours and Co.
5.000%, 01/15/2013	500,000	520,722
4.125%, 03/06/2013	500,000	500,905
Rohm & Haas Co.
5.600%, 03/15/2013	500,000	468,108
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	500,000	507,394
Praxair Inc.
5.375%, 11/01/2016	1,000,000	984,049
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	415,370
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	502,063
PPG Industries Inc.
7.400%, 08/15/2019	500,000	515,578
The Dow Chemical Co.
7.375%, 11/01/2029	500,000	322,349

		5,737,029

Commercial Service/Supply (1.38%)
RR Donnelley & Sons Co.
4.950%, 05/15/2010	500,000	478,171
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	504,171
RR Donnelley & Sons Co.
5.625%, 01/15/2012	500,000	413,373
Pitney Bowes Inc.
4.625%, 10/01/2012	500,000	507,916
RR Donnelley & Sons Co.
4.950%, 04/01/2014	1,000,000	750,321

	Principal amount	Value
Corporate Bonds (Cont.)
Commercial Service/Supply (Cont.)
Pitney Bowes Inc.
4.875%, 08/15/2014	$500,000	$506,034
5.750%, 09/15/2017	500,000	498,660
Cintas Corp. No. 2
6.125%, 12/01/2017	500,000	452,581

		4,111,227

Computers (0.71%)
International Business Machines Corp.
4.250%, 09/15/2009	500,000	504,247
4.950%, 03/22/2011	500,000	525,855
6.500%, 10/15/2013	500,000	553,094
5.700%, 09/14/2017	500,000	517,936

		2,101,132

Consumer & Marketing (3.19%)
Clorox Co.
4.200%, 01/15/2010	500,000	503,465
Newell Rubbermaid Inc.
4.000%, 05/01/2010	500,000	482,173
Avon Products Inc.
5.125%, 01/15/2011	500,000	513,678
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	902,898
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	471,538
Clorox Co.
5.450%, 10/15/2012	1,000,000	1,028,886
Avery Dennison Corp.
4.875%, 01/15/2013	500,000	471,302
The Procter & Gamble Co.
4.950%, 08/15/2014	1,000,000	1,079,940
Clorox Co.
5.000%, 01/15/2015	500,000	496,921
Black & Decker Corp.
5.750%, 11/15/2016	500,000	449,814
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	944,340
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	538,244
Danaher Corp.
5.625%, 01/15/2018	500,000	513,368
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,088,741

		9,485,308

Electronic/Electrical Manufacturing (0.97%)
Emerson Electric Co.
7.125%, 08/15/2010	315,000	333,055
General Electric Co.
5.000%, 02/01/2013	500,000	500,056

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
Public Service of Colorado
4.875%, 03/01/2013	$500,000	$514,255
Emerson Electric Co.
4.500%, 05/01/2013	500,000	510,628
4.750%, 10/15/2015	1,000,000	1,017,869

		2,875,863

Financial Services (4.90%)
Caterpillar Financial Services Corp.
4.500%, 06/15/2009	500,000	500,629
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	989,824
Citigroup Inc.
4.125%, 02/22/2010	1,000,000	965,208
SLM Corp.
4.500%, 07/26/2010	1,000,000	750,000
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	1,021,020
General Electric Capital Corp.
4.875%, 10/21/2010	1,000,000	994,035
American Express Credit
5.000%, 12/02/2010	1,000,000	955,254
Household Finance Corp.
5.250%, 01/14/2011	500,000	428,623
SLM Corp.
5.450%, 04/25/2011	500,000	319,850
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	516,085
American Express Co.
5.250%, 09/12/2011	500,000	470,057
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	722,896
HSBC Finance Corp.
5.250%, 01/15/2014	500,000	397,550
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	491,024
Citigroup Inc.
5.125%, 05/05/2014	500,000	426,086
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	443,807
Verizon Global Funding Corp.
4.900%, 09/15/2015	500,000	477,711
Citigroup Inc.
5.300%, 01/07/2016	500,000	386,411
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	467,786
General Electric Capital Corp.
5.400%, 02/15/2017	500,000	437,615
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	434,421
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,000,000	937,376

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
ProLogis
6.625%, 05/15/2018	$500,000	$253,452
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	786,082

		14,572,802

Forest Products & Paper (0.42%)
MeadWestvaco Corp.
6.850%, 04/01/2012	500,000	481,071
International Paper Co.
5.250%, 04/01/2016	500,000	329,405
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	435,061

		1,245,537

Health Care (6.78%)
Amgen Inc.
4.000%, 11/18/2009	500,000	506,395
Genentech Inc.
4.400%, 07/15/2010	1,000,000	1,014,372
Medtronic Inc.
4.375%, 09/15/2010	500,000	510,255
Abbott Laboratories
5.600%, 05/15/2011	750,000	804,179
Johnson & Johnson
5.150%, 08/15/2012	500,000	548,020
AstraZeneca PLC
5.400%, 09/15/2012	500,000	532,655
Merck & Co. Inc.
4.375%, 02/15/2013	500,000	523,209
Wyeth
5.500%, 03/15/2013	500,000	520,574
Becton Dickinson & Co.
4.550%, 04/15/2013	500,000	511,452
Johnson & Johnson
3.800%, 05/15/2013	1,000,000	1,046,540
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	1,051,019
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,042,989
GlaxoSmithKline
4.375%, 04/15/2014	1,000,000	1,015,231
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,081,203
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	915,000
Amgen Inc.
4.850%, 11/18/2014	500,000	512,477
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	518,974
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	1,016,783

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Medtronic Inc.
4.750%, 09/15/2015	$500,000	$497,847
Abbott Laboratories
5.875%, 05/15/2016	750,000	804,339
Baxter International Inc.
5.900%, 09/01/2016	500,000	527,641
Eli Lilly & Co.
5.200%, 03/15/2017	2,000,000	2,063,918
Wyeth
5.450%, 04/01/2017	500,000	500,319
Amgen Inc.
5.850%, 06/01/2017	500,000	512,000
Johnson & Johnson
5.550%, 08/15/2017	500,000	556,878
AstraZeneca PLC
5.900%, 09/15/2017	500,000	529,418
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	515,471

		20,179,158

Machinery & Manufacturing (5.09%)
3M Co.
5.125%, 11/06/2009	2,000,000	2,050,580
United Technologies Corp.
4.375%, 05/01/2010	500,000	512,715
Deere & Co.
7.850%, 05/15/2010	500,000	519,717
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	968,829
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	458,103
Covidien International
5.450%, 10/15/2012	500,000	513,574
Goodrich Corp.
7.625%, 12/15/2012	500,000	545,684
Parker Hannifin Corp.
4.875%, 02/15/2013	500,000	507,051
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	500,000	529,009
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	615,037
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	1,047,861
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	906,179
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	477,343
Dover Corp.
4.875%, 10/15/2015	1,000,000	1,016,383
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	1,028,986

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Caterpillar Inc.
5.700%, 08/15/2016	$500,000	$486,529
Eaton Corp.
5.300%, 03/15/2017	1,000,000	939,732
Honeywell International Inc.
5.300%, 03/15/2017	500,000	508,946
Cooper U.S. Inc.
6.100%, 07/01/2017	500,000	490,758
Covidien International
6.000%, 10/15/2017	500,000	507,113
United Technologies Corp.
5.375%, 12/15/2017	500,000	511,892

		15,142,021

Media & Broadcasting (1.69%)
Knight-Ridder Inc.
9.875%, 04/15/2009	11,000	9,900
New York Times Co.
4.500%, 03/15/2010	500,000	498,799
Gannett Co.
5.750%, 06/01/2011	1,000,000	672,192
The Walt Disney Co.
5.700%, 07/15/2011	1,000,000	1,070,698
Thomson Corp.
5.700%, 10/01/2014	1,000,000	991,740
New York Times Co.
5.000%, 03/15/2015	500,000	321,769
The Walt Disney Co.
5.625%, 09/15/2016	1,000,000	1,043,330
McGraw-Hill Companies Inc.
5.900%, 11/15/2017	500,000	437,214

		5,045,642

Mining & Metals (1.51%)
BHP Billiton Finance Ltd.
5.000%, 12/15/2010	500,000	510,967
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	508,409
BHP Finance USA
4.800%, 04/15/2013	500,000	488,114
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	930,923
Alcan Inc.
5.000%, 06/01/2015	1,000,000	794,416
Alcoa Inc.
5.550%, 02/01/2017	500,000	330,812
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	478,521
Alcoa Inc.
5.870%, 02/23/2022	750,000	454,133

		4,496,295

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (3.50%)
BP Capital Markets PLC
4.875%, 03/15/2010	$1,000,000	$1,030,907
Phillips Petroleum Co.
8.750%, 05/25/2010	500,000	534,729
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,607,640
Marathon Oil Corp.
6.125%, 03/15/2012	500,000	505,298
ConocoPhillips Canada
5.300%, 04/15/2012	500,000	523,406
National Fuel Gas Co.
5.250%, 03/01/2013	500,000	478,937
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,000,000	861,280
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	517,793
Apache Corp.
5.625%, 01/15/2017	500,000	512,001
Shell International Finance
5.200%, 03/22/2017	500,000	519,616
Canadian National Resources
5.700%, 05/15/2017	500,000	445,800
Weatherford International Inc.
6.350%, 06/15/2017	500,000	428,370
EOG Resources Inc.
5.875%, 09/15/2017	500,000	506,253
Husky Energy Inc.
6.200%, 09/15/2017	500,000	453,260
Encana Corp.
5.900%, 12/01/2017	500,000	471,914
Chevron Corp.
4.950%, 03/03/2019	1,000,000	1,021,984

		10,419,188

Retailers (4.65%)
CVS Corp.
4.000%, 09/15/2009	1,000,000	1,001,216
Home Depot Inc.
3.750%, 09/15/2009	1,000,000	1,000,333
Wal-Mart Stores Inc.
4.125%, 07/01/2010	1,000,000	1,031,385
Home Depot Inc.
4.625%, 08/15/2010	500,000	501,014
Safeway Inc.
4.950%, 08/16/2010	500,000	509,426
Albertson’s Inc.
7.500%, 02/15/2011	500,000	495,625
Home Depot Inc.
5.200%, 03/01/2011	500,000	502,864
CVS Corp.
5.750%, 08/15/2011	500,000	524,419

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Costco Wholesale Corp.
5.300%, 03/15/2012	$1,000,000	$1,066,682
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	527,251
Wal-Mart Stores Inc.
4.550%, 05/01/2013	1,000,000	1,062,061
McDonald’s Corp.
4.125%, 06/01/2013	1,000,000	1,027,223
Walgreen Co.
4.875%, 08/01/2013	500,000	529,838
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,016,246
Target Corp.
5.875%, 07/15/2016	1,000,000	1,037,401
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	502,253
McDonald’s Corp.
5.300%, 03/15/2017	500,000	523,961
Target Corp.
5.375%, 05/01/2017	500,000	493,118
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	487,581

		13,839,897

Telecom & Telecom Equipment (2.59%)
Vodafone Group PLC
7.750%, 02/15/2010	500,000	518,791
Deutsche Telekom International Finance
8.500%, 06/15/2010	500,000	522,292
Verizon Communications
5.350%, 02/15/2011	1,000,000	1,022,950
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	1,057,299
Vodafone Group PLC
5.500%, 06/15/2011	500,000	517,661
Telstra Corp. Ltd.
6.375%, 04/01/2012	500,000	509,472
Alltel Corp.
7.000%, 07/01/2012	500,000	520,777
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	1,035,498
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,005,716
SBC Communications Inc.
5.625%, 06/15/2016	1,000,000	1,002,193

		7,712,649

Utilities & Energy (9.40%)
Duke Energy Corp.
4.500%, 04/01/2010	500,000	506,959
Progress Energy Florida
4.500%, 06/01/2010	500,000	509,581

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Commonwealth Edison Co.
4.740%, 08/15/2010	$500,000	$494,979
Puget Sound Energy Inc.
7.690%, 02/01/2011	500,000	523,264
Reliant Energy
7.750%, 02/15/2011	500,000	508,064
Appalachian Power Co.
5.550%, 04/01/2011	500,000	499,924
Commonwealth Edison Co.
5.400%, 12/15/2011	500,000	501,101
Oncor Electric Delivery
6.375%, 05/01/2012	500,000	494,451
Tampa Electric Co.
6.875%, 06/15/2012	500,000	517,232
Appalachian Power Co.
5.650%, 08/15/2012	500,000	498,028
Northern States Power Co.
8.000%, 08/28/2012	500,000	560,095
Southern California Gas
4.800%, 10/01/2012	500,000	510,829
Georgia Power Co.
5.125%, 11/15/2012	200,000	207,307
Virginia Electric & Power
5.100%, 11/30/2012	500,000	512,052
MidAmerican Energy Co.
5.125%, 01/15/2013	1,000,000	1,012,152
Florida Power Corp.
4.800%, 03/01/2013	500,000	511,097
Peoples Gas Light & Coke Co.
4.625%, 05/01/2013	500,000	481,051
Wisconsin Electric Power
4.500%, 05/15/2013	1,000,000	1,008,256
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	491,849
PSI Energy
5.000%, 09/15/2013	1,000,000	998,868
NSTAR Electric Co.
4.875%, 04/15/2014	1,000,000	1,042,855
Union Electric Co.
5.500%, 05/15/2014	500,000	481,935
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	889,193
Union Electric Co.
4.750%, 04/01/2015	500,000	450,538
Commonwealth Edison Co.
4.700%, 04/15/2015	500,000	457,151
Southwestern Electric Power
5.375%, 04/15/2015	500,000	462,034
San Diego Gas & Electric
5.300%, 11/15/2015	500,000	508,727
Consolidated Edison Co. NY
5.375%, 12/15/2015	1,000,000	991,001

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Virginia Electric & Power
5.400%, 01/15/2016	$500,000	$506,011
Ohio Power Co.
6.000%, 06/01/2016	500,000	480,678
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	478,818
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	444,604
Consolidated Edison Co. NY
5.300%, 12/01/2016	500,000	485,091
Georgia Power Co.
5.700%, 06/01/2017	500,000	516,885
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	938,530
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	448,618
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	926,926
Union Electric Co.
6.400%, 06/15/2017	500,000	480,373
Florida Power Corp.
5.800%, 09/15/2017	500,000	526,011
Virginia Electric & Power
5.950%, 09/15/2017	500,000	520,646
NSTAR Electric Co.
5.625%, 11/15/2017	500,000	525,703
Pacific Gas & Electric
5.625%, 11/30/2017	500,000	506,417
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	403,878
Southern California Gas
5.450%, 04/15/2018	500,000	516,698
Pacificorp
5.650%, 07/15/2018	500,000	516,879
Pacific Gas & Electric
8.250%, 10/15/2018	500,000	589,293
San Diego Gas & Electric
6.000%, 06/01/2026	500,000	509,639
Northern States Power Co.
6.200%, 07/01/2037	1,000,000	1,031,098

		27,983,369

Total Corporate Bonds
(cost $183,055,073)		178,551,769

Taxable Municipal Bonds (0.34%)
Illinois State
3.850%, 06/01/2013	1,000,000	1,014,850

Total Taxable Municipal Bonds
(cost $999,075)		1,014,850

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Principal amount	Value
Commercial Mortgage-Backed Securities (2.65%)
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4
4.367%, 03/15/2036	$2,000,000	$1,557,252
Morgan Stanley Capital Series 2006-T23 Class A4
5.811%, 08/12/2041	2,000,000	1,784,352
Bear Stearns Commercial Mortgage Securities Series 2007-T26 Class A4
5.471%, 01/12/2045	2,000,000	1,490,972
Morgan Stanley Capital Series 2004-T13 Class A4
4.660%, 09/13/2045	2,000,000	1,585,146
Morgan Stanley Capital Series 2007-T25 Class A3
5.514%, 11/12/2049	2,000,000	1,477,664

		7,895,386

Total Commercial Mortgage-Backed Securities
(cost $9,701,522)		7,895,386

Government Agency Securities (28.80%) (a)
Agency Notes & Bonds (6.57%)
Federal Home Loan Mortgage Corp.
6.625%, 09/15/2009	1,000,000	1,026,836
4.500%, 07/15/2013	1,500,000	1,635,654
5.300%, 05/12/2020	3,000,000	3,046,344
Federal National Mortgage Association
6.625%, 11/15/2010	1,000,000	1,086,021
4.375%, 09/15/2012	1,500,000	1,619,307
5.550%, 02/16/2017	5,000,000	5,171,945
5.500%, 05/10/2027	5,000,000	5,282,205
7.125%, 01/15/2030	500,000	687,019

		19,555,331

Mortgage-Backed Securities (22.23%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	483,387	505,029
5.000%, 09/01/2018	395,523	411,309
5.000%, 09/01/2018	365,928	382,311
5.500%, 11/01/2018	371,168	388,767
4.500%, 11/01/2018	875,891	907,167
5.000%, 01/01/2019	392,527	409,365
5.000%, 04/01/2019	411,121	428,757
4.500%, 05/01/2019	478,601	495,092
4.000%, 05/01/2019	532,293	543,571
5.500%, 06/01/2019	632,708	661,523

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
5.000%, 01/01/2020	$495,578	$516,836
5.500%, 04/01/2020	506,283	528,866
5.500%, 07/01/2020	1,025,792	1,072,508
6.000%, 07/01/2021	1,109,334	1,163,148
6.000%, 11/01/2028	59,836	63,140
6.500%, 06/01/2029	88,044	93,686
7.500%, 12/01/2030	3,281	3,577
7.000%, 07/01/2031	10,565	11,387
6.500%, 09/01/2031	16,298	17,322
6.000%, 11/01/2032	251,655	264,446
6.000%, 12/01/2032	115,327	121,189
5.500%, 05/01/2033	1,625,884	1,694,301
5.500%, 07/01/2033	1,175,441	1,224,903
5.000%, 08/01/2033	1,128,944	1,169,042
5.500%, 03/01/2034	513,878	534,859
5.000%, 04/01/2034	969,993	1,003,535
6.000%, 07/01/2034	1,305,611	1,369,527
5.000%, 05/01/2035	1,368,126	1,414,580
5.500%, 05/01/2035	1,310,517	1,362,797
4.500%, 08/01/2035	793,907	811,537
5.000%, 10/01/2035	1,217,201	1,258,531
6.500%, 08/01/2036	1,115,138	1,177,015
5.500%, 10/01/2037	1,654,777	1,718,888
6.000%, 01/01/2038	1,741,328	1,822,493
6.000%, 01/01/2038	827,903	866,492
Federal National Mortgage Association
6.000%, 09/01/2013	118,387	124,501
5.500%, 12/01/2016	91,728	96,364
5.500%, 01/01/2017	44,357	46,599
5.500%, 01/01/2017	346,090	363,582
6.500%, 01/01/2017	42,291	44,409
5.500%, 02/01/2017	317,849	333,914
5.000%, 03/01/2017	318,723	333,391
6.000%, 04/01/2017	50,731	53,414
5.500%, 01/01/2018	178,855	187,783
5.000%, 02/01/2018	416,701	435,878
5.000%, 05/01/2018	334,572	348,296
5.000%, 05/01/2018	661,537	691,362
5.000%, 05/01/2018	680,246	710,914
4.500%, 05/01/2018	819,078	849,349
4.500%, 05/01/2018	808,121	837,988
4.500%, 03/01/2019	487,931	505,931
5.500%, 10/01/2019	825,414	864,553
5.000%, 11/01/2019	892,246	930,241
4.500%, 12/01/2019	531,955	550,950
5.000%, 06/01/2020	874,697	910,305
4.500%, 09/01/2020	931,286	961,048
5.000%, 05/01/2021	1,278,054	1,329,683
5.500%, 05/01/2021	671,346	701,082
4.500%, 04/01/2023	928,740	957,353
7.500%, 09/01/2029	43,640	47,313
8.000%, 03/01/2030	12,074	13,126

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
6.500%, 05/01/2030	$78,993	$84,041
6.500%, 08/01/2031	21,943	23,317
7.000%, 08/01/2031	4,317	4,652
6.500%, 10/01/2031	51,137	54,341
6.000%, 11/01/2031	41,934	44,105
7.000%, 01/01/2032	61,183	65,931
6.000%, 03/01/2032	62,560	65,798
6.500%, 03/01/2032	30,031	31,913
6.500%, 04/01/2032	149,354	158,523
7.000%, 04/01/2032	54,922	59,151
6.500%, 05/01/2032	522,781	560,877
6.000%, 05/01/2032	53,693	56,405
6.500%, 06/01/2032	76,305	80,990
7.000%, 06/01/2032	100,168	107,880
7.000%, 06/01/2032	75,686	81,513
6.500%, 07/01/2032	157,969	167,667
6.000%, 08/01/2032	281,219	295,426
6.500%, 10/01/2032	308,249	327,174
5.500%, 10/01/2032	966,904	1,008,073
6.000%, 11/01/2032	310,946	326,654
6.000%, 01/01/2033	205,092	215,453
5.500%, 03/01/2033	315,355	328,683
5.500%, 03/01/2033	771,455	804,062
6.000%, 04/01/2033	417,452	438,279
5.000%, 05/01/2033	506,659	524,511
5.000%, 05/01/2033	584,521	605,116
5.000%, 08/01/2033	1,018,422	1,054,305
5.500%, 10/01/2033	770,776	803,354
5.000%, 03/01/2034	1,642,262	1,700,125
5.500%, 05/01/2034	1,025,433	1,067,492
6.000%, 07/01/2034	571,389	599,183
5.500%, 12/01/2034	1,355,132	1,410,714
5.500%, 04/01/2035	1,162,639	1,209,235
5.500%, 07/01/2035	1,600,192	1,664,325
5.000%, 07/01/2035	1,365,372	1,411,987
5.000%, 10/01/2035	1,077,713	1,114,507
5.000%, 11/01/2035	764,951	791,067
6.000%, 08/01/2036	1,853,146	1,938,945
6.000%, 12/01/2037	759,998	794,668
5.500%, 02/01/2038	1,714,235	1,780,966
Government National Mortgage Association
6.000%, 05/15/2017	185,444	195,717
6.500%, 06/15/2028	88,688	94,754
6.000%, 11/15/2028	92,265	97,133
6.500%, 03/15/2029	105,643	112,485
7.000%, 06/15/2029	51,455	55,311
7.500%, 08/20/2030	19,218	20,599
6.000%, 01/15/2032	51,319	54,011
5.500%, 10/15/2033	686,837	717,926
5.000%, 11/20/2033	925,226	961,447

	Shares or principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
6.000%, 12/20/2033	$298,718	$312,691

		66,130,307

Total Government Agency Securities
(cost $82,360,696)		85,685,638

U.S. Treasury Obligations (1.51%)
U.S. Treasury Bonds
7.500%, 11/15/2016	500,000	671,289
8.125%, 08/15/2019	750,000	1,087,500
6.250%, 08/15/2023	1,000,000	1,315,625
6.875%, 08/15/2025	1,000,000	1,433,438

Total U.S. Treasury Obligations
(cost $3,635,770)		4,507,852

Short-term Investments (5.70%)
JPMorgan U.S. Government Money Market Fund	6,946,362	6,946,362
Toyota Motor Credit Corp.
0.150%, 04/06/2009	10,000,000	9,999,792

Total Short-term Investments
(cost $16,946,154)		16,946,154

TOTAL INVESTMENTS (99.01%)
(cost $296,698,290)		294,601,649
OTHER ASSETS, NET OF LIABILITIES (0.99%)		2,948,900

NET ASSETS (100.00%)		$297,550,549

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (98.29%) (b)
Alabama (0.85%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A	5.000%	10/01/2022	A1		$1,000,000	$1,045,060

Arizona (2.84%)
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa3		885,000	892,230
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa3		1,000,000	1,107,570
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009)	5.000%	07/01/2023	Aa2		1,460,000	1,490,412

						3,490,212

California (13.74%)
Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds, 2001 Series A, Subseries A-1	5.250%	07/01/2015	Aa3		1,500,000	1,595,520
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	A2		900,000	926,685
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	Baa1	(c)	1,395,000	1,479,426
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	Baa1	(c)	450,000	476,100
State of California, General Obligation Bonds	5.250%	02/01/2019	A2		2,200,000	2,231,020
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A	5.000%	07/15/2020	A1		900,000	940,266
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	Baa1	(c)	560,000	558,886
State of California, Various Purpose General Obligation Bonds	5.000%	11/01/2022	A2		600,000	583,272
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa3		1,000,000	1,006,780
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2025	AA-		885,000	818,333
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A	5.000%	08/01/2025	Aa3		1,195,000	1,207,834
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	A2		1,300,000	1,281,644
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2026	AA-		930,000	841,166
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	Aa3		1,000,000	977,470
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C	5.500%	08/01/2029	Aa3		1,000,000	1,015,960
Santa Clara Unified School District, (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	5.000%	07/01/2030	AA		1,000,000	973,130

						16,913,492

Colorado (1.37%)
Arapahoe County Water & Wastewater Public Improvement District (In Arapahoe County, Colorado) General Obligation Project Bonds, Series 2002A	5.750%	12/01/2018	Baa1	(c)	1,320,000	1,417,403

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Con’t)
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2022	Aa2		$250,000 $	263,920

						1,681,323

Connecticut (0.24%)
Town of Clinton, Connecticut, General Obligation Bonds (Prerefunded to 01-15-2012 @ 100) (d)	5.000%	01/15/2021	A1		265,000	292,327

Delaware (2.36%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	A1		1,625,000	1,699,084
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	A1		1,170,000	1,203,345

						2,902,429

Florida (3.14%)
City of Palm Bay, Florida, Utility System Improvement Revenue Bonds, Series 2005A	5.000%	10/01/2026	A2		1,350,000	1,274,845
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	Baa1	(c)	1,000,000	870,360
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa2		1,700,000	1,721,114

						3,866,319

Georgia (1.68%)
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	A1		1,000,000	1,007,390
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Term Bonds, Series 2008	6.125%	09/01/2028	A2		1,000,000	1,064,270

						2,071,660

Hawaii (1.81%)
State of Hawaii, Highway Revenue Bonds, Series 2008	6.000%	01/01/2029	Aa3		2,000,000	2,226,060

Idaho (2.49%)
Joint School District Number 2 (Meridian) Ada and Canyon Counties, Idaho General Obligation School Bonds, Series 2002	5.125%	07/30/2019	AA-		500,000	531,085
Nampa School District Number 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.875%	08/15/2020	A		1,000,000	1,056,850
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.750%	08/01/2024	Aa2		1,430,000	1,471,541

						3,059,476

Illinois (0.85%)
State of Illinois, General Obligation Bonds, First Series of December 2000	5.750%	12/01/2017	Aa3		1,000,000	1,047,510

Indiana (1.53%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	01/10/2020	Baa1	(e)	1,310,000	1,366,094
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa		500,000	520,225

						1,886,319

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (1.85%)
Des Moines, Iowa, General Obligation Bonds, Series 2004D (Urban Renewal)	5.000%	06/01/2022	Aa2	$500,000	$507,465
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa)	4.750%	07/01/2028	Aa2	1,785,000	1,773,737

					2,281,202

Kansas (6.08%)
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	A2	730,000	759,777
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2020	Aa2	620,000	645,110
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds, Series 2001	4.800%	11/01/2020	Aaa	450,000	462,163
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	A2	245,000	252,472
Unified School District No. 512, Johnson County, Kansas (Shawnee Mission), General Obligation School Bonds, Series 2005-C	5.000%	10/01/2025	Aa1	1,000,000	1,023,120
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2027	Aaa	1,840,000	1,867,839
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2028	Aaa	2,460,000	2,478,475

					7,488,956

Louisiana (0.74%)
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	A1	900,000	907,038

Maine (0.82%)
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004	5.250%	07/01/2030	Aa3	1,000,000	1,004,920

Maryland (1.97%)
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,250,000	1,368,275
Washington Suburban Sanitary District, Maryland, Water Supply Bonds of 2005	5.000%	06/01/2023	Aaa	1,000,000	1,061,370

					2,429,645

Massachusetts (0.92%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (d)	5.250%	08/01/2020	Aa2	1,000,000	1,127,420

Michigan (0.83%)
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation—Unlimited Tax)	4.750%	05/01/2024	Aa2	1,000,000	1,026,970

Minnesota (2.16%)
Independent School District Number 181 (Brainerd), Minnesota, General Obligation School Building Bonds, Series 2002A	5.375%	02/01/2019	Aa2	2,500,000	2,664,550

Missouri (3.49%)
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	1,155,000	1,208,488
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2003	4.625%	02/01/2022	Aaa	1,000,000	1,022,680

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (Cont.)
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA		$1,000,000	$1,018,690
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA		1,000,000	1,045,800

						4,295,658

Montana (0.28%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	Aa2		315,000	342,578

Nebraska (2.69%)
City of Lincoln, Nebraska, Lincoln Electric System Revenue and Refunding Bonds, Series 2002	5.000%	09/01/2015	Aa2		1,595,000	1,724,020
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A	5.500%	02/01/2028	AA		1,500,000	1,585,785

						3,309,805

New Hampshire (1.76%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2021	Aa3		610,000	637,255
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2023	Aa3		980,000	1,014,084
New Hampshire Municipal Bond Bank, 2007 Series B Bonds	4.750%	08/15/2024	Aa3		500,000	510,360

						2,161,699

New Jersey (1.04%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	Baa1	(f)	1,300,000	1,282,294

New Mexico (0.81%)
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A	5.000%	07/01/2030	Aa2		1,000,000	1,002,860

New York (3.59%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2		1,300,000	1,381,575
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	Baa1	(g)	1,000,000	1,038,720
County of Suffolk, New York, Public Improvement Serial Bonds—2008 Series B	5.000%	11/01/2027	Aa3		1,000,000	1,035,370
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	Aa3		1,000,000	962,330

						4,417,995

North Carolina (1.25%)
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2002B	5.000%	07/01/2021	Aaa		1,000,000	1,047,770
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2026	Aa3		195,000	195,788
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2027	Aa3		300,000	298,890

						1,542,448

Ohio (1.49%)
City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds, Series J, 2001	5.375%	01/01/2016	Aa2		1,000,000	1,065,340

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	$750,000 $	768,368

					1,833,708

Oklahoma (2.01%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.750%	05/01/2026	Aa2	1,165,000	1,182,126
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aa1	400,000	415,428
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	910,000	873,809

					2,471,363

Oregon (8.28%)
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (d)	5.250%	06/15/2015	NR	1,000,000	1,124,400
Eagle Point School District Number 9, Jackson County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded to 06-15-2011 @ 100) (d)	5.625%	06/15/2017	Aa2	1,500,000	1,653,675
Reynolds School District Number 7, Multnomah County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded to 06-15-2011 @ 100) (d)	5.000%	06/15/2018	Aa2	2,000,000	2,175,460
Emerald People’s Utility District, Lane County, Oregon	5.250%	11/01/2021	Aa3	705,000	726,334
City of Portland, Oregon, Second Lien Sewer System, Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2022	Aa3	1,825,000	1,961,309
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa2	330,000	335,343
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa2	570,000	579,228
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A	5.750%	08/01/2024	Aa2	575,000	634,288
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A	5.750%	08/01/2029	Aa2	940,000	1,004,982

					10,195,019

Rhode Island (2.09%)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2004 A (Pooled Loan Issue)	4.750%	10/01/2022	Aaa	1,000,000	1,040,670
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2024	Aa3	1,000,000	1,015,060
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue)	4.750%	10/01/2025	Aaa	500,000	514,075

					2,569,805

South Carolina (2.96%)
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A	5.375%	01/01/2028	AA-	3,500,000	3,641,085

South Dakota (0.65%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2023	Aa3	800,000	800,216

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Tennessee (2.15%)
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	Aa2	$1,000,000	$1,041,890
State of Tennessee, General Obligation Bonds, 2007 Series A	4.500%	10/01/2025	Aa1	425,000	428,094
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2026	AA+	1,175,000	1,179,253

					2,649,237

Texas (4.47%)
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 02-01-2010 @ 100) (d)	5.750%	02/01/2015	Aa1	400,000	416,980
Fort Bend Independent School District, (Fort Bend County, Texas), Unlimited Tax School Building Bonds, Series 2000	5.250%	08/15/2017	AAA	2,550,000	2,636,241
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	A1	1,500,000	1,556,610
New Braunfels Independent School District, (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2029	AA-	900,000	893,223

					5,503,054

Utah (0.64%)
West Jordan Utah, General Obligation Bonds (Prerefunded to 04-01-2014 @ 100) (d)	5.250%	04/01/2022	NR	680,000	783,149

Virginia (3.38%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	1,000,000	1,124,760
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	520,000	537,930
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia	4.375%	01/15/2023	Aa2	1,550,000	1,584,534
Virginia Public School Authority, School Financing Bonds, (1997 Resolution) Series 2004 A	4.750%	08/01/2027	Aa1	900,000	910,503

					4,157,727

Washington (5.37%)
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	Aa1	2,000,000	2,080,720
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2026	Aa1	2,500,000	2,533,225
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2028	A1	680,000	675,859
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.125%	01/01/2029	A1	445,000	444,688
Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenue and Refunding Bonds, Series 2005B (Non-AMT)	5.000%	09/01/2030	Aa2	900,000	878,013

					6,612,505

Wisconsin (1.62%)
State of Wisconsin, General Obligation Bonds of 2000, Series D (Prerefunded to 05-01-2011 @ 100) (d)	5.300%	05/01/2018	Aa3	1,050,000	1,133,339

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Shares or principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
School District of Elbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds	5.000%	04/01/2028	Aa1	$850,000	$862,920

					1,996,259

Total Long-term Municipal Bonds
(cost $118,346,425)					120,981,352

Short-term Investments (0.72%)
JPMorgan Tax Free Money Market Fund				882,633	882,633

Total Short-term Investments
(cost $882,633)					882,633

TOTAL INVESTMENTS (99.01%)
(cost $119,229,058)					121,863,985
OTHER ASSETS, NET OF LIABILITIES (0.99%)					1,221,010

NET ASSETS (100.00%)					$123,084,995

(a)	Ratings are not audited and represent the lower of Moody’s or S&P ratings.

(b)	Long-term Municipal Bonds consisted of 7.20% Advanced Refund Bonds, 38.58% General Obligation Bonds and 54.22% Municipal Revenue Bonds.

(c)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s did not rate the underlying security. S&P rated the underlying security at AA-.

(d)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government Agency securities to ensure the timely payment of principal and interest.

(e)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s did not rate the underlying security. S&P rated the underlying security at AA+.

(f)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s rated the underlying security at Baa1. S&P did not rate the underlying security.

(g)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s did not rate the underlying security. S&P rated the underlying security at AA.

NR—Not Rated

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

	Principal amount	Value
Short-term Investments (99.85%)
Agriculture, Foods, & Beverage (4.10%)
Coca-Cola Co. (a)
0.350%, 05/05/2009	$2,000,000	$1,999,339
0.500%, 06/08/2009	7,500,000	7,492,917
0.550%, 07/07/2009	2,000,000	1,997,036

		11,489,292

Automotive (9.28%)
American Honda Finance Corp.
0.350%, 04/03/2009	3,000,000	2,999,942
0.500%, 04/08/2009	3,700,000	3,699,640
0.450%, 04/29/2009	2,800,000	2,799,020
Toyota Motor Credit Corp.
0.500%, 05/04/2009	500,000	499,771
0.500%, 05/05/2009	12,500,000	12,494,097
American Honda Finance Corp.
0.600%, 05/07/2009	500,000	499,700
0.650%, 05/28/2009	3,000,000	2,996,912

		25,989,082

Chemicals (4.58%)
Praxair Inc.
0.370%, 05/01/2009	1,000,000	999,692
0.450%, 05/11/2009	11,839,000	11,833,080

		12,832,772

Computers (0.18%)
Hewlett Packard Co. (a)
0.380%, 06/04/2009	500,000	499,662

Consumer & Marketing (1.00%)
The Procter & Gamble Co. (a)
0.350%, 06/05/2009	2,800,000	2,798,231

Electronic/Electrical Manufacturing (4.53%)
General Electric Co.
0.400%, 06/25/2009	12,700,000	12,688,006

Financial Services (10.46%)
Citigroup Funding (b)
0.350%, 04/01/2009	11,700,000	11,700,000
Chevron Funding Corp.
0.280%, 04/22/2009	2,600,000	2,599,575
Caterpillar Financial Services Corp.
0.400%, 06/18/2009	9,000,000	8,992,200
GE Capital TLGP (b)
0.420%, 06/18/2009	1,200,000	1,198,908
Caterpillar Financial Services Corp.
0.450%, 07/07/2009	4,800,000	4,794,180

		29,284,863

	Principal amount	Value
Short-term Investments (Cont.)
Government Agency Securities (42.29%) (c)
Federal Home Loan Bank
0.140%, 04/01/2009	$5,000,000	$5,000,000
0.355%, 04/13/2009	10,000,000	9,998,817
0.340%, 04/20/2009	5,000,000	4,999,103
0.320%, 05/01/2009	2,000,000	1,999,467
0.390%, 05/11/2009	1,500,000	1,499,350
0.410%, 05/13/2009	959,000	958,541
0.395% to 0.430%, 05/18/2009	5,500,000	5,497,072
0.350%, 05/29/2009	10,000,000	9,994,361
0.300%, 06/02/2009	8,500,000	8,495,608
0.330% to 0.450%, 06/05/2009	9,700,000	9,692,595
0.270%, 06/09/2009	6,480,000	6,476,647
0.260%, 06/15/2009	3,000,000	2,998,375
0.270%, 07/14/2009	12,000,000	11,990,640
0.550%, 07/24/2009	5,000,000	4,991,292
0.270%, 08/05/2009	6,000,000	5,994,330
Federal Home Loan Mortgage Corp.
0.360%, 04/23/2009	1,000,000	999,780
0.210%, 05/12/2009	5,000,000	4,998,804
0.400%, 05/15/2009	2,000,000	1,999,022
0.400%, 06/09/2009	11,853,000	11,844,836
0.300%, 07/27/2009	4,000,000	3,996,100
0.300%, 08/03/2009	4,000,000	3,995,867

		118,420,607

Health Care (14.10%)
Merck & Co. Inc.
0.250%, 04/06/2009	3,000,000	2,999,896
Johnson & Johnson (a)
0.150%, 04/07/2009	4,000,000	3,999,900
0.300%, 05/27/2009	4,000,000	3,998,133
Pfizer Inc.
0.350%, 06/12/2009	13,000,000	12,990,900
Merck & Co. Inc.
0.310%, 06/22/2009	11,000,000	10,992,233
Johnson & Johnson (a)
0.350%, 06/29/2009	4,500,000	4,496,106

		39,477,168

Media & Broadcasting (4.39%)
The Walt Disney Co.
0.200%, 04/27/2009	1,000,000	999,857
0.350%, 05/14/2009	11,300,000	11,295,275

		12,295,132

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Short-term Investments (Cont.)
Registered Investment Companies (4.94%)
JPMorgan U.S. Government Money Market Fund	13,833,270	$13,833,270

Total Short-term Investments
(cost $279,608,085)		279,608,085

TOTAL INVESTMENTS (99.85%)
(cost $279,608,085)		279,608,085
OTHER ASSETS, NET OF LIABILITIES (0.15%)		417,770

NET ASSETS (100.00%)		$280,025,855

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $27,281,324 or 9.74% of net assets.

(b)	Security is guaranteed under the FDIC Temporary Liquidity Guarantee Program.

(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 16 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its assets plus any borrowings in common stocks and other equity securities of U.S. large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Small/Mid Cap Equity Fund primarily invests in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks as represented by the Standard & Poor’s 500 Stock Index (the “S&P 500® Index”)1. The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio. That series, called the S&P 500 Index Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Index Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. Government and agency obligations, and mortgage-backed securities.

(1)

“S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2)

The Russell 2000® Index is a trademark/service mark, and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Income Fund (the “LifePath Income Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Income Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Income Fund have substantially similar investment objectives.

The State Farm LifePath 2010® Fund (the “LifePath 2010 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010. The LifePath 2010 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2010 Master Portfolio. The LifePath 2010 Master Portfolio and the LifePath 2010 Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

The State Farm LifePath 2050® Fund (the “LifePath 2050 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. The LifePath 2050 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2050 Master Portfolio. The LifePath 2050 Master Portfolio and the LifePath 2050 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stock, bond and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

For a description of securities valuation for investments of the Master Portfolios, see the Notes to Schedules of Investments for Master Investment Portfolio (“MIP”) found later in this report. The following securities valuation description applies to the Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund and Money Market Fund (collectively, “Non-feeder Funds”).

(4)	LifePath and LifePath followed by 2010, 2020, 2030, 2040 and 2050 are registered trademarks of Barclays Global Investors, N.A.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Investments are stated at market value. Stocks and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees. A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. The Trust has retained an independent statistical fair value service to assist in the fair valuation process for foreign securities in order to adjust for possible changes in value resulting from subsequent events. If a security is valued at “fair value,” that value may be different from the last quoted market price.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value a Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices (unadjusted) in active markets for identical securities

•

Level 2 – significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value certain Funds’ assets as of March 31, 2009:

	Investments in Securities				Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund	$166,635,939	$—	$—	$166,635,939	$—	$—	$—	$—
Small/Mid Cap Equity Fund	86,183,144	—	—	86,183,144	—	—	—	—
International Equity Fund	—	62,179,019	—	62,179,019	—	(670)	—	(670)
S&P 500 Index Fund	—	336,099,584	—	336,099,584	—	—	—	—
Small Cap Index Fund	159,049,613	682,617	0	159,732,230	67,750	—	—	67,750
International Index Fund	—	129,439,792	0	129,439,792	38,223	(799)	—	37,424
Equity and Bond Fund	124,250,155	—	—	124,250,155	—	—	—	—
Bond Fund	6,946,362	287,655,287	—	294,601,649	—	—	—	—
Tax Advantaged Bond Fund	882,633	120,981,352	—	121,863,985	—	—	—	—
Money Market Fund	13,833,270	265,774,815	—	279,608,085	—	—	—	—
LifePath Income Fund	—	125,323,284	—	125,323,284	—	—	—	—
LifePath 2010 Fund	—	332,165,762	—	332,165,762	—	—	—	—
LifePath 2020 Fund	—	573,404,153	—	573,404,153	—	—	—	—
LifePath 2030 Fund	—	453,477,518	—	453,477,518	—	—	—	—
LifePath 2040 Fund	—	337,704,997	—	337,704,997	—	—	—	—
LifePath 2050 Fund	—	8,160,474	—	8,160,474	—	—	—	—

Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31,2008 or March 31, 2009. The remaining Funds did not hold any Level 3 securities as of December 31, 2008 or March 31, 2009.

Repurchase agreements

The Funds, including the S&P 500 Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds (“Feeder Funds”) through their investment in the Master Portfolios, may enter into repurchase agreements with banks, brokers, dealers or other financial institutions, in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. For those Funds that are Non-feeder Funds, a Fund’s Schedule of Investments reflects repurchase agreements, if any, entered into as of March 31, 2009. For the Feeder Funds, see the Notes to Schedules of Investments for the Master Portfolios included elsewhere in this report for more information on repurchase agreements entered into by the Master Portfolios.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Securities purchased on a “when-issued” basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At March 31, 2009, there were no commitments for such securities in the Tax Advantaged Bond Fund’s portfolio.

Multi-class fund structure

Each Fund, other than the Tax Advantaged Bond Fund and LifePath 2050 Fund, offers eight classes of shares. The Tax Advantaged Bond Fund offers four classes of shares: Class A, Legacy Class A, Class B and Legacy Class B. The LifePath 2050 Fund offers three classes of shares: Class A, Class R-1 and Class R-2. Except for new investments in the Money Market Fund, Class A and Legacy Class A shares are offered to investors subject to an initial sales charge. Class B and Legacy Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A and Legacy Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B and Legacy Class B shares automatically convert to the corresponding Class A and Legacy Class A shares eight years after issuance. Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain IRAs. Class R-1, R-2 and R-3 shares are available for purchase or exchange only by certain qualified purchasers as defined in the prospectus for Class R-1, R-2, and R-3 shares. Institutional, Class R-1, R-2 and R-3 shares are not subject to an initial sales charge or a contingent deferred sales charge.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond and Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios. The percentage ownership in the Master Portfolios held by the Feeder Funds is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds at 03/31/2009
S&P 500 Index Fund	S&P 500 Index Master Portfolio	22.93%
LifePath Income Fund	LifePath Retirement Master Portfolio	52.21%
LifePath 2010 Fund	LifePath 2010 Master Portfolio	51.41%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	50.05%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	51.54%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	50.47%
LifePath 2050 Fund	LifePath 2050 Master Portfolio	89.42%

The Master Portfolios are diversified, open-end management investment companies, each of which has an investment objective substantially similar to that of its corresponding Feeder Fund. The Schedules of Investments of each Master Portfolio are included elsewhere in this report.

Each Feeder Fund records its investment in its Master Portfolio based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio. Valuation policies relating to securities held by each Master Portfolio are disclosed in the MIP Notes to Schedules of Investments included elsewhere in this report.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

The Equity and Bond Fund and the LifePath Income Fund have accrued estimated tax administration expenses for a potential closing agreement with the Internal Revenue Service (“IRS”) with respect to a federal tax issue. The closing agreement proposes to resolve uncertainty surrounding distributions paid by these two Funds for tax years 2003 through 2006. Distributions among classes of these two Funds made during 2003 through 2006 might be considered to be preferential under applicable tax rules and procedures due to the calculation methodology used by SFIMC, the Funds’ accounting agent, which was changed beginning in December 2006. As of December 31, 2006 and December 31, 2007, the Trust’s management estimated the IRS may assess fees of $150,000 to the Equity and Bond Fund and $200,000 to the LifePath Income Fund as a result of entering into the closing agreement. SFIMC agreed to reimburse the Equity and Bond Fund up to $150,000 and the LifePath Income Fund up to $200,000 of these estimated fees. As of December 31, 2008, the Trust’s management estimates that the IRS may assess fees of $19,281 for the Equity and Bond Fund and $38,863 for the LifePath Income Fund pursuant to the agreement.

As of March 31, 2009, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$211,252,345	$2,666,332	$(47,282,738)	$(44,616,406)
Small/Mid Cap Equity Fund	108,004,007	2,759,248	(24,580,111)	(21,820,863)
International Equity Fund	89,837,243	947,348	(28,605,572)	(27,658,224)
Small Cap Index Fund	267,914,275	13,775,594	(121,957,639)	(108,182,045)
International Index Fund	188,752,792	9,151,921	(68,084,921)	(58,933,000)
Equity and Bond Fund	187,920,268	—	(63,670,113)	(63,670,113)
Bond Fund	296,698,290	8,308,592	(10,405,233)	(2,096,641)
Tax Advantaged Bond Fund	119,229,058	3,478,450	(843,523)	2,634,927
Money Market Fund	279,608,085	—	—	—

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Notes To Schedules of Investments which are included in this report. The tax cost information for the LifePath Master Portfolios in the MIP Notes To Schedules of Investments does not include the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios, each of which is an Underlying Fund. See the MIP Notes To Schedules of Investments for the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios.

The International Equity Fund and the International Index Fund have elected to mark-to-market their investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of $(1,442,314) as ordinary income for federal income tax purposes during 2008. The International Index Fund recognized unrealized appreciation (depreciation) of $(1,558,084) as ordinary income for federal income tax purposes during 2008. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2008 was $101,041 for the International Equity Fund and $241,822 for the International Index Fund.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2009. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Participation in Temporary Money Market Guarantee Program

On October 3, 2008, the Board of Trustees of the Trust approved the participation by the Trust’s Money Market Fund (the “Fund”) in the U.S. Department of Treasury’s Temporary Money Market Fund Guarantee Program (‘the Program”) for the initial coverage period of September 19, 2008, through December 18, 2008. The Treasury extended the Program from December 18, 2008, through April 30, 2009 and from April 30, 2009, through September 18, 2009. The Board of Trustees of the Trust elected to participate in these Program extensions. If the U.S. Treasury decides to extend the Program beyond September 18, 2009, the Board of Trustees of the Trust will again need to consider whether the Fund should continue to participate in the Program’s extension.

Under the Program, if the Fund’s net asset value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held Fund shares on September 19, 2008, may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The Program covers the lesser of the number of shares owned by the shareholder as of September 19, 2008, or the number of shares owned by the shareholder as of the date of liquidation. The Fund pays fees to participate in the Program and any Program extension; however, SFIMC’s voluntary agreement to reimburse excess expenses incurred by the Fund remains in effect.

Financial instruments

The Funds implemented Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”), effective January 1, 2009. SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The Small Cap Index Fund, International Index Fund, and Feeder Funds (through their investment in the Master Portfolios) are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds enter into stock index futures contracts to gain exposure to market fluctuations as this may be more efficient or cost effective than actually buying the securities. These contracts obligate such Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Daily fluctuation in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. These Funds enter into forward foreign currency contracts to hedge against changes in foreign currencies between trade date and settlement date on security transactions. Realized and unrealized gains and losses are reflected in the Statements of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedule of Investments. Daily fluctuations in the value of these contracts are recorded as unrealized gain or loss on forward foreign currency contracts on the Statements of Assets and Liabilities. These Funds bear the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

3.	Futures and foreign currency contracts

International Equity Fund and International Index Fund had the following open forward foreign currency contracts at March 31, 2009:

International Equity Fund

Foreign amount Purchased (Sold)	Currency	Contracts	Settlement Date	U.S. Dollar Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
17,474	Australian Dollar	1	04/01/2009	12,151	$66	$—
99,305	British Pound	3	04/01/2009-04/03/2009	142,488	224	(22)
(213,886)	Euro	3	04/01/2009-04/03/2009	(284,168)	—	(867)
(18,736)	Malaysian Ringgit	1	04/01/2009	(5,140)	—	(15)
22,120	Singapore Dollar	1	04/01/2009	14,543	—	(56)

				Total	$290	$(960)

International Index Fund
Foreign amount Purchased (Sold)	Currency	Contracts	Settlement Date	U.S. Dollar Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
(272,310)	Australian Dollar	2	06/17/2009	(188,412)	$—	$(7,413)
423,288	British Pound	3	06/17/2009	607,512	8,512	—
(55,412)	British Pound	1	06/17/2009	(79,528)	472	—
324,062	Euro	3	04/01/2009-06/17/2009	430,588	5,715	(127)
(229,191)	Euro	1	06/17/2009	(304,531)	—	(8,532)
(317,655)	Hong Kong Dollar	1	06/17/2009	(41,004)	—	(4)
23,046,146	Japanese Yen	2	06/17/2009	233,105	—	(1,895)
(25,460,734)	Japanese Yen	1	06/17/2009	(257,527)	2,473	—

				Total	$17,172	$(17,971)

The Small Cap Index and International Index Funds had the following open futures contracts at March 31, 2009:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Small Cap Index Fund	Russell 2000 Mini	31	$1,238,280	$1,306,030	Long	June ‘09	$67,750

Total							$67,750

International Index Fund	DJ Euro Stoxx 50	30	786,510	793,832	Long	June ‘09	7,322
International Index Fund	FTSE 100 Index	8	439,039	445,485	Long	June ‘09	6,446
International Index Fund	Share Price Index	2	120,983	123,883	Long	June ‘09	2,900
International Index Fund	TOPIX Index	5	371,783	393,338	Long	June ‘09	21,555

Total							$38,223

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

Security	Shares	Value
Common Stocks—(97.08%)
Advertising—(0.13%)
Interpublic Group of Companies Inc. (The) (a)(b)	99,201	$408,708
Omnicom Group Inc. (b)	64,102	1,499,987

		1,908,695

Aerospace & Defense—(2.16%)
Boeing Co. (The) (b)	150,172	5,343,120
General Dynamics Corp.	79,888	3,322,542
Goodrich Corp.	25,169	953,653
L-3 Communications Holdings Inc. (b)	24,620	1,669,236
Lockheed Martin Corp.	68,225	4,709,572
Northrop Grumman Corp.	66,998	2,923,793
Raytheon Co.	84,155	3,276,996
Rockwell Collins Inc. (b)	32,192	1,050,747
United Technologies Corp. (b)	194,799	8,372,461

		31,622,120

Agriculture—(2.58%)
Altria Group Inc.	423,876	6,790,494
Archer-Daniels-Midland Co. (b)	131,451	3,651,709
Lorillard Inc.	34,442	2,126,449
Monsanto Co.	112,580	9,355,398
Philip Morris International Inc. (b)	413,565	14,714,643
Reynolds American Inc. (b)	34,492	1,236,193

		37,874,886

Airlines—(0.06%)
Southwest Airlines Co. (b)	150,333	951,608

		951,608

Apparel—(0.44%)
Coach Inc. (a)	67,307	1,124,027
Nike Inc. Class B (b)	80,397	3,769,815
Polo Ralph Lauren Corp.	11,591	489,720
VF Corp. (b)	17,847	1,019,242

		6,402,804

Auto Manufacturers—(0.23%)
Ford Motor Co. (a)(b)	483,307	1,271,097
General Motors Corp. (b)	126,659	245,718
PACCAR Inc. (b)	74,257	1,912,860

		3,429,675

Auto Parts & Equipment—(0.12%)
Goodyear Tire & Rubber Co. (The) (a)(b)	50,560	316,506
Johnson Controls Inc. (b)	120,802	1,449,624

		1,766,130

Banks—(3.34%)
Bank of America Corp.	1,313,798	8,960,102
Bank of New York Mellon Corp. (The)	236,047	6,668,328
BB&T Corp. (b)	114,519	1,937,661
Comerica Inc.	30,769	563,380

Security	Shares	Value
Common Stocks (Cont.)
Banks (Cont.)
Discover Financial Services	98,238	$619,882
Fifth Third Bancorp (b)	119,661	349,410
First Horizon National Corp. (b)	44,245	475,191
Huntington Bancshares Inc. (b)	77,019	127,852
KeyCorp (b)	101,719	800,529
M&T Bank Corp. (b)	15,878	718,321
Marshall & Ilsley Corp.	53,202	299,527
Northern Trust Corp.	45,705	2,734,073
PNC Financial Services Group Inc. (The)	87,698	2,568,674
Regions Financial Corp. (b)	143,740	612,332
State Street Corp.	88,517	2,724,553
SunTrust Banks Inc. (b)	73,300	860,542
U.S. Bancorp (b)	359,547	5,252,982
Wells Fargo & Co.	870,045	12,389,441
Zions Bancorporation	23,844	234,387

		48,897,167

Beverages—(2.66%)
Brown-Forman Corp. Class B (b)	20,323	789,142
Coca-Cola Co. (The) (b)	408,720	17,963,244
Coca-Cola Enterprises Inc.	64,362	848,935
Constellation Brands Inc. Class A (a)	39,063	464,850
Dr Pepper Snapple Group Inc. (a)(b)	52,262	883,750
Molson Coors Brewing Co. Class B	30,341	1,040,089
Pepsi Bottling Group Inc.	27,068	599,286
PepsiCo Inc.	319,530	16,449,404

		39,038,700

Biotechnology—(1.57%)
Amgen Inc. (a)	213,832	10,588,961
Biogen Idec Inc. (a)(b)	60,861	3,190,334
Celgene Corp. (a)	94,422	4,192,337
Genzyme Corp. (a)	55,436	3,292,344
Life Technologies Corp. (a)	35,755	1,161,322
Millipore Corp. (a)(b)	11,124	638,629

		23,063,927

Building Materials—(0.03%)
Masco Corp. (b)	74,051	516,876

		516,876

Chemicals—(1.39%)
Air Products and Chemicals Inc. (b)	42,946	2,415,713
CF Industries Holdings Inc. (b)	9,918	705,467
Dow Chemical Co. (The) (b)	188,153	1,586,130
E.I. du Pont de Nemours and Co.	184,912	4,129,085
Eastman Chemical Co. (b)	14,579	390,717
Ecolab Inc. (b)	34,357	1,193,219
International Flavors & Fragrances Inc. (b)	16,256	495,158
PPG Industries Inc. (b)	33,965	1,253,309
Praxair Inc. (b)	63,197	4,252,526
Rohm and Haas Co. (b)	25,569	2,015,860
Sherwin-Williams Co. (The) (b)	20,327	1,056,394
Sigma-Aldrich Corp. (b)	25,420	960,622

		20,454,200

Coal—(0.17%)
CONSOL Energy Inc. (b)	37,581	948,544
Massey Energy Co. (b)	17,752	179,650
Peabody Energy Corp.	54,859	1,373,669

		2,501,863

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

Securities	Shares	Value
Common Stocks (Cont.)
Commercial Services—(0.71%)
Apollo Group Inc. Class A (a)	22,010	$1,724,043
Convergys Corp. (a)	25,380	205,070
Equifax Inc.	26,260	642,057
H&R Block Inc.	69,089	1,256,729
Iron Mountain Inc. (a)	37,358	828,227
McKesson Corp.	56,541	1,981,197
Monster Worldwide Inc. (a)(b)	26,159	213,196
Moody’s Corp. (b)	39,532	906,073
R.R. Donnelley & Sons Co.	43,079	315,769
Robert Half International Inc. (b)	32,043	571,327
Western Union Co.	145,557	1,829,652

		10,473,340

Computers—(5.24%)
Affiliated Computer Services Inc. Class A (a)	20,255	970,012
Apple Inc. (a)	182,862	19,222,453
Cognizant Technology Solutions Corp. Class A (a)(b)	60,335	1,254,365
Computer Sciences Corp. (a)(b)	31,043	1,143,624
Dell Inc. (a)	354,624	3,361,836
EMC Corp. (a)(b)	418,190	4,767,366
Hewlett-Packard Co.	494,831	15,864,282
International Business Machines Corp.	275,569	26,699,880
Lexmark International Inc. Class A (a)(b)	15,437	260,422
NetApp Inc. (a)(b)	67,846	1,006,835
SanDisk Corp. (a)(b)	47,254	597,763
Sun Microsystems Inc. (a)(b)	150,628	1,102,597
Teradata Corp. (a)	36,343	589,483

		76,840,918

Cosmetics & Personal Care—(2.51%)
Avon Products Inc. (b)	86,698	1,667,203
Colgate-Palmolive Co.	103,426	6,100,065
Estee Lauder Companies Inc. (The) Class A (b)	24,028	592,290
Procter & Gamble Co. (The)	603,618	28,424,372

		36,783,930

Distribution & Wholesale—(0.19%)
Fastenal Co. (b)	26,319	846,287
Genuine Parts Co. (b)	32,607	973,645
W.W. Grainger Inc. (b)	13,337	935,991

		2,755,923

Diversified Financial Services—(4.01%)
American Express Co.	239,846	3,269,101
Ameriprise Financial Inc.	45,188	925,902
Capital One Financial Corp.	79,071	967,829
Charles Schwab Corp. (The) (b)	191,748	2,972,094
CIT Group Inc.	75,731	215,833
Citigroup Inc. (b)	1,121,667	2,837,818
CME Group Inc. (b)	13,727	3,382,196
E*TRADE Financial Corp. (a)(b)	113,200	144,896
Federated Investors Inc. Class B	18,116	403,262
Franklin Resources Inc.	30,995	1,669,701
Goldman Sachs Group Inc. (The)	94,774	10,047,939
IntercontinentalExchange Inc. (a)(b)	14,838	1,104,986
Invesco Ltd.	79,536	1,102,369
Janus Capital Group Inc.	33,579	223,300
JPMorgan Chase & Co.	771,682	20,511,308
Legg Mason Inc.	30,055	477,875
Morgan Stanley	220,321	5,016,709
NASDAQ OMX Group Inc. (The) (a)	28,161	551,392
NYSE Euronext Inc. (b)	53,596	959,368
SLM Corp. (a)	95,835	474,383
T. Rowe Price Group Inc. (b)	52,500	1,515,150

		58,773,411

Securities	Shares	Value
Common Stocks (Cont.)
Electric—(3.83%)
AES Corp. (The) (a)	136,635	$793,849
Allegheny Energy Inc.	34,178	791,904
Ameren Corp. (b)	42,803	992,602
American Electric Power Co. Inc. (b)	82,698	2,088,951
CenterPoint Energy Inc.	69,245	722,225
CMS Energy Corp. (b)	47,382	561,003
Consolidated Edison Inc. (b)	55,889	2,213,763
Constellation Energy Group Inc. (b)	40,351	833,652
Dominion Resources Inc. (b)	119,933	3,716,724
DTE Energy Co.	33,526	928,670
Duke Energy Corp.	262,460	3,758,427
Dynegy Inc. Class A (a)	104,575	147,451
Edison International	66,512	1,916,211
Entergy Corp.	38,798	2,641,756
Exelon Corp. (b)	134,821	6,119,525
FirstEnergy Corp.	62,468	2,411,265
FPL Group Inc.	83,757	4,248,993
Integrys Energy Group Inc. (b)	16,065	418,333
Northeast Utilities (b)	34,883	753,124
Pepco Holdings Inc.	44,898	560,327
PG&E Corp. (b)	74,872	2,861,608
Pinnacle West Capital Corp. (b)	21,158	561,956
PPL Corp. (b)	76,668	2,201,138
Progress Energy Inc. (b)	56,317	2,042,054
Public Service Enterprise Group Inc.	103,710	3,056,334
SCANA Corp. (b)	24,421	754,365
Southern Co. (b)	159,567	4,885,942
TECO Energy Inc. (b)	44,313	494,090
Wisconsin Energy Corp.	24,218	997,055
Xcel Energy Inc. (b)	92,021	1,714,351

		56,187,648

Electrical Components & Equipment—(0.33%)
Emerson Electric Co.	157,186	4,492,376
Molex Inc. (b)	28,010	384,857

		4,877,233

Electronics—(0.56%)
Agilent Technologies Inc. (a)(b)	71,852	1,104,365
Amphenol Corp. Class A (b)	36,373	1,036,267
FLIR Systems Inc. (a)(b)	30,495	624,538
Jabil Circuit Inc. (b)	44,010	244,696
PerkinElmer Inc. (b)	24,783	316,479
Thermo Fisher Scientific Inc. (a)(b)	86,110	3,071,544
Tyco Electronics Ltd. (b)	93,493	1,032,163
Waters Corp. (a)(b)	20,479	756,699

		8,186,751

Engineering & Construction—(0.15%)
Fluor Corp.	36,987	1,277,901
Jacobs Engineering Group Inc. (a)(b)	24,860	961,088

		2,238,989

Entertainment—(0.04%)
International Game Technology	59,686	550,305

		550,305

Environmental Control—(0.31%)
Republic Services Inc.	65,120	1,116,808
Stericycle Inc. (a)(b)	17,687	844,201
Waste Management Inc.	100,529	2,573,542

		4,534,551

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

Securities	Shares	Value
Common Stocks (Cont.)
Food—(2.12%)
Campbell Soup Co.	42,259	$1,156,206
ConAgra Foods Inc. (b)	91,619	1,545,613
Dean Foods Co. (a)	31,884	576,463
General Mills Inc.	68,472	3,415,383
H.J. Heinz Co. (b)	64,436	2,130,254
Hershey Co. (The) (b)	34,344	1,193,454
Hormel Foods Corp. (b)	14,579	462,300
J.M. Smucker Co. (The)	24,451	911,289
Kellogg Co.	51,625	1,891,024
Kraft Foods Inc. Class A	301,051	6,710,427
Kroger Co. (The)	133,706	2,837,241
McCormick & Co. Inc. NVS	26,935	796,468
Safeway Inc.	87,177	1,760,104
Sara Lee Corp. (b)	145,845	1,178,428
SUPERVALU Inc. (b)	43,040	614,611
Sysco Corp. (b)	122,776	2,799,293
Tyson Foods Inc. Class A (b)	63,044	591,983
Whole Foods Market Inc. (b)	29,502	495,634

		31,066,175

Forest Products & Paper—(0.22%)
International Paper Co.	88,382	622,209
MeadWestvaco Corp. (b)	34,856	417,923
Plum Creek Timber Co. Inc. (b)	34,266	996,113
Weyerhaeuser Co. (b)	43,710	1,205,085

		3,241,330

Gas—(0.22%)
Nicor Inc. (b)	9,098	302,327
NiSource Inc.	57,628	564,754
Sempra Energy	49,926	2,308,578

		3,175,659

Hand & Machine Tools—(0.08%)
Black & Decker Corp. (The) (b)	12,384	390,839
Snap-On Inc. (b)	12,087	303,384
Stanley Works (The) (b)	16,479	479,868

		1,174,091

Health Care - Products—(4.27%)
Baxter International Inc.	127,085	6,509,294
Becton, Dickinson and Co.	49,820	3,349,897
Boston Scientific Corp. (a)(b)	307,449	2,444,220
C.R. Bard Inc.	20,204	1,610,663
Covidien Ltd.	103,193	3,430,135
DENTSPLY International Inc. (b)	30,794	826,819
Intuitive Surgical Inc. (a)(b)	8,049	767,553
Johnson & Johnson	568,555	29,905,993
Medtronic Inc.	229,145	6,752,903
Patterson Companies Inc. (a)(b)	18,873	355,945
St. Jude Medical Inc. (a)	70,530	2,562,355
Stryker Corp. (b)	49,282	1,677,559
Varian Medical Systems Inc. (a)(b)	25,786	784,926
Zimmer Holdings Inc. (a)(b)	45,965	1,677,723

		62,655,985

Securities	Shares	Values
Common Stocks (Cont.)
Health Care - Services—(1.13%)
Aetna Inc.	94,490	$2,298,942
Coventry Health Care Inc. (a)	30,695	397,193
DaVita Inc. (a)	21,493	944,617
Humana Inc. (a)	34,840	908,627
Laboratory Corp. of America Holdings (a)(b)	22,224	1,299,882
Quest Diagnostics Inc. (b)	32,469	1,541,628
Tenet Healthcare Corp. (a)	84,956	98,549
UnitedHealth Group Inc.	249,269	5,217,200
WellPoint Inc. (a)	100,531	3,817,162

		16,523,800

Holding Companies - Diversified—(0.04%)
Leucadia National Corp. (a)(b)	37,012	551,109

		551,109

Home Builders—(0.11%)
Centex Corp. (b)	25,426	190,695
D.R. Horton Inc. (b)	57,772	560,388
KB Home (b)	16,233	213,951
Lennar Corp. Class A	28,949	217,407
Pulte Homes Inc. (b)	44,917	490,943

		1,673,384

Home Furnishings—(0.04%)
Harman International Industries Inc. (b)	12,074	163,361
Whirlpool Corp. (b)	15,381	455,124

		618,485

Household Products & Wares—(0.45%)
Avery Dennison Corp. (b)	22,375	499,858
Clorox Co. (The) (b)	28,426	1,463,370
Fortune Brands Inc. (b)	31,248	767,138
Kimberly-Clark Corp.	84,788	3,909,575

		6,639,941

Housewares—(0.03%)
Newell Rubbermaid Inc. (b)	58,177	371,169

		371,169

Insurance—(2.15%)
Aflac Inc.	95,521	1,849,287
Allstate Corp. (The)	109,466	2,096,274
American International Group Inc.	554,020	554,020
Aon Corp.	55,935	2,283,267
Assurant Inc.	24,311	529,494
Chubb Corp.	72,891	3,084,747
CIGNA Corp.	55,622	978,391
Cincinnati Financial Corp. (b)	32,753	749,061
Genworth Financial Inc. Class A	90,929	172,765
Hartford Financial Services Group Inc. (The)	65,627	515,172
Lincoln National Corp. (b)	53,224	356,069
Loews Corp.	73,781	1,630,560
Marsh & McLennan Companies Inc.	105,347	2,133,277
MBIA Inc. (a)	40,352	184,812
MetLife Inc. (b)	167,663	3,817,687
Principal Financial Group Inc. (b)	54,460	445,483
Progressive Corp. (The) (a)	137,798	1,852,005
Prudential Financial Inc.	86,684	1,648,730
Torchmark Corp.	18,021	472,691
Travelers Companies Inc. (The)	119,780	4,867,859
Unum Group (b)	67,988	849,850
XL Capital Ltd. Class A	70,528	385,083

		31,456,584

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

Securities	Shares	Value
Common Stocks (Cont.)
Internet—(2.31%)
Akamai Technologies Inc. (a)(b)	35,386	$686,488
Amazon.com Inc. (a)	65,907	4,840,210
eBay Inc. (a)	219,806	2,760,763
Expedia Inc. (a)(b)	43,936	398,939
Google Inc. Class A (a)	49,200	17,124,552
McAfee Inc. (a)(b)	30,931	1,036,189
Symantec Corp. (a)	171,317	2,559,476
VeriSign Inc. (a)(b)	39,843	751,837
Yahoo! Inc. (a)(b)	286,234	3,666,658

		33,825,112

Iron & Steel—(0.24%)
AK Steel Holding Corp.	23,542	167,619
Allegheny Technologies Inc. (b)	19,410	425,661
Nucor Corp. (b)	64,335	2,455,667
United States Steel Corp. (b)	24,118	509,613

		3,558,560

Leisure Time—(0.18%)
Carnival Corp. (b)	89,274	1,928,318
Harley-Davidson Inc. (b)	48,724	652,414

		2,580,732

Lodging—(0.13%)
Marriott International Inc. Class A (b)	59,427	972,226
Starwood Hotels & Resorts Worldwide Inc. (b)	37,215	472,631
Wyndham Worldwide Corp.	37,193	156,211
Wynn Resorts Ltd. (a)(b)	12,786	255,336

		1,856,404

Machinery—(0.60%)
Caterpillar Inc. (b)	123,615	3,456,275
Cummins Inc.	40,741	1,036,858
Deere & Co. (b)	87,503	2,876,224
Flowserve Corp.	11,702	656,716
Manitowoc Co. Inc. (The) (b)	27,353	89,444
Rockwell Automation Inc. (b)	28,643	625,563

		8,741,080

Manufacturing—(3.18%)
Cooper Industries Ltd. Class A	35,743	924,314
Danaher Corp. (b)	52,396	2,840,911
Dover Corp.	37,889	999,512
Eastman Kodak Co. (b)	53,284	202,479
Eaton Corp. (b)	33,705	1,242,366
General Electric Co. (b)	2,168,632	21,924,870
Honeywell International Inc.	150,672	4,197,722
Illinois Tool Works Inc. (b)	80,553	2,485,060
Ingersoll-Rand Co. Ltd. Class A (b)	65,096	898,325
ITT Corp.	36,867	1,418,273
Leggett & Platt Inc. (b)	32,959	428,137
Pall Corp.	23,982	489,952
Parker Hannifin Corp.	33,025	1,122,190
Textron Inc. (b)	51,098	293,303
3M Co. (b)	142,509	7,085,546

		46,552,960

Media—(2.21%)
CBS Corp. Class B (b)	140,147	538,164
Comcast Corp. Class A	591,961	8,074,348
DIRECTV Group Inc. (The) (a)	105,485	2,404,003
Gannett Co. Inc. (b)	48,072	105,758

Securities	Shares	Value
Common Stocks (Cont.)
Media (Cont.)
McGraw-Hill Companies Inc. (The)	64,450	$1,473,972
Meredith Corp. (b)	6,969	115,964
New York Times Co. (The) Class A (b)	24,016	108,552
News Corp. Class A (b)	471,304	3,120,032
Scripps Networks Interactive Inc. Class A (b)	18,872	424,809
Time Warner Cable Inc.	72,365	1,794,650
Time Warner Inc.	245,046	4,729,381
Viacom Inc. Class B (a)(b)	125,001	2,172,517
Walt Disney Co. (The) (b)	380,804	6,915,401
Washington Post Co. (The) Class B (b)	1,264	451,374

		32,428,925

Metal Fabricate & Hardware—(0.12%)
Precision Castparts Corp. (b)	28,760	1,722,724

		1,722,724

Mining—(0.70%)
Alcoa Inc. (b)	193,317	1,418,947
Freeport-McMoRan Copper & Gold Inc. (b)	84,269	3,211,492
Newmont Mining Corp.	100,243	4,486,877
Titanium Metals Corp.	18,784	102,748
Vulcan Materials Co.	22,351	989,926

		10,209,990

Office & Business Equipment—(0.12%)
Pitney Bowes Inc. (b)	42,240	986,304
Xerox Corp. (b)	175,551	798,757

		1,785,061

Oil & Gas—(10.91%)
Anadarko Petroleum Corp.	94,067	3,658,266
Apache Corp.	68,581	4,395,356
Cabot Oil & Gas Corp.	20,684	487,522
Chesapeake Energy Corp. (b)	114,867	1,959,631
Chevron Corp.	412,903	27,763,598
ConocoPhillips	305,494	11,963,145
Devon Energy Corp.	91,061	4,069,516
Diamond Offshore Drilling Inc. (b)	14,037	882,366
ENSCO International Inc.	28,613	755,383
EOG Resources Inc.	51,145	2,800,700
EQT Corp. (b)	27,162	850,985
Exxon Mobil Corp.	1,016,289	69,209,281
Hess Corp.	58,132	3,150,754
Marathon Oil Corp.	144,587	3,801,192
Murphy Oil Corp. (b)	38,863	1,739,897
Nabors Industries Ltd. (a)(b)	59,373	593,136
Noble Energy Inc. (b)	35,400	1,907,352
Occidental Petroleum Corp.	166,399	9,260,104
Pioneer Natural Resources Co. (b)	24,383	401,588
Range Resources Corp. (b)	31,786	1,308,312
Rowan Companies Inc. (b)	23,674	283,378
Southwestern Energy Co. (a)(b)	70,263	2,086,108
Sunoco Inc.	23,728	628,317
Tesoro Corp.	28,979	390,347
Valero Energy Corp.	105,242	1,883,832
XTO Energy Inc.	118,965	3,642,708

		159,872,774

Oil & Gas Services—(1.34%)
Baker Hughes Inc.	63,004	1,798,764
BJ Services Co. (b)	59,107	588,115
Cameron International Corp. (a)(b)	45,499	997,793
Halliburton Co. (b)	183,149	2,833,315
National Oilwell Varco Inc. (a)	85,519	2,455,251
Schlumberger Ltd.	245,699	9,980,293
Smith International Inc. (b)	44,541	956,741

		19,610,272

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

Securities	Shares	Value
Common Stocks (Cont.)
Packaging & Containers—(0.18%)
Ball Corp.	19,117	$829,678
Bemis Co. Inc. (b)	20,963	439,594
Owens-Illinois Inc. (a)(b)	34,705	501,140
Pactiv Corp. (a)(b)	27,499	401,210
Sealed Air Corp. (b)	32,383	446,885

		2,618,507

Pharmaceuticals—(7.36%)
Abbott Laboratories	317,946	15,166,024
Allergan Inc. (b)	63,016	3,009,644
AmerisourceBergen Corp.	32,014	1,045,577
Bristol-Myers Squibb Co.	405,658	8,892,023
Cardinal Health Inc.	73,639	2,318,156
Cephalon Inc. (a)(b)	14,080	958,848
Eli Lilly and Co.	207,414	6,929,702
Express Scripts Inc. (a)(b)	50,710	2,341,281
Forest Laboratories Inc. (a)	61,703	1,354,998
Gilead Sciences Inc. (a)(b)	188,507	8,731,644
Hospira Inc. (a)	32,334	997,827
King Pharmaceuticals Inc. (a)(b)	51,510	364,176
Medco Health Solutions Inc. (a)(b)	102,055	4,218,954
Merck & Co. Inc.	433,233	11,588,983
Mylan Inc. (a)(b)	61,932	830,508
Pfizer Inc.	1,385,085	18,864,858
Schering-Plough Corp. (b)	334,192	7,870,222
Watson Pharmaceuticals Inc. (a)(b)	21,022	653,994
Wyeth	273,432	11,768,513

		107,905,932

Pipelines—(0.35%)
El Paso Corp. (b)	144,094	900,588
Questar Corp.	35,495	1,044,618
Spectra Energy Corp. (b)	131,402	1,858,024
Williams Companies Inc. (The)	118,537	1,348,951

		5,152,181

Real Estate—(0.01%)
CB Richard Ellis Group Inc. Class A (a)	46,010	185,420

		185,420

Real Estate Investment Trusts—(0.70%)
Apartment Investment and Management Co. Class A	24,729	135,515
AvalonBay Communities Inc. (b)	16,301	767,125
Boston Properties Inc. (b)	24,442	856,203
Equity Residential (b)	55,502	1,018,462
HCP Inc. (b)	52,150	930,878
Health Care REIT Inc. (b)	22,436	686,317
Host Hotels & Resorts Inc.	109,972	431,090
Kimco Realty Corp. (b)	47,059	358,590
ProLogis (b)	53,918	350,467
Public Storage	25,452	1,406,223
Simon Property Group Inc. (b)	48,355	1,675,017
Ventas Inc. (b)	29,799	673,755
Vornado Realty Trust (b)	28,857	959,207

		10,248,849

Securities	Shares	Value
Common Stocks (Cont.)
Retail—(6.83%)
Abercrombie & Fitch Co. Class A (b)	18,268	$434,778
AutoNation Inc. (a)	23,372	324,403
AutoZone Inc. (a)(b)	7,766	1,262,907
Bed Bath & Beyond Inc. (a)(b)	52,757	1,305,736
Best Buy Co. Inc.	69,097	2,622,922
Big Lots Inc. (a)(b)	17,175	356,897
Costco Wholesale Corp. (b)	89,022	4,123,499
CVS Caremark Corp. (b)	298,654	8,209,998
Darden Restaurants Inc. (b)	28,429	973,978
Family Dollar Stores Inc. (b)	28,451	949,410
GameStop Corp. Class A (a)(b)	33,806	947,244
Gap Inc. (The)	94,715	1,230,348
Home Depot Inc.	347,430	8,185,451
J.C. Penney Co. Inc. (b)	44,971	902,568
Kohl’s Corp. (a)(b)	62,417	2,641,487
Limited Brands Inc. (b)	54,571	474,768
Lowe’s Companies Inc. (b)	300,346	5,481,315
Macy’s Inc. (b)	84,900	755,610
McDonald’s Corp.	228,390	12,463,242
Nordstrom Inc. (b)	32,788	549,199
Office Depot Inc. (a)	56,955	74,611
O’Reilly Automotive Inc. (a)	27,733	970,932
RadioShack Corp. (b)	24,694	211,628
Sears Holdings Corp. (a)(b)	11,101	507,427
Staples Inc. (b)	146,189	2,647,483
Starbucks Corp. (a)(b)	150,723	1,674,533
Target Corp. (b)	154,259	5,304,967
Tiffany & Co. (b)	25,563	551,138
TJX Companies Inc. (The) (b)	85,318	2,187,554
Walgreen Co. (b)	202,846	5,265,882
Wal-Mart Stores Inc.	459,151	23,921,767
Yum! Brands Inc. (b)	94,775	2,604,417

		100,118,099

Savings & Loans—(0.17%)
Hudson City Bancorp Inc.	106,648	1,246,715
People’s United Financial Inc.	71,848	1,291,109

		2,537,824

Semiconductors—(2.49%)
Advanced Micro Devices Inc. (a)(b)	114,752	349,994
Altera Corp. (b)	60,918	1,069,111
Analog Devices Inc. (b)	59,646	1,149,378
Applied Materials Inc. (b)	274,935	2,955,551
Broadcom Corp. Class A (a)(b)	83,849	1,675,303
Intel Corp.	1,142,029	17,187,536
KLA-Tencor Corp. (b)	33,865	677,300
Linear Technology Corp.	45,408	1,043,476
LSI Corp. (a)	133,993	407,339
MEMC Electronic Materials Inc. (a)(b)	46,719	770,396
Microchip Technology Inc. (b)	37,816	801,321
Micron Technology Inc. (a)(b)	159,943	649,369
National Semiconductor Corp. (b)	40,401	414,918
Novellus Systems Inc. (a)(b)	19,918	331,236
NVIDIA Corp. (a)(b)	110,061	1,085,201
QLogic Corp. (a)(b)	24,851	276,343
Teradyne Inc. (a)	35,964	157,522
Texas Instruments Inc.	265,663	4,386,096
Xilinx Inc. (b)	55,940	1,071,810

		36,459,200

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

Securities	Shares	Value
Common Stocks (Cont.)
Software—(4.48%)
Adobe Systems Inc. (a)	108,401	$2,318,697
Autodesk Inc. (a)	47,035	790,658
Automatic Data Processing Inc. (b)	104,075	3,659,277
BMC Software Inc. (a)(b)	38,271	1,262,943
CA Inc. (b)	80,018	1,409,117
Citrix Systems Inc. (a)(b)	37,409	846,940
Compuware Corp. (a)(b)	51,332	338,278
Dun & Bradstreet Corp. (The)	11,166	859,782
Electronic Arts Inc. (a)(b)	66,073	1,201,868
Fidelity National Information Services Inc.	38,389	698,680
Fiserv Inc. (a)(b)	32,820	1,196,617
IMS Health Inc.	38,122	475,381
Intuit Inc. (a)(b)	65,335	1,764,045
MasterCard Inc. Class A (b)	14,825	2,482,891
Microsoft Corp.	1,570,236	28,845,235
Novell Inc. (a)	74,108	315,700
Oracle Corp. (a)	792,402	14,318,704
Paychex Inc. (b)	65,259	1,675,199
Salesforce.com Inc. (a)(b)	21,862	715,543
Total System Services Inc.	39,638	547,401

		65,722,956

Telecommunications—(6.76%)
American Tower Corp. Class A (a)	81,291	2,473,685
AT&T Inc.	1,210,378	30,501,526
CenturyTel Inc. (b)	20,227	568,783
Ciena Corp. (a)(b)	19,409	151,002
Cisco Systems Inc. (a)	1,199,805	20,120,730
Corning Inc.	318,513	4,226,668
Embarq Corp.	28,811	1,090,496
Frontier Communications Corp.	65,299	468,847
Harris Corp.	27,471	795,011
JDS Uniphase Corp. (a)(b)	43,679	141,957
Juniper Networks Inc. (a)(b)	108,191	1,629,356
Motorola Inc. (b)	462,236	1,955,258
QUALCOMM Inc. (b)	339,235	13,199,634
Qwest Communications International Inc. (b)	299,089	1,022,884
Sprint Nextel Corp. (a)(b)	583,973	2,084,784
Tellabs Inc. (a)	81,837	374,813
Verizon Communications Inc.	583,257	17,614,361
Windstream Corp.	91,100	734,266

		99,154,061

Textiles—(0.05%)
Cintas Corp. (b)	27,457	678,737

		678,737

Toys, Games & Hobbies—(0.10%)
Hasbro Inc.	24,903	624,318
Mattel Inc.	74,291	856,575

		1,480,893

Transportation—(1.94%)
Burlington Northern Santa Fe Corp. (b)	57,523	3,460,008
C.H. Robinson Worldwide Inc. (b)	34,609	1,578,516
CSX Corp.	81,832	2,115,357
Expeditors International Washington Inc. (b)	43,037	1,217,517
FedEx Corp.	63,781	2,837,617
Norfolk Southern Corp.	75,878	2,560,883
Ryder System Inc. (b)	11,550	326,981
Union Pacific Corp.	103,778	4,266,314
United Parcel Service Inc. Class B (b)	204,469	10,063,964

		28,427,157

Total Common Stocks
(Cost: $2,047,908,746)		1,423,213,772

Security	Shares or Principal	Value
Short-Term Investments—(22.00%)
Money Market Funds—(21.55%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61% (c)(d)(e)	276,965,723	$276,965,723
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48% (c)(d)(e)	38,950,607	38,950,607

		315,916,330

U.S. Treasury Obligations—(0.45%)
U.S. Treasury Bills
1.83%, 04/02/09 (f)(g)	$600,000	599,999
0.41%, 04/09/09 (f)(g)	100,000	99,998
0.23%, 04/16/09 (f)(g)	600,000	599,969
0.14%, 06/18/09 (f)(g)	900,000	899,688
0.17%, 06/25/09 (f)(g)	4,400,000	4,398,337

		6,597,991

Total Short-Term Investments
(Cost: $322,513,847)		322,514,321

Total Investments In Securities—(119.08%)
(Cost: $2,370,422,593)		1,745,728,093
Other Assets, Less Liabilities— (-19.08)%		(279,769,156)

Net Assets—(100.00%)		$1,465,958,937

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(f)	The rate quoted is the yield to maturity.

(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of futures contracts. See Note 1.

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

As of March 31, 2009, the open futures contracts held by the Master Portfolio were as follows:
Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (June 2009)	1,058	$42,044,920	$1,940,617

		$42,044,920	$1,940,617

See accompanying notes to schedules of investments.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

Security	Shares	Value
Master Portfolios—(70.40%)
Active Stock Master Portfolio (a)		$45,815,135
CoreAlpha Bond Master Portfolio (a)		123,180,425

Total Master Portfolios		168,995,560

Exchange-Traded Funds—(27.76%)
iShares Barclays TIPS Bond Fund (a)	212,935	21,879,071
iShares Cohen & Steers Realty Majors Index Fund (a)	42,230	1,172,305
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a) (b)	125,589	2,329,676
iShares MSCI Canada Index Fund (a)	106,016	1,745,023
iShares MSCI EAFE Index Fund (a)(b)	438,791	16,494,154
iShares MSCI EAFE Small Cap Index Fund (a)	81,568	1,843,437
iShares MSCI Emerging Markets Index Fund (a)	194,543	4,826,612
iShares S&P MidCap 400 Index Fund (a)	226,550	11,021,657
iShares S&P SmallCap 600 Index Fund (a)(b)	145,833	5,321,446

Total Exchange-Traded Funds
(Cost: $85,365,484)		66,633,381

Security	Shares	Value
Short-Term Investments—(3.77%)
Money Market Funds—(3.77%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61% (a)(c)(d)	7,922,448	$7,922,448
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48% (a)(c)(d)	1,123,659	1,123,659

		9,046,107

Total Short-Term Investments
(Cost: $9,046,107)		9,046,107

Total Investments—(101.93%)		244,675,048
Other Assets, Less Liabilities—(-1.93)%		(4,623,310)

Net Assets—(100.00%)		$240,051,738

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

Security	Shares	Value
Master Portfolios—(69.12%)
Active Stock Master Portfolio (a)		$133,324,840
CoreAlpha Bond Master Portfolio (a)		313,274,566

Total Master Portfolios		446,599,406

Exchange-Traded Funds—(28.60%)
iShares Barclays TIPS Bond Fund (a)(b)	553,125	56,833,594
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	135,676	3,766,366
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	428,789	7,954,036
iShares MSCI Canada Index Fund (a)	303,363	4,993,355
iShares MSCI EAFE Index Fund (a)(b)	1,239,820	46,604,834
iShares MSCI EAFE Small Cap Index Fund (a)	244,294	5,521,044
iShares MSCI Emerging Markets Index Fund (a)	563,201	13,973,017
iShares S&P MidCap 400 Index Fund (a)	626,448	30,476,695
iShares S&P SmallCap 600 Index Fund (a)(b)	401,094	14,635,920

Total Exchange-Traded Funds
(Cost: $240,589,660)		184,758,861

Security	Shares	Value
Short-Term Investments—(4.11%)
Money Market Funds—(4.11%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61% (a)(c)(d)	23,115,424	$23,115,424
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48% (a)(c)(d)	3,469,003	3,469,003

		26,584,427

Total Short-Term Investments
(Cost: $26,584,427)		26,584,427

Total Investments—(101.83%)		657,942,694
Other Assets, Less Liabilities— (-1.83)%		(11,814,883)

Net Assets—(100.00%)		$646,127,811

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

Security	Shares	Value
Master Portfolios—(62.64%)
Active Stock Master Portfolio (a)		$358,348,965
CoreAlpha Bond Master Portfolio (a)		359,361,168

Total Master Portfolios		717,710,133

Exchange-Traded Funds—(35.42%)
iShares Barclays TIPS Bond Fund (a)(b)	602,129	61,868,755
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	642,702	17,841,407
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	2,044,101	37,918,074
iShares MSCI Canada Index Fund (a)	809,907	13,331,069
iShares MSCI EAFE Index Fund (a)(b)	3,307,407	124,325,429
iShares MSCI EAFE Small Cap Index Fund (a)	654,531	14,792,401
iShares MSCI Emerging Markets Index Fund (a)	1,513,567	37,551,597
iShares S&P MidCap 400 Index Fund (a)(b)	1,362,110	66,266,651
iShares S&P SmallCap 600 Index Fund (a)(b)	875,245	31,937,690

Total Exchange-Traded Funds
(Cost: $573,479,576)		405,833,073

Security	Shares	Value
Short-Term Investments—(4.56%)
Money Market Funds—(4.56%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61% (a)(c)(d)	45,506,695	$45,506,695
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48% (a)(c)(d)	6,723,616	6,723,616

		52,230,311

Total Short-Term Investments
(Cost: $52,230,311)		52,230,311

Total Investments—(102.62%)		1,175,773,517
Other Assets, Less Liabilities— (-2.62)%		(30,011,903)

Net Assets—(100.00%)		$1,145,761,614

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

Security	Shares	Value
Master Portfolios—(57.83%)
Active Stock Master Portfolio (a)		$341,047,734
CoreAlpha Bond Master Portfolio (a)		167,752,983

Total Master Portfolios		508,800,717

Exchange-Traded Funds—(40.69%)
iShares Barclays TIPS Bond Fund (a)(b)	268,557	27,594,232
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	796,418	22,108,564
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)	2,346,399	43,525,701
iShares MSCI Canada Index Fund (a)	782,656	12,882,518
iShares MSCI EAFE Index Fund (a)(b)	3,161,852	118,854,017
iShares MSCI EAFE Small Cap Index Fund (a)(b)	594,462	13,434,841
iShares MSCI Emerging Markets Index Fund (a)	1,416,041	35,131,977
iShares S&P MidCap 400 Index Fund (a)(b)	1,167,043	56,776,642
iShares S&P SmallCap 600 Index Fund (a)(b)	760,121	27,736,815

Total Exchange-Traded Funds
(Cost: $526,168,735)		358,045,307

Security	Shares	Value
Short-Term Investments—(6.73%)
Money Market Funds—(6.73%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61% (a)(c)(d)	51,374,909	$51,374,909
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48% (a)(c)(d)	7,797,161	7,797,161

		59,172,070

Total Short-Term Investments
(Cost: $59,172,070)		59,172,070

Total Investments—(105.25%)		926,018,094
Other Assets, Less Liabilities— (-5.25)%		(46,185,586)

Net Assets—(100.00%)		$879,832,508

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

Security	Shares	Value
Master Portfolios—(53.84%)
Active Stock Master Portfolio (a)		$300,337,330
CoreAlpha Bond Master Portfolio (a)		59,904,244

Total Master Portfolios		360,241,574

Exchange-Traded Funds—(45.10%)
iShares Barclays TIPS Bond Fund (a)	78,053	8,019,946
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	758,907	21,067,258
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)	2,242,069	41,590,380
iShares MSCI Canada Index Fund (a)	700,963	11,537,851
iShares MSCI EAFE Index Fund (a)(b)	2,814,664	105,803,220
iShares MSCI EAFE Small Cap Index Fund (a)	531,124	12,003,402
iShares MSCI Emerging Markets Index Fund (a)	1,260,016	31,260,997
iShares S&P MidCap 400 Index Fund (a)	975,529	47,459,486
iShares S&P SmallCap 600 Index Fund (a)(b)	629,908	22,985,343

Total Exchange-Traded Funds
(Cost: $462,046,961)		301,727,883

Security	Shares	Value
Short-Term Investments—(11.08%)
Money Market Funds—(11.08%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61% (a)(c)(d)	64,273,623	$64,273,623
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48% (a)(c)(d)	9,882,851	9,882,851

		74,156,474

Total Short-Term Investments
(cost: $74,156,474)		74,156,474

Total Investments—(110.02%)		736,125,931
Other Assets, Less Liabilities— (-10.02)%		(67,069,762)

Net Assets—(100.00%)		$669,056,169

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

Security	Shares	Value
Master Portfolios—(46.79%)
Active Stock Master Portfolio (a)		$4,189,221
CoreAlpha Bond Master Portfolio (a)		80,725

Total Master Portfolios		4,269,946

Exchange-Traded Funds—(53.01%)
iShares Cohen & Steers Realty Majors Index Fund (a)	10,189	282,847
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	30,620	568,001
iShares MSCI Canada Index Fund (a)	10,481	172,517
iShares MSCI EAFE Index Fund (a)(b)	44,810	1,684,408
iShares MSCI EAFE Small Cap Index Fund (a)	8,300	187,580
iShares MSCI Emerging Markets Index Fund (a)	21,020	521,506
iShares S&P MidCap 400 Index Fund (a)	19,746	960,643
iShares S&P SmallCap 600 Index Fund (a)(b)	12,601	459,810

Total Exchange-Traded Funds
(Cost: $5,758,239)		4,837,312

Security	Shares	Value
Short-Term Investments—(10.30%)
Money Market Funds—(10.30%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61% (a)(c)(d)	823,898	$823,898
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48% (a)(c)(d)	116,548	116,548

		940,446

Total Short-Term Investments
(Cost: $940,446)		940,446

Total Investments—(110.10%)		10,047,704
Other Assets, Less Liabilities—(-10.10)%		(921,639)

Net Assets—(100.00%)		$9,126,065

(a)	Affiliated issuer. See Note 2.

(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

Security	Shares	Value
Common Stocks—(95.33%)
Aerospace & Defense—(2.29%)
Boeing Co. (The)	12,057	$428,988
General Dynamics Corp. (a)	104,472	4,344,990
Goodrich Corp. (a)	31,024	1,175,499
L-3 Communications Holdings Inc.	9,875	669,525
Lockheed Martin Corp.	82,123	5,668,951
Northrop Grumman Corp. (a)	166,107	7,248,909
Raytheon Co.	102,328	3,984,652
United Technologies Corp. (a)	84,385	3,626,867

		27,148,381

Agriculture—(2.31%)
Altria Group Inc. (a)	317,341	5,083,803
Archer-Daniels-Midland Co. (a)	75,276	2,091,167
Lorillard Inc.	4,282	264,371
Monsanto Co.	76,010	6,316,431
Philip Morris International Inc. (a)	364,499	12,968,874
Reynolds American Inc. (a)	17,076	612,004

		27,336,650

Airlines—(0.03%)
AMR Corp. (a)(b)	47,473	151,439
Continental Airlines Inc. Class B (a)(b)	3,804	33,513
Southwest Airlines Co.	35,792	226,563

		411,515

Apparel—(0.25%)
Coach Inc. (b)	37,756	630,525
Jones Apparel Group Inc.	12,928	54,556
Liz Claiborne Inc. (a)	7,657	18,913
Nike Inc. Class B (a)	47,882	2,245,187
Phillips-Van Heusen Corp.	1,320	29,938
Polo Ralph Lauren Corp.	676	28,561

		3,007,680

Auto Manufacturers—(0.04%)
Ford Motor Co. (a)(b)	169,649	446,177

		446,177

Auto Parts & Equipment—(0.13%)
Autoliv Inc. (a)	33,672	625,289
Johnson Controls Inc. (a)	36,021	432,252
TRW Automotive Holdings Corp. (b)	9,671	31,141
WABCO Holdings Inc.	36,029	443,517

		1,532,199

Banks—(3.42%)
Bank of America Corp.	1,086,587	7,410,523
Bank of New York Mellon Corp. (The)	176,950	4,998,837
BB&T Corp. (a)	34,835	589,408
Colonial BancGroup Inc. (The) (a)	18,086	16,277
Fifth Third Bancorp	71,566	208,973
Huntington Bancshares Inc. (a)	62,667	104,027

Security	Shares	Value
Common Stocks (Cont.)
Banks (Cont.)
KeyCorp (a)	107,179	$843,499
Northern Trust Corp.	50,849	3,041,787
PNC Financial Services Group Inc. (The)	126,680	3,710,457
Regions Financial Corp. (a)	104,939	447,040
State Street Corp.	112,176	3,452,777
SunTrust Banks Inc. (a)	26,956	316,463
U.S. Bancorp (a)	239,011	3,491,951
Wells Fargo & Co.	811,487	11,555,575
Zions Bancorporation	31,539	310,028

		40,497,622

Beverages—(3.02%)
Coca-Cola Co. (The)	346,501	15,228,719
Coca-Cola Enterprises Inc. (a)	110,935	1,463,233
Hansen Natural Corp. (a)(b)	14,943	537,948
Pepsi Bottling Group Inc. (a)	45,106	998,647
PepsiAmericas Inc. (a)	109,504	1,888,944
PepsiCo Inc.	302,160	15,555,197

		35,672,688

Biotechnology—(1.76%)
Amgen Inc. (b)	281,338	13,931,858
Biogen Idec Inc. (a)(b)	39,710	2,081,598
Celgene Corp. (b)	63,179	2,805,148
Genzyme Corp. (b)	32,842	1,950,486

		20,769,090

Building Materials—(0.24%)
Lennox International Inc. (a)	39,842	1,054,219
Masco Corp. (a)	251,744	1,757,173

		2,811,392

Chemicals—(1.01%)
Airgas Inc. (a)	19,236	650,369
CF Industries Holdings Inc.	20,909	1,487,257
Cytec Industries Inc. (a)	76,574	1,150,141
Dow Chemical Co. (The) (a)	176,374	1,486,833
E.I. du Pont de Nemours and Co.	44,665	997,369
Eastman Chemical Co.	4,809	128,881
Lubrizol Corp. (a)	108,456	3,688,589
Mosaic Co. (The)	39,310	1,650,234
Praxair Inc.	3,444	231,747
Terra Industries Inc. (a)	18,393	516,659

		11,988,079

Coal—(0.05%)
Massey Energy Co. (a)	56,992	576,759
Peabody Energy Corp.	1,094	27,394

		604,153

Commercial Services—(1.10%)
Accenture Ltd. (a)	144,623	3,975,686
Apollo Group Inc. Class A (b)	33,440	2,619,355
Deluxe Corp.	4,484	43,181

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Commercial Services (Cont.)
ITT Educational Services Inc. (a)(b)	8,256	$1,002,444
Lender Processing Services Inc. (a)	6,934	212,250
Manpower Inc. (a)	50,128	1,580,536
McKesson Corp.	94,756	3,320,250
R.R. Donnelley & Sons Co.	24,602	180,333
Strayer Education Inc. (a)	304	54,680
Ticketmaster Entertainment Inc. (b)	11,315	41,752
Tree.com Inc. (b)	2,256	10,423

		13,040,890

Computers—(4.96%)
Affiliated Computer Services Inc. Class A (b)	24,057	1,152,090
Apple Inc. (b)	137,584	14,462,830
Cognizant Technology Solutions Corp. Class A (b)	3,639	75,655
Computer Sciences Corp. (a)(b)	32,191	1,185,916
Dell Inc. (b)	313,463	2,971,629
Hewlett-Packard Co.	375,762	12,046,930
International Business Machines Corp.	202,134	19,584,763
Lexmark International Inc. Class A (a)(b)	68,074	1,148,408
Palm Inc. (b)	4,751	40,954
Seagate Technology	263,885	1,585,949
Sun Microsystems Inc. (a)(b)	157,224	1,150,880
Teradata Corp. (a)(b)	128,321	2,081,367
Western Digital Corp. (a)(b)	58,803	1,137,250

		58,624,621

Cosmetics & Personal Care—(2.58%)
Colgate-Palmolive Co.	51,086	3,013,052
Procter & Gamble Co. (The)	584,404	27,519,584

		30,532,636

Distribution & Wholesale—(0.47%)
Genuine Parts Co. (a)	15,436	460,919
W.W. Grainger Inc. (a)	72,907	5,116,613

		5,577,532

Diversified Financial Services—(4.09%)
Affiliated Managers Group Inc. (b)	47,991	2,001,705
American Express Co.	133,391	1,818,119
AmeriCredit Corp. (b)	19,539	114,499
Ameriprise Financial Inc. (a)	19,093	391,216
Capital One Financial Corp.	62,306	762,625
Charles Schwab Corp. (The)	21,364	331,142
CIT Group Inc.	85,832	244,621
Citigroup Inc. (a)	1,282,584	3,244,938
CME Group Inc. (a)	19,536	4,813,475
Goldman Sachs Group Inc. (The)	79,103	8,386,500
IntercontinentalExchange Inc. (b)	7,918	589,653
Invesco Ltd.	101,329	1,404,420
Jefferies Group Inc. (a)	20,872	288,034
JPMorgan Chase & Co. (a)	640,847	17,033,713
Legg Mason Inc.	26,327	418,599
MF Global Ltd. (b)	7,755	32,804
Morgan Stanley	138,660	3,157,288
NASDAQ OMX Group Inc. (The) (b)	84,789	1,660,169
NYSE Euronext Inc. (a)	59,885	1,071,941
Raymond James Financial Inc. (a)	1,040	20,488
SLM Corp. (b)	129,245	639,763

		48,425,712

Electric—(3.97%)
AES Corp. (The) (a)(b)	276,234	1,604,920
Allegheny Energy Inc. (a)	32,111	744,012
American Electric Power Co. Inc. (a)	84,596	2,136,895
Consolidated Edison Inc.	2,060	81,597

Security	Shares	Value
Common Stocks (Cont.)
Electric (Cont.)
Constellation Energy Group Inc. (a)	28,149	$581,558
Dominion Resources Inc.	4,900	151,851
Duke Energy Corp.	125,207	1,792,964
Edison International (a)	259,078	7,464,037
Entergy Corp.	89,364	6,084,795
Exelon Corp. (a)	141,514	6,423,320
FirstEnergy Corp.	216,404	8,353,194
FPL Group Inc.	19,665	997,605
Integrys Energy Group Inc. (a)	1,070	27,863
MDU Resources Group Inc. (a)	33,381	538,769
NV Energy Inc.	22,758	213,698
Pepco Holdings Inc. (a)	112,816	1,407,944
PG&E Corp. (a)	38,432	1,468,871
Pinnacle West Capital Corp. (a)	34,763	923,305
Progress Energy Inc. (a)	1,448	52,504
Public Service Enterprise Group Inc. (a)	115,012	3,389,404
Southern Co.	67,244	2,059,011
Xcel Energy Inc. (a)	22,387	417,070

		46,915,187

Electrical Components & Equipment—(0.49%)
Emerson Electric Co.	201,960	5,772,017

		5,772,017

Electronics—(0.64%)
Agilent Technologies Inc. (a)(b)	281,700	4,329,729
Flextronics International Ltd. (a)(b)	95,700	276,573
Jabil Circuit Inc.	147,566	820,467
Mettler-Toledo International Inc. (a)(b)	1,748	89,725
Thermo Fisher Scientific Inc. (b)	55,974	1,996,593

		7,513,087

Engineering & Construction—(0.25%)
Fluor Corp. (a)	65,711	2,270,315
McDermott International Inc. (a)(b)	51,587	690,750

		2,961,065

Entertainment—(0.04%)
International Game Technology (a)	43,881	404,583
International Speedway Corp. Class A (a)	1,848	40,767

		445,350

Environmental Control—(0.30%)
Republic Services Inc.	76,799	1,317,103
Waste Management Inc. (a)	89,107	2,281,139

		3,598,242

Food—(2.40%)
ConAgra Foods Inc. (a)	37,690	635,830
Dean Foods Co. (a)(b)	10,249	185,302
Flowers Foods Inc. (a)	27,925	655,679
General Mills Inc. (a)	174,595	8,708,799
Hershey Co. (The)	10,336	359,176
Kellogg Co. (a)	17,524	641,904
Kraft Foods Inc. Class A (a)	173,457	3,866,357
Kroger Co. (The)	245,158	5,202,253
Safeway Inc. (a)	85,712	1,730,525
Sara Lee Corp. (a)	252,090	2,036,887
SUPERVALU Inc. (a)	73,103	1,043,911
Sysco Corp. (a)	128,887	2,938,624
Tyson Foods Inc. Class A (a)	36,205	339,965

		28,345,212

Forest Products & Paper—(0.15%)
International Paper Co. (a)	147,774	1,040,329
MeadWestvaco Corp. (a)	58,927	706,535
Potlatch Corp. (a)	2,182	50,601

		1,797,465

See accompanying notes to schedules of investments.

80

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Gas—(0.33%)
Atmos Energy Corp.	1,164	$26,912
Energen Corp. (a)	45,291	1,319,327
Sempra Energy	8,963	414,449
UGI Corp.	92,398	2,181,517

		3,942,205

Hand & Machine Tools—(0.02%)
Black & Decker Corp. (The) (a)	6,021	190,023
Snap-On Inc.	1,428	35,843

		225,866

Health Care - Products—(4.51%)
Alcon Inc.	36,298	3,299,851
Baxter International Inc.	204,101	10,454,053
Becton, Dickinson and Co. (a)	59,076	3,972,270
C.R. Bard Inc.	5,748	458,231
Covidien Ltd.	166,899	5,547,723
Inverness Medical Innovations Inc. (b)	1,480	39,412
Johnson & Johnson	367,269	19,318,349
Medtronic Inc.	229,843	6,773,473
St. Jude Medical Inc. (b)	93,409	3,393,549
Zimmer Holdings Inc. (b)	1,800	65,700

		53,322,611

Health Care - Services—(0.84%)
Coventry Health Care Inc. (b)	25,231	326,489
Health Net Inc. (b)	49,335	714,371
Humana Inc. (a)(b)	99,581	2,597,072
UnitedHealth Group Inc.	129,038	2,700,765
Universal Health Services Inc. Class B	19,804	759,285
WellPoint Inc. (a)(b)	73,661	2,796,908

		9,894,890

Home Builders—(0.27%)
Centex Corp. (a)	70,088	525,660
D.R. Horton Inc. (a)	66,065	640,830
Lennar Corp. Class A (a)	52,205	392,060
NVR Inc. (a)(b)	3,862	1,651,970

		3,210,520

Home Furnishings—(0.14%)
Harman International Industries Inc. (a)	4,861	65,769
Whirlpool Corp. (a)	53,155	1,572,856

		1,638,625

Household Products & Wares—(0.62%)
Clorox Co. (The) (a)	86,501	4,453,071
Kimberly-Clark Corp. (a)	62,956	2,902,901

		7,355,972

Housewares—(0.02%)
Newell Rubbermaid Inc. (a)	34,888	222,585

		222,585

Security	Shares	Value
Common Stocks (Cont.)
Insurance—(1.89%)
Aflac Inc.	23,708	$458,987
Allstate Corp. (The)	143,217	2,742,606
American International Group Inc. (a)	298,030	298,030
Aon Corp. (a)	44,473	1,815,388
Assurant Inc.	1,913	41,665
Axis Capital Holdings Ltd.	14,332	323,043
Chubb Corp.	51,988	2,200,132
First American Corp.	2,568	68,078
Genworth Financial Inc. Class A	10,675	20,282
Hartford Financial Services Group Inc. (The)	22,133	173,744
Marsh & McLennan Companies Inc. (a)	140,130	2,837,632
MetLife Inc. (a)	88,877	2,023,729
Old Republic International Corp.	8,762	94,805
Principal Financial Group Inc. (a)	34,636	283,322
Progressive Corp. (The) (a)(b)	114,297	1,536,152
Protective Life Corp. (a)	4,501	23,630
Prudential Financial Inc. (a)	33,450	636,219
Travelers Companies Inc. (The)	146,858	5,968,309
Unum Group	27,690	346,125
W.R. Berkley Corp.	3,615	81,518
XL Capital Ltd. Class A	76,414	417,220

		22,390,616

Internet—(2.16%)
Akamai Technologies Inc. (a)(b)	22,635	439,119
eBay Inc. (a)(b)	311,744	3,915,505
Google Inc. Class A (a)(b)	50,293	17,504,982
Netflix Inc. (b)	4,711	202,196
Priceline.com Inc. (a)(b)	6,633	522,548
Symantec Corp. (a)(b)	201,344	3,008,079

		25,592,429

Investment Companies—(0.00%)
American Capital Ltd. (a)	30,769	57,538

		57,538

Iron & Steel—(0.28%)
AK Steel Holding Corp. (a)	23,060	164,187
Nucor Corp. (a)	74,369	2,838,665
United States Steel Corp. (a)	16,407	346,680

		3,349,532

Leisure Time—(0.17%)
Carnival Corp. (a)	95,482	2,062,411

		2,062,411

Lodging—(0.26%)
Choice Hotels International Inc. (a)	93,526	2,414,841
Marriott International Inc. Class A (a)	11,161	182,594
Wyndham Worldwide Corp.	114,131	479,350

		3,076,785

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Machinery—(0.22%)
AGCO Corp. (a)(b)	31,355	$614,558
Cummins Inc. (a)	41,665	1,060,374
Flowserve Corp.	3,389	190,191
Gardner Denver Inc. (b)	8,942	194,399
Manitowoc Co. Inc. (The) (a)	82,300	269,121
Terex Corp. (a)(b)	25,955	240,084

		2,568,727

Manufacturing—(2.69%)
Brink’s Co. (The)	1,012	26,778
Cooper Industries Ltd. Class A (a)	14,647	378,771
Dover Corp. (a)	161,787	4,267,941
Eaton Corp.	10,796	397,941
General Electric Co.	1,446,728	14,626,420
Honeywell International Inc.	125,414	3,494,034
Illinois Tool Works Inc.	16,621	512,758
ITT Corp.	22,115	850,764
Parker Hannifin Corp. (a)	36,677	1,246,284
3M Co.	91,954	4,571,954
Tyco International Ltd.	72,022	1,408,750

		31,782,395

Media—(1.94%)
CBS Corp. Class B (a)	475,094	1,824,361
Comcast Corp. Class A (a)	317,069	4,324,821
DIRECTV Group Inc. (The) (a)(b)	110,121	2,509,658
Dish Network Corp. Class A (a)(b)	45,836	509,238
Gannett Co. Inc. (a)	121,789	267,936
McGraw-Hill Companies Inc. (The)	45,745	1,046,188
News Corp. Class A	62,072	410,917
Time Warner Cable Inc.	61,391	1,522,497
Time Warner Inc. (a)	244,579	4,720,375
Viacom Inc. Class B (a)(b)	124,115	2,157,119
Walt Disney Co. (The) (a)	202,017	3,668,629

		22,961,739

Metal Fabricate & Hardware—(0.07%)
Timken Co. (The) (a)	56,803	792,970

		792,970

Mining—(0.60%)
Alcoa Inc.	4,491	32,964
Century Aluminum Co. (a)(b)	14,644	30,899
Freeport-McMoRan Copper & Gold Inc. (a)	70,608	2,690,871
Newmont Mining Corp. (a)	90,473	4,049,571
Vulcan Materials Co.	7,626	337,756

		7,142,061

Oil & Gas—(11.00%)
Anadarko Petroleum Corp.	24,336	946,427
Apache Corp.	66,369	4,253,589
Chesapeake Energy Corp. (a)	61,276	1,045,369
Chevron Corp. (a)	330,243	22,205,539
Cimarex Energy Co. (a)	25,653	471,502
Comstock Resources Inc. (b)	2,271	67,676
ConocoPhillips	427,412	16,737,454
Devon Energy Corp.	67,150	3,000,934
ENSCO International Inc. (a)	109,362	2,887,157
EOG Resources Inc. (a)	51,898	2,841,934
Exxon Mobil Corp.	822,071	55,983,035
Marathon Oil Corp.	39,813	1,046,684
Noble Corp. (a)	123,046	2,964,178
Noble Energy Inc. (a)	106,885	5,758,964
Occidental Petroleum Corp. (a)	88,442	4,921,797
Sunoco Inc.	1,974	52,272
Tesoro Corp. (a)	13,367	180,053
Ultra Petroleum Corp. (b)	44,130	1,583,826
Valero Energy Corp. (a)	167,882	3,005,088
XTO Energy Inc.	4,506	137,974

		130,091,452

Security	Shares	Value
Common Stocks (Cont.)
Oil & Gas Services—(0.81%)
Baker Hughes Inc. (a)	101,656	$2,902,279
BJ Services Co. (a)	8,157	81,162
Halliburton Co.	176,350	2,728,135
National Oilwell Varco Inc. (b)	16,322	468,605
Oil States International Inc. (b)	5,153	69,153
Schlumberger Ltd. (a)	49,898	2,026,857
Superior Energy Services Inc. (a)(b)	98,727	1,272,591

		9,548,782

Packaging & Containers—(0.17%)
Owens-Illinois Inc. (a)(b)	26,492	382,544
Packaging Corp. of America	5,157	67,144
Pactiv Corp. (b)	16,532	241,202
Sonoco Products Co. (a)	62,680	1,315,026

		2,005,916

Pharmaceuticals—(7.47%)
Abbott Laboratories	158,034	7,538,222
AmerisourceBergen Corp.	7,048	230,188
Bristol-Myers Squibb Co. (a)	518,675	11,369,356
Cardinal Health Inc.	8,634	271,798
Cephalon Inc. (a)(b)	39,247	2,672,721
Eli Lilly and Co. (a)	264,677	8,842,859
Express Scripts Inc. (a)(b)	72,270	3,336,706
Forest Laboratories Inc. (b)	228,116	5,009,427
Gilead Sciences Inc. (b)	135,802	6,290,349
Hospira Inc. (b)	2,884	89,000
King Pharmaceuticals Inc. (b)	114,363	808,546
Medco Health Solutions Inc. (a)(b)	188,479	7,791,722
Merck & Co. Inc. (a)	256,950	6,873,413
Pfizer Inc. (a)	1,162,305	15,830,594
Schering-Plough Corp.	92,099	2,168,931
Wyeth	215,957	9,294,789

		88,418,621

Pipelines—(0.41%)
Questar Corp. (a)	73,463	2,162,016
Williams Companies Inc. (The) (a)	231,519	2,634,686

		4,796,702

Real Estate—(0.05%)
CB Richard Ellis Group Inc. Class A (b)	6,812	27,452
Forest City Enterprises Inc. Class A (a)	3,111	11,200
Jones Lang LaSalle Inc. (a)	26,288	611,459

		650,111

Real Estate Investment Trusts—(0.91%)
Apartment Investment and Management Co. Class A (a)	18,972	103,967
AvalonBay Communities Inc. (a)	12,906	607,356
Boston Properties Inc. (a)	2,442	85,543
Brandywine Realty Trust	13,126	37,409
Camden Property Trust (a)	11,560	249,465
CBL & Associates Properties Inc. (a)	3,094	7,302
Developers Diversified Realty Corp. (a)	18,174	38,711
Equity Residential (a)	31,332	574,942
Essex Property Trust Inc. (a)	3,602	206,539
Federal Realty Investment Trust (a)	3,754	172,684
HCP Inc.	31,170	556,385
Health Care REIT Inc. (a)	20,027	612,626
Hospitality Properties Trust (a)	32,272	387,264
Host Hotels & Resorts Inc. (a)	355,516	1,393,623
Kimco Realty Corp.	5,190	39,548
Macerich Co. (The) (a)	27,363	171,292
Nationwide Health Properties Inc.	1,091	24,209
ProLogis (a)	42,186	274,209
Public Storage (a)	50,229	2,775,152
Simon Property Group Inc. (a)	44,451	1,539,783
SL Green Realty Corp. (a)	7,541	81,443
Taubman Centers Inc. (a)	3,533	60,202
Ventas Inc. (a)	14,619	330,536
Vornado Realty Trust (a)	11,541	383,623

		10,713,813

See accompanying notes to schedules of investments.
82

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

Security	Shares	Value
Common Stocks (Cont.)
Retail—(5.74%)
Abercrombie & Fitch Co. Class A (a)	27,675	$658,665
AutoZone Inc. (a)(b)	4,648	755,858
Barnes & Noble Inc.	27,404	585,898
Best Buy Co. Inc.	27,251	1,034,448
Big Lots Inc. (a)(b)	139,365	2,896,005
BJ’s Wholesale Club Inc. (a)(b)	67,786	2,168,474
CVS Caremark Corp.	208,121	5,721,246
Dollar Tree Inc. (a)(b)	63,109	2,811,506
Family Dollar Stores Inc. (a)	36,955	1,233,188
Gap Inc. (The) (a)	325,026	4,222,088
Home Depot Inc. (a)	305,248	7,191,643
HSN Inc. (b)	14,858	76,370
Kohl’s Corp. (a) (b)	1,164	49,260
Lowe’s Companies Inc. (a)	46,028	840,011
Macy’s Inc.	4,982	44,340
McDonald’s Corp.	207,326	11,313,780
Office Depot Inc. (b)	144,960	189,898
OfficeMax Inc.	16,385	51,121
Penske Automotive Group Inc. (a)	46,873	437,325
RadioShack Corp. (a)	138,907	1,190,433
Ross Stores Inc. (a)	1,594	57,193
Sears Holdings Corp. (b)	442	20,204
Starbucks Corp. (a)(b)	107,561	1,195,003
Target Corp.	50,957	1,752,411
TJX Companies Inc. (The) (a)	145,510	3,730,876
Walgreen Co.	31,307	812,730
Wal-Mart Stores Inc.	299,396	15,598,532
Yum! Brands Inc. (a)	44,695	1,228,219

		67,866,725

Savings & Loans—(0.36%)
New York Community Bancorp Inc. (a)	129,616	1,447,811
People’s United Financial Inc. (a)	157,278	2,826,286

		4,274,097

Semiconductors—(2.64%)
Altera Corp. (a)	50,485	886,012
Analog Devices Inc. (a)	12,860	247,812
Atmel Corp. (b)	27,048	98,184
Broadcom Corp. Class A (a)(b)	83,160	1,661,537
Integrated Device Technology Inc. (a)(b)	115,048	523,468
Intel Corp. (a)	1,350,088	20,318,824
Linear Technology Corp.	7,665	176,142
LSI Corp. (a)(b)	547,697	1,664,999
MEMC Electronic Materials Inc. (a)(b)	54,479	898,359
Micron Technology Inc. (a)(b)	28,243	114,667
NVIDIA Corp. (a)(b)	59,589	587,548
QLogic Corp. (a)(b)	30,088	334,579
Teradyne Inc. (b)	25,230	110,507
Texas Instruments Inc.	213,158	3,519,239
Xilinx Inc. (a)	5,316	101,855

		31,243,732

Software—(4.25%)
Adobe Systems Inc. (a)(b)	285,426	6,105,262
Autodesk Inc. (b)	104,979	1,764,697
BMC Software Inc. (a)(b)	15,949	526,317
CA Inc. (a)	73,641	1,296,818
Dun & Bradstreet Corp. (The) (a)	19,100	1,470,700
IMS Health Inc. (a)	229,443	2,861,154
Microsoft Corp. (a)	1,506,185	27,668,618
Oracle Corp. (b)	472,602	8,539,918

		50,233,484

Telecommunications—(6.14%)
ADTRAN Inc. (a)	23,042	373,511
American Tower Corp. Class A (b)	5,403	164,413
AT&T Inc.	1,028,740	25,924,248
Ciena Corp. (a)(b)	21,748	169,199
Cisco Systems Inc. (a)(b)	1,050,621	17,618,914
CommScope Inc. (a)(b)	13,114	148,975
Embarq Corp. (a)	64,721	2,449,690
Harris Corp. (a)	28,241	817,295
Juniper Networks Inc. (a)(b)	32,627	491,363
Millicom International Cellular SA	7,587	281,022
Motorola Inc. (a)	440,117	1,861,695
QUALCOMM Inc.	155,881	6,065,330
Sprint Nextel Corp. (a)(b)	894,329	3,192,755
Tellabs Inc. (a)(b)	106,566	488,072
United States Cellular Corp. (b)	3,712	123,758
Verizon Communications Inc.	413,560	12,489,512

		72,659,752

Security	Shares or Principal	Value
Common Stocks (Cont.)
Toys, Games & Hobbies—(0.29%)
Hasbro Inc. (a)	135,107	$3,387,132
Mattel Inc.	2,263	26,092

		3,413,224

Transportation—(2.07%)
Burlington Northern Santa Fe Corp.	31,189	1,876,018
CSX Corp.	69,932	1,807,742
FedEx Corp. (a)	108,272	4,817,021
Kirby Corp. (a)(b)	39,543	1,053,426
Landstar System Inc. (a)	10,977	367,400
Norfolk Southern Corp.	117,980	3,981,825
Union Pacific Corp. (a)	128,009	5,262,450
United Parcel Service Inc. Class B	106,462	5,240,060
UTi Worldwide Inc.	8,938	106,809

		24,512,751

Total Common Stocks
(Cost: $1,512,492,835)		1,127,794,281

Short-Term Investments—(18.39%)
Money Market Funds—(18.06%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61% (c)(d)(e)	187,501,065	187,501,065
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48% (c)(d)(e)	26,088,104	26,088,104

		213,589,169

U.S. Treasury Obligations—(0.33%)
U.S. Treasury Bills
0.14%, 06/18/09 (f)(g)	$300,000	299,896
0.17%, 06/25/09 (f)(g)	3,650,000	3,648,620

		3,948,516

Total Short-Term Investments
(Cost: $217,537,300)		217,537,685

Total Investments In Securities—(113.72%)
(Cost: $1,730,030,135)		1,345,331,966
Other Assets, Less Liabilities— (-13.72)%		(162,268,741)

Net Assets—(100.00%)		$1,183,063,225

(a)	All or a portion of this security represents a security on loan. See Note 3.

(b)	Non-income earning security.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

(f)	The rate quoted is the yield to maturity.

(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

As of March 31, 2009, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (June 2009)	651	$25,870,740	$1,072,090

		$25,870,740	$1,072,090

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes—(36.01%)
Aerospace & Defense—(0.38%)
TransDigm Inc.
7.75%, 07/15/14	$250,000	$233,125
United Technologies Corp.
6.13%, 02/01/19	3,400,000	3,660,175

		3,893,300

Agriculture—(1.34%)
Altria Group Inc.
9.25%, 08/06/19	1,100,000	1,176,113
9.70%, 11/10/18	2,750,000	2,993,375
Philip Morris International Inc.
4.88%, 05/16/13	2,200,000	2,224,004
5.65%, 05/16/18	1,300,000	1,291,688
6.38%, 05/16/38	1,500,000	1,452,676
Reynolds American Inc.
2.02%, 06/15/11	5,060,000	4,555,508

		13,693,364

Auto Manufacturers—(0.09%)
DaimlerChrysler North America Holding Corp.
8.50%, 01/18/31 (a)	1,000,000	894,217

		894,217

Auto Parts & Equipment—(0.10%)
Goodyear Tire & Rubber Co. (The)
7.86%, 08/15/11	1,250,000	1,025,000

		1,025,000

Banks—(3.55%)
American Express Bank FSB
5.55%, 10/17/12	5,700,000	5,073,040
American Express Centurion Bank
5.20%, 11/26/10 (a)	1,200,000	1,151,110
Bank of America Corp.
5.49%, 03/15/19	3,500,000	2,068,325
5.65%, 05/01/18	1,500,000	1,251,405
6.00%, 09/01/17	1,125,000	957,566
HSBC Bank USA
5.88%, 11/01/34	1,700,000	1,460,094
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	2,951,139
6.50%, 09/15/37	2,400,000	1,964,035
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	2,400,000	2,249,702
Wachovia Bank N.A.
6.00%, 11/15/17	8,500,000	7,416,063
Wachovia Corp.
5.30%, 10/15/11	2,750,000	2,714,737
Wells Fargo & Co.
5.25%, 10/23/12 (a)	7,300,000	7,093,498

		36,350,714

Beverages—(0.11%)
Bottling Group LLC
5.13%, 01/15/19	1,100,000	1,107,076

		1,107,076

Biotechnology—(0.34%)
Amgen Inc.
5.70%, 02/01/19	2,200,000	2,234,450
Genentech Inc.
4.75%, 07/15/15	1,275,000	1,274,334

		3,508,784

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Building Materials—(0.06%)
CRH America Inc.
6.00%, 09/30/16	$800,000	$564,081

		564,081

Computers—(0.23%)
International Business Machines Corp.
7.63%, 10/15/18	2,050,000	2,351,748

		2,351,748

Diversified Financial Services—(7.24%)
Allstate Life Global Funding Trusts
5.38%, 04/30/13	5,250,000	5,078,183
Ameriprise Financial Inc.
7.52%, 06/01/16	500,000	251,235
Associates Corp. of North America
6.95%, 11/01/18	1,500,000	1,161,318
Bear Stearns Companies Inc. (The)
6.40%, 10/02/17	4,500,000	4,379,607
7.25%, 02/01/18	1,000,000	1,032,714
BP Capital Markets PLC
5.25%, 11/07/13	2,000,000	2,140,694
Capital One Financial Corp.
1.57%, 09/10/09	2,940,000	2,847,625
CIT Group Funding Co. of Canada
5.60%, 11/02/11	950,000	687,129
CIT Group Inc.
5.80%, 07/28/11	800,000	576,914
Citigroup Inc.
4.13%, 02/22/10	2,000,000	1,930,416
5.30%, 10/17/12	1,000,000	881,407
5.50%, 04/11/13	1,750,000	1,537,501
5.50%, 02/15/17	750,000	471,143
5.85%, 07/02/13	2,800,000	2,506,216
6.13%, 11/21/17	1,600,000	1,387,210
6.13%, 08/25/36	800,000	429,886
6.50%, 08/19/13	1,400,000	1,286,481
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	500,000	517,793
Countrywide Home Loans Inc.
4.00%, 03/22/11	800,000	711,918
Credit Agricole SA Series E
1.53%, 03/13/16	2,700,000	2,368,084
Credit Suisse First Boston USA Inc.
4.88%, 01/15/15	900,000	844,343
5.13%, 01/15/14	1,400,000	1,342,243
General Electric Capital Corp.
6.75%, 03/15/32	2,000,000	1,621,796
6.88%, 01/10/39	4,700,000	3,833,273
Genworth Global Funding Trusts
5.75%, 05/15/13	1,000,000	624,225
Goldman Sachs Group Inc. (The)
5.45%, 11/01/12	1,800,000	1,732,486
5.95%, 01/18/18	3,100,000	2,814,301
6.15%, 04/01/18	1,500,000	1,370,127
6.75%, 10/01/37	1,150,000	777,792
7.50%, 02/15/19	1,200,000	1,197,376

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Diversified Financial Services (Cont.)
International Lease Finance Corp.
6.63%, 11/15/13 (a)	$4,200,000	$2,326,376
JPMorgan Chase & Co.
4.75%, 05/01/13 (a)	3,100,000	3,004,886
5.60%, 06/01/11	1,300,000	1,312,597
6.40%, 05/15/38	1,300,000	1,274,667
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	2,500,000	1,894,135
6.88%, 04/25/18	6,350,000	4,966,291
Morgan Stanley
5.25%, 11/02/12	700,000	656,960
5.95%, 12/28/17	850,000	772,143
6.00%, 04/28/15	3,400,000	3,210,001
6.25%, 08/28/17	1,500,000	1,392,274
Williams Companies Inc. (The) Credit Linked Certificate Trust
6.75%, 04/15/09 (b)	5,000,000	4,987,500

		74,139,266

Electric—(3.24%)
Carolina Power & Light Co.
5.30%, 01/15/19	1,300,000	1,316,128
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	914,301
5.88%, 02/01/33	3,500,000	2,882,442
Dominion Resources Inc.
6.40%, 06/15/18	5,250,000	5,236,392
Duke Energy Corp.
6.25%, 06/15/18	2,500,000	2,425,685
Edison Mission Energy
7.63%, 05/15/27	750,000	450,000
Florida Power Corp.
5.65%, 06/15/18	1,000,000	1,042,440
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	6,950,000	6,837,160
Mirant Americas Generation LLC
8.30%, 05/01/11 (a)	500,000	485,000
9.13%, 05/01/31	250,000	172,500
Northern States Power
5.25%, 07/15/35	2,500,000	2,262,497
Oncor Electric Delivery Co.
5.95%, 09/01/13 (b)	2,750,000	2,664,222
Pacific Gas and Electric Co.
5.63%, 11/30/17	1,500,000	1,519,251
PacifiCorp.
5.50%, 01/15/19	1,300,000	1,330,901
PSEG Power LLC
6.95%, 06/01/12 (a)	2,300,000	2,353,328
Southern California Edison Co.
5.50%, 08/15/18	1,250,000	1,292,807

		33,185,054

Environmental Control—(0.05%)
Allied Waste North America Inc.
7.25%, 03/15/15	500,000	472,500

		472,500

Food—(1.45%)
Dean Foods Co.
7.00%, 06/01/16 (a)	250,000	237,500
General Mills Inc.
5.65%, 02/15/19	1,400,000	1,425,276
Kellogg Co.
5.13%, 12/03/12	2,300,000	2,430,290
Kraft Foods Inc.
6.00%, 02/11/13	500,000	526,745
6.13%, 02/01/18 (a)	2,500,000	2,505,647
6.13%, 08/23/18	2,000,000	2,004,792
6.75%, 02/19/14	800,000	864,906

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Food (Cont.)
Kroger Co. (The)
6.40%, 08/15/17	$500,000	$513,291
7.50%, 01/15/14	1,750,000	1,941,744
8.05%, 02/01/10	930,000	961,959
Safeway Inc.
6.25%, 03/15/14	1,100,000	1,154,264
SUPERVALU Inc.
7.88%, 08/01/09 (a)	250,000	250,312

		14,816,726

Health Care - Products—(0.30%)
Baxter International Inc.
5.38%, 06/01/18	3,000,000	3,083,883

		3,083,883

Health Care - Services—(1.41%)
Aetna Inc.
6.75%, 12/15/37	1,200,000	1,004,047
Community Health Systems Inc.
8.88%, 07/15/15	1,000,000	945,000
Res-Care Inc.
7.75%, 10/15/13	250,000	220,625
Roche Holdings Inc.
6.00%, 03/01/19 (b)	4,800,000	4,940,453
UnitedHealth Group Inc.
1.41%, 06/21/10	5,320,000	5,136,987
WellPoint Inc.
7.00%, 02/15/19	2,200,000	2,201,186

		14,448,298

Household Products & Wares—(0.09%)
Kimberly-Clark Corp.
7.50%, 11/01/18	750,000	886,263

		886,263

Insurance—(1.38%)
Chubb Corp.
5.75%, 05/15/18	500,000	493,707
6.00%, 05/11/37	800,000	722,950
6.50%, 05/15/38 (a)	800,000	767,711
Genworth Financial Inc.
6.15%, 11/15/16 (a)	2,100,000	273,832
Lincoln National Corp.
6.05%, 04/20/17	1,100,000	231,000
Markel Corp.
7.35%, 08/15/34	1,000,000	789,515
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	400,000	356,643
9.25%, 04/15/19	2,300,000	2,344,638
MetLife Inc.
5.38%, 12/15/12	4,175,000	3,942,736
6.40%, 12/15/36	1,000,000	420,000
7.72%, 02/15/19	1,500,000	1,344,991
Prudential Financial Inc.
5.15%, 01/15/13	1,750,000	1,300,750
Travelers Companies Inc. (The)
6.25%, 03/15/37	500,000	265,331
6.25%, 06/15/37	1,000,000	914,968

		14,168,772

Iron & Steel—(0.54%)
Ispat Inland ULC
9.75%, 04/01/14	6,038,000	5,494,580

		5,494,580

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Machinery—(0.19%)
Case New Holland Inc.
6.00%, 06/01/09 (a)	$2,000,000	$1,985,000

		1,985,000

Manufacturing—(0.24%)
Tyco International Finance SA
8.50%, 01/15/19	2,400,000	2,477,251

		2,477,251

Media—(1.34%)
Comcast Corp.
5.70%, 05/15/18	7,050,000	6,612,562
CSC Holdings Inc.
7.63%, 04/01/11	500,000	496,250
EchoStar DBS Corp.
6.38%, 10/01/11	500,000	482,500
Time Warner Cable Inc.
6.75%, 07/01/18	3,900,000	3,660,946
8.25%, 04/01/19	1,200,000	1,233,146
Time Warner Entertainment Co.
8.38%, 07/15/33	1,300,000	1,229,822

		13,715,226

Mining—(0.08%)
Vale Overseas Ltd.
6.88%, 11/21/36	1,000,000	863,539

		863,539

Office & Business Equipment—(0.26%)
Xerox Corp.
2.06%, 12/18/09	2,750,000	2,674,741

		2,674,741

Oil & Gas—(1.98%)
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,289,595
Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	420,000
ConocoPhillips
5.75%, 02/01/19	2,200,000	2,214,584
Devon Energy Corp.
6.30%, 01/15/19	2,300,000	2,244,052
Enterprise Products Operating LP
7.50%, 02/01/11	3,600,000	3,659,242
Enterprise Products Operating LP Series B
4.63%, 10/15/09	2,000,000	1,988,200
5.75%, 03/01/35	1,500,000	1,098,786
Forest Oil Corp.
7.25%, 06/15/19	250,000	197,500
8.00%, 12/15/11	500,000	480,000
Hess Corp.
8.13%, 02/15/19	1,000,000	1,030,870
Marathon Oil Corp.
6.60%, 10/01/37	1,000,000	795,550
7.50%, 02/15/19	500,000	503,744
Parker Drilling Co.
9.63%, 10/01/13	500,000	335,000
Shell International Finance BV
6.38%, 12/15/38	1,100,000	1,158,326
XTO Energy Inc.
5.50%, 06/15/18	2,000,000	1,857,684

		20,273,133

Oil & Gas Services—(0.04%)
Weatherford International Ltd.
9.63%, 03/01/19	400,000	413,725

		413,725

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Packaging & Containers—(0.05%)
Crown Americas Inc.
7.63%, 11/15/13	$500,000	$501,875

		501,875

Pharmaceuticals—(0.57%)
Novartis Securities Investment Ltd.
5.13%, 02/10/19	4,200,000	4,264,352
Pfizer Inc.
6.20%, 03/15/19	1,500,000	1,598,577

		5,862,929

Pipelines—(1.31%)
Colorado Interstate Gas Co.
6.80%, 11/15/15	176,000	164,981
Copano Energy LLC
8.13%, 03/01/16	250,000	211,250
El Paso Corp.
7.80%, 08/01/31	250,000	186,800
Energy Transfer Partners LP
9.70%, 03/15/19	1,900,000	2,017,735
Kinder Morgan Energy Partners LP
5.85%, 09/15/12	3,500,000	3,456,387
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	214,610
Plains All American Pipeline LP
6.70%, 05/15/36	1,000,000	723,737
TransCanada Pipelines Ltd.
6.50%, 08/15/18	3,750,000	3,740,273
7.13%, 01/15/19	2,600,000	2,712,869

		13,428,642

Real Estate—(0.09%)
Westfield Capital Corp. Ltd.
4.38%, 11/15/10 (b)	1,000,000	926,723

		926,723

Real Estate Investment Trusts—(0.48%)
Omega Healthcare Investors Inc.
7.00%, 01/15/16	250,000	223,750
Simon Property Group LP
5.30%, 05/30/13	2,500,000	2,041,310
5.75%, 05/01/12	3,000,000	2,594,964

		4,860,024

Retail—(0.98%)
CVS Caremark Corp.
1.56%, 06/01/10	4,000,000	3,854,340
Home Depot Inc.
1.45%, 12/16/09	1,000,000	981,087
McDonald’s Corp.
5.70%, 02/01/39	1,100,000	1,066,143
Staples Inc.
9.75%, 01/15/14	800,000	837,488
Yum! Brands Inc.
6.25%, 03/15/18	2,500,000	2,331,123
6.88%, 11/15/37	1,100,000	912,005

		9,982,186

Software—(0.37%)
Oracle Corp.
5.25%, 01/15/16	1,500,000	1,529,442
5.75%, 04/15/18	2,150,000	2,243,781

		3,773,223

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

Security	Principal	Value
Corporate Bonds & Notes (Cont.)
Telecommunications—(5.44%)
AT&T Inc.
4.95%, 01/15/13	$1,500,000	$1,521,683
5.50%, 02/01/18	1,250,000	1,208,694
5.80%, 02/15/19	2,800,000	2,741,010
AT&T Wireless Services Inc.
8.75%, 03/01/31	1,000,000	1,096,657
BellSouth Corp.
6.55%, 06/15/34	4,000,000	3,712,168
Citizens Communications Co.
6.25%, 01/15/13	500,000	453,125
Deutsche Telekom International Finance AG
8.50%, 06/15/10	3,250,000	3,394,898
8.75%, 06/15/30	3,500,000	3,739,075
Embarq Corp.
6.74%, 06/01/13	1,750,000	1,631,875
France Telecom SA
7.75%, 03/01/11	3,300,000	3,534,274
8.50%, 03/01/31	2,000,000	2,521,610
Koninklijke KPN NV
8.00%, 10/01/10	1,500,000	1,551,833
Rogers Wireless Inc.
6.38%, 03/01/14	2,000,000	2,024,758
7.50%, 03/15/15	750,000	777,299
7.50%, 08/15/38	800,000	793,328
Telecom Italia Capital SA
4.00%, 01/15/10	1,680,000	1,654,435
5.25%, 10/01/15	2,500,000	2,107,885
7.00%, 06/04/18	3,300,000	2,991,077
Telefonica Emisiones SAU
1.59%, 06/19/09	2,630,000	2,620,719
5.86%, 02/04/13	3,600,000	3,727,793
6.22%, 07/03/17	2,100,000	2,152,112
Verizon Communications Inc.
5.25%, 04/15/13	4,500,000	4,593,537
8.75%, 11/01/18	2,000,000	2,288,360
8.95%, 03/01/39	500,000	574,597
Vodafone Group PLC
5.63%, 02/27/17	950,000	941,535
7.88%, 02/15/30	1,250,000	1,373,284

		55,727,621

Transportation—(0.69%)
CNF Inc.
6.70%, 05/01/34	2,500,000	1,527,485
CSX Corp.
5.75%, 03/15/13	2,600,000	2,511,556
6.15%, 05/01/37	1,750,000	1,237,117
FedEx Corp.
8.00%, 01/15/19	600,000	631,473
Norfolk Southern Corp.
5.75%, 01/15/16 (b)	1,100,000	1,105,227

		7,012,858

Total Corporate Bonds & Notes
(Cost: $392,469,504)		368,562,322

Asset-Backed Securities—(8.08%)
AmeriCredit Automobile Receivables Trust Series 2007-AX Class A3
5.19%, 11/06/11	2,612,279	2,567,949
AmeriCredit Prime Automobile Receivables Series 2007-2-M Class A2B
0.91%, 11/08/10	417,294	415,024
Asset Backed Funding Corp. Certificates Series 2005-OPT1 Class A1SS
0.77%, 07/25/35	2,762,278	2,482,596
Asset Backed Funding Corp. Certificates Series 2006-OPT2 Class A3B
0.63%, 10/25/36	3,100,000	2,589,393

Security	Principal	Value
Asset-Backed Securities (Cont.)
Bear Stearns Asset Backed Securities Trust Series 2005-HE7 Class 1A3
0.93%, 07/25/35	$2,285,031	$2,232,705
Capital One Auto Finance Trust Series 2006-B Class A3A
5.45%, 02/15/11	922,096	921,109
Carrington Mortgage Loan Trust Series 2007-FRE1 Class A1
0.64%, 02/25/37	4,038,172	3,289,967
Countrywide Asset-Backed Certificates Series 2004-10 Class AF4
4.51%, 07/25/32	1,599,082	1,524,111
Countrywide Asset-Backed Certificates Series 2004-AB2 Class A3
0.93%, 05/25/36	3,311,209	2,714,838
Countrywide Asset-Backed Certificates Series 2006-20 Class 2A1
0.57%, 04/25/28	3,488,864	3,263,239
Countrywide Asset-Backed Certificates Series 2006-22 Class 2A1
0.57%, 05/25/47	397,572	360,444
Countrywide Asset-Backed Certificates Series 2006-25 Class 2A1
0.59%, 06/25/37	5,893,894	5,287,315
Countrywide Asset-Backed Certificates Series 2007-5 Class 2A1
0.62%, 04/25/29	4,957,370	4,227,020
Countrywide Asset-Backed Certificates Series 2007-6 Class 2A1
0.62%, 09/25/37	783,145	688,556
Countrywide Asset-Backed Certificates Series 2007-7 Class 2A1
0.60%, 10/25/37	703,215	621,213
Countrywide Asset-Backed Certificates Series 2007-8 Class 2A1
0.58%, 11/25/37	5,826,505	5,023,048
Fremont Home Loan Trust Series 2006-3 Class IIA1
0.59%, 02/25/37	1,019,330	999,800
GSAMP Trust Series 2007-HE2 Class A2A
0.59%, 03/25/37 (c)	4,120,317	2,513,393
Home Equity Asset Trust Series 2006-4 Class 2A3
0.69%, 08/25/36	5,800,000	3,650,909
Lehman XS Trust Series 2005-4 Class 1A2
0.79%, 10/25/35	3,400,674	3,109,428
Long Beach Mortgage Loan Trust Series 2005-WL2 Class 3A1
0.70%, 08/25/35	440,768	415,129
Morgan Stanley Home Equity Loan Trust Series 2006-1 Class A2B
0.72%, 12/25/35	4,174,906	3,546,185
Morgan Stanley Home Equity Loan Trust Series 2007-2 Class A1
0.62%, 04/25/37 (c)	4,982,205	3,088,967
Popular ABS Mortgage Pass-Through Trust Series 2007-A Class A1
0.61%, 06/25/37	1,837,722	1,391,612
Residential Asset Mortgage Products Inc. Series 2006-NC2 Class A2
0.71%, 02/25/36	2,700,176	1,845,683
Residential Asset Securities Corp. Series 2005-KS12 Class A2
0.77%, 01/25/36	5,548,032	4,359,810

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

Security	Principal	Value
Asset-Backed Securities (Cont.)
Saxon Asset Securities Trust Series 2005-4 Class A1A
0.75%, 11/25/37	$4,417,758	$3,737,105
Securitized Asset Backed Receivables LLC Trust Series 2005-FR5 Class A1A
0.81%, 08/25/35	4,257,815	3,763,150
Securitized Asset Backed Receivables LLC Trust Series 2006-FR3 Class A2
0.66%, 05/25/36	4,566,633	2,813,046
Soundview Home Equity Loan Trust Series 2006-EQ1 Class A2
0.63%, 10/25/36	3,811,526	3,169,303
Soundview Home Equity Loan Trust Series 2006-EQ2 Class A1
0.60%, 01/25/37	2,412,304	2,305,991
Structured Asset Investment Loan Trust Series 2005-11 Class A6
0.74%, 01/25/36	4,882,047	3,755,213

Total Asset-Backed Securities
(Cost: $91,182,530)		82,673,251

Collateralized Mortgage Obligations—(7.39%)
Mortgage-Backed Securities—(7.39%)
Banc of America Commercial Mortgage Inc. Series 2006-2, Class A4
5.74%, 05/10/45	3,245,000	2,405,480
Bear Stearns Commercial Mortgage Securities Series 2007-PWR16 Class A4
5.72%, 06/11/40	3,000,000	2,228,361
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class A1
5.30%, 01/15/46	5,118,062	5,093,192
Countrywide Alternative Loan Trust Series 2005-38 Class A3
0.87%, 09/25/35	5,895,649	2,172,547
Federal Home Loan Mortgage Corp. Series 2827 Class PF
0.76%, 04/15/28	993,353	990,627
Greenpoint Mortgage Funding Trust Series 2007-AR1 Class 2A1A
0.72%, 03/25/47	11,958,232	4,594,124
Greenpoint Mortgage Funding Trust Series 2007-AR2 Class 1A4A
0.69%, 04/25/47	9,762,038	3,560,184
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class A3B
5.56%, 04/15/43	10,000,000	7,970,597
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-LDPX Class A1S
4.93%, 01/15/49	9,917,037	8,613,535
JPMorgan Mortgage Acquisition Corp. Series 2006-FRE1 Class A3
0.71%, 05/25/35	3,143,441	2,537,525
LB-UBS Commercial Mortgage Trust Series 2006-C1 Class A4
5.16%, 02/15/31	2,800,000	2,135,690
LB-UBS Commercial Mortgage Trust Series 2007-C6 Class A4
5.86%, 07/15/40	5,700,000	3,917,217
Merrill Lynch Mortgage Trust Series 2006-C1 Class A1
5.53%, 05/12/39	4,978,744	4,967,828
Merrill Lynch Mortgage Trust Series 2006-C2 Class A1
5.60%, 08/12/43	2,779,837	2,774,335

Security	Principal	Value
Collateralized Mortgage Obligations (Cont.)
Mortgage-Backed Securities (Cont.)
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class A1
4.71%, 07/12/46	$1,994,681	$1,969,242
Permanent Financing PLC Series 5 Class 3A
1.45%, 06/10/34	2,500,000	2,476,258
Structured Asset Mortgage Investments Inc. Series 2006-AR6 Class 2A1
0.71%, 07/25/46	10,049,526	4,058,898
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class A5
5.42%, 01/15/45	5,700,000	4,423,743
Washington Mutual Alternative Mortgage Series 2007-OA4 Class A1A
2.39%, 04/25/47 (c)	12,775,818	4,487,506
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA6 Class 1A
2.44%, 07/25/47 (c)	12,637,846	4,295,880

		75,672,769

Total Collateralized Mortgage Obligations
(Cost: $94,681,801)		75,672,769

U.S. Government & Agency Obligations—(53.99%)
Mortgage-Backed Securities—(47.23%)
Federal Home Loan Mortgage Corp.
4.33%, 09/01/33	1,298,800	1,319,294
4.34%, 10/01/33	2,419,603	2,463,546
4.50%, 08/01/20	2,856,440	2,954,868
4.50%, 04/01/24 (d)	16,000,000	16,457,500
4.50%, 04/01/39 (d)	5,000,000	5,100,781
4.62%, 04/01/38	16,341,813	16,662,545
5.00%, 10/01/20	5,118,699	5,325,473
5.00%, 12/15/34	1,340,406	68,496
5.50%, 04/01/24 (d)	10,000,000	10,425,000
5.50%, 05/15/24	2,407,440	38,210
5.50%, 03/15/25	1,057,869	22,322
5.50%, 02/15/27	23,767,800	24,176,624
5.50%, 05/15/29	3,241,483	159,987
5.50%, 10/01/32	11,306,705	11,786,025
5.50%, 05/01/34	61,376	63,882
5.50%, 10/01/34	424,672	442,012
5.50%, 04/01/39 (d)	28,000,000	29,050,000
6.00%, 12/01/28	3,539,233	3,733,511
6.00%, 09/01/34	1,564,939	1,641,551
6.00%, 09/01/38	8,324,433	8,711,978
6.00%, 04/01/39 (d)	19,000,000	19,860,937
6.36%, 11/01/36	9,443,807	9,811,892
6.50%, 05/01/21	1,322	1,408
6.50%, 09/01/21	1,226,598	1,287,072
6.50%, 07/01/32	4,933,735	5,240,649
6.50%, 01/01/36	11,787	12,454
Federal National Mortgage Association
3.86%, 07/01/35	2,116,461	2,165,082
3.98%, 05/01/33	6,185,495	6,198,274
4.00%, 04/01/24 (d)	5,000,000	5,080,469
4.10%, 08/01/33	4,516,856	4,492,469
4.28%, 06/01/35	3,261,063	3,332,976
4.50%, 04/01/24 (d)	3,850,000	3,963,094
4.50%, 08/01/35	7,488,212	7,662,913
5.00%, 01/01/18	943,371	986,786
5.00%, 09/01/18	6,210,112	6,490,084
5.00%, 12/01/18	504,262	526,996
5.00%, 01/01/19	430,103	449,493
5.00%, 06/01/19	981,914	1,024,963
5.00%, 08/01/19	522,391	544,636
5.00%, 09/01/19	387,739	404,250

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

Security	Principal	Value
U.S. Government & Agency Obligations (Cont.)
Mortgage-Backed Securities (Cont.)
Federal Home Loan Mortgage Corp. (Cont.)
5.00%, 11/01/19	$1,016,861	$1,060,163
5.00%, 01/01/20	504,799	525,349
5.00%, 05/01/20	4,871,703	5,070,022
5.00%, 06/01/20	439,425	457,313
5.00%, 11/01/33	43,451,193	44,982,168
5.00%, 12/01/33	13,687,039	14,169,293
5.00%, 03/01/34	6,888,201	7,130,902
5.08%, 04/01/37	1,666,189	1,714,164
5.11%, 01/01/36	3,755,936	3,865,953
5.14%, 01/01/35	3,084,313	3,169,783
5.50%, 09/01/19	3,401,975	3,563,285
5.50%, 10/01/19	2,301,083	2,410,193
5.50%, 07/01/33	24,882,546	25,934,222
5.50%, 01/01/34	5,523,778	5,757,243
5.50%, 07/01/34	9,545,650	9,937,171
5.50%, 02/01/35	4,018,041	4,182,843
5.50%, 03/01/35	938,875	976,503
5.50%, 09/01/36	11,468,922	11,953,663
5.50%, 12/01/36	4,729,259	4,914,365
5.50%, 06/01/38	14,996,403	15,583,372
6.00%, 02/25/27	1,964,215	2,004,517
6.00%, 03/01/33	565,867	594,100
6.00%, 08/01/34	247,390	259,424
6.00%, 08/01/37	5,415,240	5,662,270
6.00%, 02/01/38	10,611,498	11,095,569
6.00%, 04/01/39 (d)	17,000,000	17,754,375
6.50%, 07/01/32	8,626,987	9,156,653
6.50%, 04/01/39	6,000,000	6,318,750
6.50%, 04/01/39 (d)	10,000,000	10,529,687
Government National Mortgage Association
5.00%, 04/01/39 (d)	10,000,000	10,368,750
5.50%, 06/15/34	1,397,938	1,459,905
6.00%, 01/15/39	17,837,088	18,661,209
6.00%, 02/15/39	2,000,429	2,092,854

		483,456,535

U.S. Government Agency Obligations—(4.95%)
Federal Home Loan Mortgage Corp.
3.75%, 03/27/19	9,900,000	10,032,967
5.00%, 04/18/17 (a)	29,000,000	31,674,554
Federal National Mortgage Association
6.25%, 02/01/11	8,500,000	8,978,720

		50,686,241

U.S. Government Obligations—(1.81%)
U.S. Treasury Bonds
6.13%, 08/15/29 (e)	700,000	952,875
U.S. Treasury Inflation-Indexed Bonds
2.50%, 01/15/29	14,255,820	15,438,571
U.S. Treasury Notes
3.13%, 04/15/09 (e)	605,000	605,662
4.00%, 02/15/14 (e)	1,350,000	1,501,980

		18,499,088

Total U.S. Government & Agency Obligations
(Cost: $538,492,724)		552,641,864

Security	Shares	Value
Short-Term Investments—(14.46%)
Money Market Funds—(14.46%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.61% (f)(g)(h)	143,555,505	$143,555,505
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.48% (f)(g)(h)	4,417,254	4,417,254

		147,972,759

Total Short-Term Investments
(Cost: $147,972,759)		147,972,759

Total Investments in Securities—(119.93%)
(Cost: $1,264,799,318)		1,227,522,965
Other Assets, Less Liabilities— (-19.93)%		(203,968,854)

Net Assets—(100.00%)		$1,023,554,111

(a)	All or a portion of this security represents a security on loan. See Note 3.

(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

(c)	Security valued using Level 3 inputs. See Note 1.

(d)	To-be-announced (TBA). See Note 1.

(e)	This U.S. Treasury Bond or Note is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

(f)	Affiliated issuer. See Note 2.

(g)	The rate quoted is the annualized seven-day yield of the fund at period end.

(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

As of March 31, 2009, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Notes (July 2009)	(10)	$(2,178,906)	$(5,040)
5-Year U.S. Treasury Notes (July 2009)	2,167	257,365,109	717,954
10-Year U.S. Treasury Notes (June 2009)	(778)	(96,532,781)	191,740
30-Year U.S. Treasury Bonds (June 2009)	268	34,760,437	556,446

		$193,413,859	$1,461,100

See accompanying notes to schedules of investments.

As of March 31, 2009, the Master Portfolio held the following open swap contracts:

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
Agreement with Deutsche Bank AG dated 9/17/08 to pay 7.50% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Wells Fargo Co. 1.38% due 10/28/15. Expiring 9/20/13.	$500,000	$(86,643)
Agreement with Deutsche Bank AG dated 9/17/08 to pay 7.50% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Wells Fargo Co. 1.38% due 10/28/15. Expiring 12/20/13.	500,000	(90,889)
Agreement with Deutsche Bank AG dated 9/19/08 to receive 3.25% per year times the notional amount. The Master Portfolio makes payment only upon a default event of General Electric Capital Corp. 6.00% due 6/15/12. Expiring 12/20/13.	4,000,000	(577,238)
Agreement with Deutsche Bank AG dated 11/13/08 to pay 3.50% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 6/20/13.	27,066,760	2,061,203
Agreement with Deutsche Bank AG dated 3/17/09 to pay 6.80% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Bank of America Corp. 7.40% due 1/15/11. Expiring 6/20/14.	1,500,000	35,132
Agreement with Goldman Sachs International Ltd. dated 10/17/08 to pay 1.50% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, North America Investment Grade. Expiring 4/7/09.	18,000,000	635,799
Agreement with JPMorgan Chase Bank N.A. dated 8/10/06 to pay 0.65% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 8.88% due 5/1/10. Expiring 9/20/13.	2,500,000	441,185
Agreement with JPMorgan Chase Bank N.A. dated 10/16/06 to pay 0.71% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 6.70% due 5/1/34. Expiring 12/20/13.	3,000,000	545,113
Agreement with JPMorgan Chase Bank N.A. dated 10/24/08 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of SLM Corp. 5.13% due 8/27/12. Expiring 12/20/13.	900,000	(299,733)
Agreement with Merrill Lynch International dated 10/8/08 to pay 5.00% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, North America High Yield. Expiring 12/20/13.	14,792,500	4,696,795

	$72,759,260	$7,360,724

See accompanying notes to schedules of investments.

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of March 31, 2009, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedules of investments for the Active Stock, CoreAlpha Bond, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050 and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

1.	Portfolio Securities

Security Valuation

The securities and other assets of each Master Portfolio are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”). The Master Portfolios are subject to the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Master Portfolios. The Master Portfolios consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolios’ perceived risk of that instrument.

The following tables summarize the inputs used in valuing the Master Portfolios’ investments as of March 31, 2009:

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

	Investments in Securities
Master Portfolio	Level 1	Level 2	Level 3	Total
Active Stock	$1,345,331,966	$—	$—	$1,345,331,966
CoreAlpha Bond	151,033,276	1,062,103,943	14,385,746	1,227,522,965
LifePath Retirement	75,679,488	168,995,560	—	244,675,048
LifePath 2010	211,343,288	446,599,406	—	657,942,694
LifePath 2020	458,063,384	717,710,133	—	1,175,773,517
LifePath 2030	417,217,377	508,800,717	—	926,018,094
LifePath 2040	375,884,357	360,241,574	—	736,125,931
LifePath 2050	5,777,758	4,269,946	—	10,047,704
S&P 500 Index	1,745,728,093	—	—	1,745,728,093

	Other Financial Instruments (a)
Master Portfolio	Level 1	Level 2	Level 3	Total
Active Stock	$1,072,090	$—	$—	$1,072,090
CoreAlpha Bond	1,461,100	7,360,724	—	8,821,824
S&P 500 Index	1,940,617	—	—	1,940,617

(a)	Other financial instruments include futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the financial instrument.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value of the CoreAlpha Bond Master Portfolio for the quarter ended March 31, 2009:

Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
$26,974,252	$—	$(2,840,475)	$3,319,774	$(13,067,805)	$14,385,746	$(3,056,788)

Futures Contracts

The Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios may enter into futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually transacting in the commodities or financial instruments. A futures contract is an agreement between two parties to buy and sell a particular commodity or financial instrument at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of March 31, 2009, the Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills and U.S. Treasury Bonds and Notes with face amounts of $3,950,000, $2,655,000 and $6,600,000, respectively, for initial margin requirements on outstanding futures contracts.

When Issued/TBA Transactions

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Swap Transactions

The CoreAlpha Bond Master Portfolio may enter into swaps, including, but not limited to, interest-rate, index and credit default swaps as well as structured credit instruments, including but not limited to ABX (an index of asset-backed securities), CMBX (an index of commercial mortgage-backed securities), and CDX (an index of credit default securities) indexes, which are comprised of credit default swaps. Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction(s), it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction(s). In the event the other party to the swap transaction(s) were to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with conventional securities transactions. The Master Portfolio segregates liquid assets in connection with transactions in swaps.

Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps (sometimes referred to as total return swaps) involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. In each case, the exchange of commitments can involve payments to be made in the same currency or in different currencies. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Details of interest-rate swaps, if any, held by the Master Portfolio as of March 31, 2009 are included in its Schedule of Investments.

A credit default swap is a contract between two parties which transfers the credit risk of an entity (the “reference entity”) for a defined period whereby if there is a Credit Event then the seller of protection pays a predetermined amount to the buyer of protection. A “Credit Event” is commonly defined as the reference entity’s (a) failing to pay principal or interest on time, (b) restructuring its debt, (c) accelerating its debt, or (d) entering bankruptcy. The buyer of credit protection pays a premium to the seller of credit protection until the earlier of a Credit Event or the scheduled termination date of the credit default swap. Credit default swaps can be used to implement Barclays Global Fund Advisors’ (“BGFA”) view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, the Master Portfolio may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Master Portfolio to make payments upon the occurrence of a Credit Event creates leveraged exposure to the credit risk of the referenced entity. The Master Portfolio may also buy credit default protection with respect to a reference entity if, in the judgment of BGFA, there is a high likelihood of credit deterioration. In such instance, the Master Portfolio will pay a premium regardless of whether there is a Credit Event. The credit default swap market in high yield securities is comparatively new and rapidly evolving compared to the credit default swap market for more seasoned and liquid investment grade securities creating the risk that the newer markets will be less liquid and it may be difficult to exit or enter into a particular transaction. In the event of counterparty default, the Master Portfolio would have rights solely against the counterparty and will have no recourse against the reference entity as a result of the counterparty default. Details of credit default swaps held by the Master Portfolio as of March 31, 2009 are included in its Schedule of Investments.

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated obligation that is being hedged, in the event the reference entity experiences a Credit Event. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the transaction.

Alternatively, if the transaction were to be physically settled, the counterparty, as seller of protection, would agree that if a specified Credit Event occurs, it would take delivery of an obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for the loss in market value of the designated obligation if the reference entity suffered a Credit Event and the credit default swap were to be cash settled. In the event that the transaction were to be physically settled on the occurrence of a specified Credit Event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an obligation specified at the time of the occurrence of the relevant Credit Event and would pay to the counterparty an amount equal to the notional amount of the transaction.

In an attempt to increase the liquidity of credit default swaps, numerous credit default swaps may also be aggregated into structured credit instruments based on indexes such as the ABX (an index of asset-backed securities), CMBX (an index of commercial mortgage-backed securities), and CDX (an index of credit default securities) indexes. In addition to the risks generally associated with credit default swaps, these structured credit instruments carry additional risks including, but not limited to: (i) concentrated portfolios with heightened exposure to movements in a particular segment of the market; (ii) significant leverage that could magnify the affect of adverse events; (iii) distributions from the collateral may not be adequate to make interest or other payments; (iv) the quality of the collateral may decline in value or default; (v) structured credit instruments may be organized into tranches, with subordinate tranches facing increased exposure to adverse events; (vi) the market for structured credit instruments may become illiquid; and (vii) structured credit instruments may give rise to disputes with the issuer or unexpected investment results.

The Master Portfolio may also write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if it decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. As of March 31, 2009, the Master Portfolio did not hold any swaptions.

The following table summarizes the open credit default swap agreements in which the CoreAlpha Bond Master Portfolio sold credit default protection as of March 31, 2009:

Counterparty	Security Deliverable on Default	Currency	Expiration Date	Receive Fixed Rate	Notional Amount	Maximum Potential Amount of Future Payments by the Master Portfolio Under the Contract	Fair Value (a)
Deutsche Bank AG	General Electric Capital Corp.	USD	12/20/13	3.25%	$4,000,000	$4,000,000	$(577,238)
JPMorgan Chase Bank N.A.	SLM Corp.	USD	12/20/13	5.00%	900,000	900,000	(299,733)

						$4,900,000	$(876,971)

(a)	Valued at the unrealized appreciation (depreciation) of the credit default swaps.

The Master Portfolio entered into the above two credit default swaps to simulate long bond positions that are unavailable in the bond market. These are bilateral contracts between the counterparty and the Master Portfolio; as a result, there were no recourse provisions that would enable the Master Portfolio to recover from third parties any of the amounts paid under these credit default swaps.

Short Sales

The Active Stock and CoreAlpha Bond Master Portfolios may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. The amount at risk for short sales may exceed the amount reflected in the financial statements. Details of the short positions held by the Master Portfolios as of March 31, 2009, if any, are included in the Schedules of Investments.

Federal Income Taxes

As of March 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Active Stock	$1,757,553,258	$—	$(412,221,292)	$(412,221,292)
CoreAlpha Bond	1,264,880,098	20,613,066	(57,970,199)	(37,357,133)
LifePath Retirement (a)	94,411,591	350,647	(19,082,750)	(18,732,103)
LifePath 2010 (a)	267,174,087	1,379,547	(57,210,346)	(55,830,799)
LifePath 2020 (a)	625,709,887	2,453,507	(170,100,010)	(167,646,503)
LifePath 2030 (a)	585,340,805	1,899,684	(170,023,112)	(168,123,428)
LifePath 2040 (a)	536,203,435	—	(160,319,078)	(160,319,078)
LifePath 2050 (a)	6,698,685	—	(920,927)	(920,927)
S&P 500 Index	2,426,390,594	175,089,143	(855,751,644)	(680,662,501)

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

2.	Transactions with Affiliates

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which Barclays Global Investors, N.A. is an affiliate, to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

Each Master Portfolio may invest in certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The following table provides information about the direct investment by each Master Portfolio (exclusive of short-term investments) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the quarter ended March 31, 2009.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Loss
LifePath Retirement
iShares Barclays TIPS Bond Fund	229	2	18	213	$21,879,071	$—	$(134,047)
iShares Cohen & Steers Realty Majors Index Fund	41	4	3	42	1,172,305	23,505	(110,656)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	120	11	5	126	2,329,676	27,541	(105,434)
iShares MSCI Canada Index Fund	108	4	6	106	1,745,023	—	(98,868)
iShares MSCI EAFE Index Fund	444	53	58	439	16,494,154	—	(2,097,594)
iShares MSCI EAFE Small Cap Index Fund	91	—	9	82	1,843,437	—	(187,009)
iShares MSCI Emerging Markets Index Fund	210	15	30	195	4,826,612	—	(748,660)
iShares S&P MidCap 400 Index Fund	224	18	15	227	11,021,657	46,468	(503,595)
iShares S&P SmallCap 600 Index Fund	134	21	9	146	5,321,446	19,138	(292,552)

					$66,633,381	$116,652	$(4,278,415)

LifePath 2010
iShares Barclays TIPS Bond Fund	613	4	64	553	$56,833,594	$—	$(397,599)
iShares Cohen & Steers Realty Majors Index Fund	136	—	—	136	3,766,366	75,515	—
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	401	56	28	429	7,954,036	95,882	(527,225)
iShares MSCI Canada Index Fund	334	—	31	303	4,993,355	—	(494,404)
iShares MSCI EAFE Index Fund	1,364	109	233	1,240	46,604,834	—	(8,470,335)
iShares MSCI EAFE Small Cap Index Fund	267	—	23	244	5,521,044	—	(467,544)
iShares MSCI Emerging Markets Index Fund	626	48	111	563	13,973,017	—	(2,769,663)
iShares S&P MidCap 400 Index Fund	634	39	47	626	30,476,695	130,336	(1,756,600)
iShares S&P SmallCap 600 Index Fund	391	39	29	401	14,635,920	53,226	(881,632)

					$184,758,861	$354,959	$(15,765,002)

LifePath 2020
iShares Barclays TIPS Bond Fund	651	14	63	602	$61,868,755	$—	$(567,385)
iShares Cohen & Steers Realty Majors Index Fund	468	175	—	643	17,841,407	315,613	—
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,437	607	—	2,044	37,918,074	356,478	—
iShares MSCI Canada Index Fund	864	6	60	810	13,331,069	—	(988,824)

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

iShares MSCI EAFE Index Fund	3,578	259	530	3,307	124,325,429	—	(18,317,668)
iShares MSCI EAFE Small Cap Index Fund	699	—	44	655	14,792,401	—	(935,089)
iShares MSCI Emerging Markets Index Fund	1,637	86	209	1,514	37,551,597	—	(5,209,151)
iShares S&P MidCap 400 Index Fund	1,417	24	79	1,362	66,266,651	280,152	(2,851,252)
iShares S&P SmallCap 600 Index Fund	796	106	27	875	31,937,690	112,172	(883,846)

					$405,833,073	$1,064,415	$(29,753,215)

LifePath 2030
iShares Barclays TIPS Bond Fund	288	15	34	269	$27,594,232	$—	$(349,446)
iShares Cohen & Steers Realty Majors Index Fund	481	315	—	796	22,108,564	332,651	—
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,475	871	—	2,346	43,525,701	374,554	—
iShares MSCI Canada Index Fund	794	49	60	783	12,882,518	—	(988,824)
iShares MSCI EAFE Index Fund	3,371	253	462	3,162	118,854,017	—	(17,889,794)
iShares MSCI EAFE Small Cap Index Fund	643	41	90	594	13,434,841	—	(1,870,199)
iShares MSCI Emerging Markets Index Fund	1,529	87	200	1,416	35,131,977	—	(4,989,332)
iShares S&P MidCap 400 Index Fund	1,228	43	104	1,167	56,776,642	247,485	(3,710,421)
iShares S&P SmallCap 600 Index Fund	726	75	41	760	27,736,815	97,860	(1,167,330)

					$358,045,307	$1,052,550	$(30,965,346)

LifePath 2040
iShares Barclays TIPS Bond Fund	81	9	12	78	$8,019,946	$—	$(121,533)
iShares Cohen & Steers Realty Majors Index Fund	448	311	—	759	21,067,258	307,859	—
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,327	915	—	2,242	41,590,380	352,645	—
iShares MSCI Canada Index Fund	698	63	60	701	11,537,851	—	(988,824)
iShares MSCI EAFE Index Fund	2,964	227	376	2,815	105,803,220	—	(14,804,471)
iShares MSCI EAFE Small Cap Index Fund	563	13	45	531	12,003,402	—	(935,089)
iShares MSCI Emerging Markets Index Fund	1,332	88	160	1,260	31,260,997	—	(3,991,470)
iShares S&P MidCap 400 Index Fund	1,014	40	78	976	47,459,486	206,840	(2,510,801)
iShares S&P SmallCap 600 Index Fund	602	68	40	630	22,985,343	83,353	(1,284,389)

					$301,727,883	$950,697	$(24,636,577)

LifePath 2050
iShares Cohen & Steers Realty Majors Index Fund	3	7	—	10	$282,847	$3,173	$—
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	9	22	—	31	568,001	3,684	(2,364)
iShares MSCI Canada Index Fund	8	3	1	10	172,517	—	(19,009)
iShares MSCI EAFE Index Fund	33	19	7	45	1,684,408	—	(203,500)
iShares MSCI EAFE Small Cap Index Fund	6	3	1	8	187,580	—	(17,012)
iShares MSCI Emerging Markets Index Fund	15	9	3	21	521,506	—	(58,145)
iShares S&P MidCap 400 Index Fund	14	7	1	20	960,643	4,102	(22,748)
iShares S&P SmallCap 600 Index Fund	8	6	1	13	459,810	1,667	(31,260)

					$4,837,312	$12,626	$(354,039)

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

3.	Securities Lending

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of March 31, 2009, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA.

4.	Recently Issued Accounting Pronouncement

Effective January 1, 2009, the Master Portfolios adopted FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”) “Disclosures about Derivative Instruments and Hedging Activities.” This standard requires enhanced disclosures for derivative instruments and hedging activities, including how and why the Master Portfolios use derivative instruments, how derivative instruments are accounted for under FASB Statement No. 133 and how derivative instruments affect the Master Portfolios’ financial position, performance and cash flows. MIP is currently evaluating the impact the adoption of FAS 161 will have on the Master Portfolios’ financial statement disclosures.

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust Schedules of Investments included as Item 1 on this Form N-Q, includes the schedules of investments and notes to schedules of investments of nine series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-Q have any control over the preparation or content of the information included in MIP’s schedules of investments and notes to schedules of investments included herein.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date May 28, 2009

BY	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date May 28, 2009